                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                             Robert M. Zakem, Esq.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:  March 31, 2004
                         -------------------------

Item 1. Reports to Shareholders

        SunAmerica Equity Funds, Semiannual Report at March 31, 2004.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                                   Equity Funds

                                               2004 SEMIANNUAL REPORT


     [LOGO]

AIG Sun America
    Mutual Funds

        March 31, 2004                                         SEMIANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Biotech/Health Fund (SBHAX)

Tax Managed Equity Fund (TXMAX)

                        Table of Contents

SHAREHOLDER LETTER..........................................................  2
STATEMENT OF ASSETS AND LIABILITIES.........................................  4
STATEMENT OF OPERATIONS.....................................................  8
STATEMENT OF CHANGES IN NET ASSETS.......................................... 11
FINANCIAL HIGHLIGHTS........................................................ 16
PORTFOLIO OF INVESTMENTS.................................................... 25
NOTES TO FINANCIAL STATEMENTS............................................... 47
TRUSTEE INFORMATION......................................................... 68
SPECIAL MEETING OF SHAREHOLDERS............................................. 70

        Shareholder Letter

Dear Shareholders:

We are pleased to present you with this semiannual performance summary of the SunAmerica Equity Funds. This period, which ended March 31, 2004, provided us with further evidence that the economy is indeed on the path to recovery. Please join us in an overview of the conditions that have shaped the domestic and international equities markets of the past six months.

Domestic Market and Economic Review

In the fourth calendar quarter of 2003, although trending slightly upward, the equities markets were mainly occupied with digesting the big gains they had made earlier in the year. After three years of being dramatically oversold, equity prices rose sharply in 2003, with small and mid-cap stocks performing especially well. Economic improvements were the catalyst for this shift in the market's direction, with favorable conditions continuing throughout 2003. Interest rates remained at record low levels and monetary and fiscal policy continued to be highly accommodative. As these forces injected enormous liquidity into the U.S. economy, investors returned to the equities markets, stock prices improved and corporate fundamentals continued to strengthen. The Christmas season of 2003 provided a banner season for retail sales. Simultaneously, the close of 2003 saw a surge in many technology stocks.

At the outset of 2004, the chief concern among observers was that the recovery had not generated sufficient jobs growth. As we now know, the disappointing numbers that almost certainly caused the market to pause are strengthening. The most important development over the past six months has been the vigorous corporate earnings growth. 2003's fourth quarter earnings were up approximately 26% on a 10% growth in revenue for S&P 500 companies. Driving this, we believe, is a new profit cycle in the United States that began last year. Strong earnings and cash flow also have set the stage for continuing dividend increases in 2004. In addition, we believe equity valuations in most sectors have remained reasonable, as earnings have moved upwards. Factors weighing on the stock market include record high oil prices and high commodity prices in general, against the backdrop of a weak dollar and terrorism's continuing threat.

During the six-month period, the economy has grown well. 2003's fourth quarter GDP came in at 4.1%. 2004's first quarter GDP, although not yet announced, is also expected to be strong and carries with it positive implications for the market. Capital investment has been increasing too, signaling a return to more normal corporate spending patterns.

Growth in the economy will continue to be driven by the profitable corporate sector. At the same time consumers will still benefit from monetary and fiscal stimulus for at least the first half of 2004. That noted, however, the economy is now on its own. The Fed and Congress have made strong efforts to provide accommodative monetary and fiscal policy to spark stimulus throughout the overall economy, with good results apparent at present. One important question that remains open is when the Fed will begin raising interest rates again. It now appears that robust corporate revenue growth and increasingly frequent signs of economic recovery may prompt the Fed to act soon.

International Market and Economic Review

In tandem with the U.S. expansion, the economic climate in Asia is improving. Much of the growth has been driven by China, Asia's engine of commerce in recent years. The region's other emerging markets also have participated in robust economic activity. In the summer of 2003, Japan unexpectedly began gaining momentum too, surprising economic experts of that region with the vigor with which it has begun to revive from a 15-year downturn. Over the semiannual period, new reports provided further support that Japan is now in the middle of a normal cyclical expansion. Within the Asian complex, the strengths apparent in various markets have all reinforced one other; creating an economic environment that has been stronger than expected for the past year.

In the larger continental countries of Europe--Germany, Italy and France--the news remains disappointing, with these countries still suffering from sluggish economic conditions. The United Kingdom, on the other hand, has had quite a strong economy. Additionally, some of the smaller European countries have benefited from the general economic improvement going on in the United States and Japan. Out of this economic overview flows a profit scenario that differs somewhat from what might initially be expected. In Europe, the profit picture has been more favorable than the economic picture. That is, a surprising number of companies have been able to do quite well within the context of lackluster European growth. This can be explained in part by their international or global character. Also, perhaps more importantly, companies in Europe have undergone considerable restructuring and cost cutting, so the bottom line has been growing a lot faster than the top line. The financial sector, which constitutes a big weight in European stock markets, has been recovering. These factors, plus the fact that Asia and North America are supporting each other and buoying emerging markets, lead us to believe that the recovery is on track.

In view of the beneficial forces now shaping the equities markets both domestically and abroad, we maintain a positive outlook. As always, thorough research and judicious stock selection will continue to play a critically important role in our portfolio management. We encourage you to visit our website, www.sunamericafunds.com, for current mutual fund information.

Thank you for your continued investment in our Funds.

Sincerely,

The AIG SunAmerica Equity Funds Investment Professionals

Brian Clifford             Francis Gannon             Chad Palumbo
Heather Doucette           Soohwan Kim                Timothy Pettee
Jeff Easter                Yumi Koh                   Andrew Sheridan
Gregory Parker             James Monaghan             Hans Danielsson, AIGGIC

--------
Past performance is no guarantee of future results

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2004 -- (unaudited)

                                                                                  Blue Chip      Growth           New
                                                                                   Growth     Opportunities     Century
                                                                                    Fund          Fund           Fund
                                                                                ------------  -------------  -------------
ASSETS:
Investment securities, at value*............................................... $108,516,049  $ 140,018,183  $  88,053,105
Short-term securities*.........................................................           --             --             --
Repurchase agreements (cost equals market).....................................    2,836,000      1,721,000     13,762,000
Cash...........................................................................           22            449             63
Foreign cash*..................................................................           --             --             --
Due from broker................................................................           --             --             --
Receivables for--
  Investments sold.............................................................    2,185,810      1,588,312             --
  Shares of beneficial interest sold...........................................       90,887        112,735         25,667
  Dividends and interest.......................................................       81,062         34,699          5,419
Prepaid expenses...............................................................          778            480            430
Due from investment advisor....................................................          822            832            838
                                                                                ------------  -------------  -------------
  Total assets.................................................................  113,711,430    143,476,690    101,847,522
                                                                                ------------  -------------  -------------
LIABILITIES:
Payables for--
  Investments purchased........................................................    2,005,985        534,984             --
  Shares of beneficial interest redeemed.......................................      257,817        547,620        171,570
  Investment advisory and management fees......................................       71,005         90,221         64,554
  Distribution and service maintenance fees....................................       54,723         70,507         39,072
  Transfer agent fees..........................................................       63,735         84,132         56,673
  Line of credit...............................................................           --             --             --
  Other accrued expenses.......................................................       97,083        119,007        116,365
Unrealized depreciation on forward foreign currency contracts..................           --             --             --
Securities sold short, at value#...............................................           --             --             --
Due to custodian...............................................................           --             --             --
Due to custodian for foreign cash*.............................................           --             --             --
                                                                                ------------  -------------  -------------
  Total liabilities............................................................    2,550,348      1,446,471        448,234
                                                                                ------------  -------------  -------------
   Net assets.................................................................. $111,161,082  $ 142,030,219  $ 101,399,288
                                                                                ============  =============  =============
NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest, $.01 par value.................................. $     79,283  $      95,634  $      69,920
Paid-in capital................................................................  188,254,997    352,088,101    217,589,719
                                                                                ------------  -------------  -------------
                                                                                 188,334,280    352,183,735    217,659,639
Accumulated undistributed net investment income (loss).........................     (469,668)      (886,659)      (749,039)
Accumulated net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions............  (85,082,764)  (223,354,511)  (134,992,639)
Unrealized appreciation (depreciation) on investments..........................    8,379,234     14,087,654     19,481,327
Unrealized appreciation (depreciation) on securities sold short................           --             --             --
Unrealized foreign exchange gain (loss) on transactions and other assets and
 liabilities...................................................................           --             --             --
                                                                                ------------  -------------  -------------
                                                                                $111,161,082  $ 142,030,219  $ 101,399,288
                                                                                ============  =============  =============
*Cost
  Investment securities........................................................ $100,136,815  $ 125,930,529  $  68,571,778
                                                                                ============  =============  =============
  Short-term securities........................................................ $         --  $          --  $          --
                                                                                ============  =============  =============
  Foreign cash................................................................. $         --  $          --  $          --
                                                                                ============  =============  =============
#Proceeds from securities sold short........................................... $         --  $          --  $          --
                                                                                ============  =============  =============

                                                                                 Growth and     Balanced
                                                                                   Income        Assets
                                                                                    Fund          Fund
                                                                                ------------  ------------
ASSETS:
Investment securities, at value*............................................... $187,351,394  $246,610,302
Short-term securities*.........................................................           --            --
Repurchase agreements (cost equals market).....................................      144,000            --
Cash...........................................................................          168        61,607
Foreign cash*..................................................................           --            --
Due from broker................................................................           --            --
Receivables for--
  Investments sold.............................................................    7,613,526    10,854,101
  Shares of beneficial interest sold...........................................       78,721       104,700
  Dividends and interest.......................................................      183,691     1,065,867
Prepaid expenses...............................................................        2,044         1,101
Due from investment advisor....................................................          804           782
                                                                                ------------  ------------
  Total assets.................................................................  195,374,348   258,698,460
                                                                                ------------  ------------
LIABILITIES:
Payables for--
  Investments purchased........................................................    5,580,731    10,343,709
  Shares of beneficial interest redeemed.......................................      256,205       491,934
  Investment advisory and management fees......................................      121,164       157,917
  Distribution and service maintenance fees....................................      119,209       112,696
  Transfer agent fees..........................................................      104,130       123,081
  Line of credit...............................................................           --       151,217
  Other accrued expenses.......................................................      131,095       225,945
Unrealized depreciation on forward foreign currency contracts..................           --            --
Securities sold short, at value#...............................................           --            --
Due to custodian...............................................................           --            --
Due to custodian for foreign cash*.............................................           --            --
                                                                                ------------  ------------
  Total liabilities............................................................    6,312,534    11,606,499
                                                                                ------------  ------------
   Net assets.................................................................. $189,061,814  $247,091,961
                                                                                ============  ============
NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest, $.01 par value.................................. $    170,919  $    184,740
Paid-in capital................................................................  255,545,575   330,655,647
                                                                                ------------  ------------
                                                                                 255,716,494   330,840,387
Accumulated undistributed net investment income (loss).........................     (518,321)     (232,085)
Accumulated net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions............  (82,260,016)  (97,379,655)
Unrealized appreciation (depreciation) on investments..........................   16,123,657    13,863,314
Unrealized appreciation (depreciation) on securities sold short................           --            --
Unrealized foreign exchange gain (loss) on transactions and other assets and
 liabilities...................................................................           --            --
                                                                                ------------  ------------
                                                                                $189,061,814  $247,091,961
                                                                                ============  ============
*Cost
  Investment securities........................................................ $171,227,737  $232,746,988
                                                                                ============  ============
  Short-term securities........................................................ $         --  $         --
                                                                                ============  ============
  Foreign cash................................................................. $         --  $         --
                                                                                ============  ============
#Proceeds from securities sold short........................................... $         --  $         --
                                                                                ============  ============

--------
See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2004 -- (unaudited) (continued)

                                                                                    Blue Chip     Growth         New
                                                                                     Growth    Opportunities   Century
                                                                                      Fund         Fund         Fund
                                                                                   ----------- ------------- -----------
Class A (unlimited shares authorized):
Net assets........................................................................ $68,563,088  $63,739,905  $85,425,743
Shares of beneficial interest issued and outstanding..............................   4,712,370    4,108,842    5,780,161
Net asset value and redemption price per share.................................... $     14.55  $     15.51  $     14.78
Maximum sales charge (5.75% of offering price)....................................        0.89         0.95         0.90
                                                                                   -----------  -----------  -----------
Maximum offering price to public.................................................. $     15.44  $     16.46  $     15.68
                                                                                   ===========  ===========  ===========
Class B (unlimited shares authorized):
Net assets........................................................................ $31,816,449  $39,767,256  $13,765,026
Shares of beneficial interest issued and outstanding..............................   2,419,061    2,842,717    1,044.350
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     13.15  $     13.99  $     13.18
                                                                                   ===========  ===========  ===========
Class C+ (unlimited shares authorized):
Net assets........................................................................ $ 7,566,786  $19,550,897  $ 2,208,519
Shares of beneficial interest issued and outstanding..............................     576,943    1,399,078      167,495
Net asset value, offering and redemption price per share.......................... $     13.12  $     13.97  $     13.19
                                                                                   ===========  ===========  ===========
Class I++ (unlimited shares authorized):
Net assets........................................................................ $ 3,214,759  $ 5,108,817  $        --
Shares of beneficial interest issued and outstanding..............................     219,955      327,436           --
Net asset value, offering and redemption price per share.......................... $     14.62  $     15.60  $        --
                                                                                   ===========  ===========  ===========
Class Z++ (unlimited shares authorized):
Net assets........................................................................ $        --  $        --  $        --
Shares of beneficial interest issued and outstanding..............................          --           --           --
Net asset value, offering and redemption price per share.......................... $        --  $        --  $        --
                                                                                   ===========  ===========  ===========
Class X (unlimited shares authorized):
Net assets........................................................................ $        --  $13,863,344  $        --
Shares of beneficial interest issued and outstanding..............................          --      885,371           --
Net asset value, offering and redemption price per share.......................... $        --  $     15.66  $        --
                                                                                   ===========  ===========  ===========

                                                                                   Growth and    Balanced
                                                                                     Income       Assets
                                                                                      Fund         Fund
                                                                                   ----------- ------------
Class A (unlimited shares authorized):
Net assets........................................................................ $74,641,217 $173,307,347
Shares of beneficial interest issued and outstanding..............................   6,530,759   12,945,121
Net asset value and redemption price per share.................................... $     11.43 $      13.39
Maximum sales charge (5.75% of offering price)....................................        0.70         0.82
                                                                                   ----------- ------------
Maximum offering price to public.................................................. $     12.13 $      14.21
                                                                                   =========== ============
Class B (unlimited shares authorized):
Net assets........................................................................ $62,807,070 $ 45,181,721
Shares of beneficial interest issued and outstanding..............................   5,798,105    3,387,907
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     10.83 $      13.34
                                                                                   =========== ============
Class C+ (unlimited shares authorized):
Net assets........................................................................ $49,670,065 $ 25,331,864
Shares of beneficial interest issued and outstanding..............................   4,593,524    1,896,879
Net asset value, offering and redemption price per share.......................... $     10.81 $      13.35
                                                                                   =========== ============
Class I++ (unlimited shares authorized):
Net assets........................................................................ $ 1,943,462 $  3,271,029
Shares of beneficial interest issued and outstanding..............................     169,529      244,069
Net asset value, offering and redemption price per share.......................... $     11.46 $      13.40
                                                                                   =========== ============
Class Z++ (unlimited shares authorized):
Net assets........................................................................ $        -- $         --
Shares of beneficial interest issued and outstanding..............................          --           --
Net asset value, offering and redemption price per share.......................... $        -- $         --
                                                                                   =========== ============
Class X (unlimited shares authorized):
Net assets........................................................................ $        -- $         --
Shares of beneficial interest issued and outstanding..............................          --           --
Net asset value, offering and redemption price per share.......................... $        -- $         --
                                                                                   =========== ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2004 -- (unaudited) (continued)

                                         International                 Biotech/     Tax Managed
                                            Equity         Value        Health        Equity
                                             Fund          Fund+        Fund+          Fund+
                                         ------------- ------------  ------------  ------------
ASSETS:
Investment securities, at value*........ $ 85,394,168  $189,340,617  $ 45,553,008  $ 58,673,065
Short-term securities*..................           --            --            --       168,000
Repurchase agreements (cost equals
 market)................................      449,000     1,930,000     6,764,000            --
Cash....................................          385            --           919           957
Foreign cash*...........................      464,245            --            --            --
Due from broker.........................           --       884,116            --            --
Receivables for--
 Investments sold.......................    2,537,881     1,701,955     8,666,361     1,793,500
 Shares of beneficial interest sold.....       36,475       236,333        81,475        63,344
 Dividends and interest.................      437,563       409,465        18,673        65,908
Prepaid expenses........................          445        15,843         8,245           259
Due from investment advisor.............        9,864         1,755         8,016        11,600
                                         ------------  ------------  ------------  ------------
 Total assets...........................   89,330,026   194,520,084    61,100,697    60,776,633
                                         ------------  ------------  ------------  ------------
LIABILITIES:
Payables for--
 Investments purchased..................    2,591,993     1,663,791     5,139,959     1,283,183
 Shares of beneficial interest redeemed.      164,365       209,670       131,676       108,327
 Investment advisory and management fees       71,957       173,016        33,112        42,957
 Distribution and service maintenance
   fees.................................       48,697       113,320        32,940        42,231
 Transfer agent fees....................       53,509        64,169        37,726        27,154
 Line of credit.........................           --            --            --            --
 Other accrued expenses.................      151,114        62,635        41,269        52,290
Unrealized depreciation on forward
 foreign currency contracts.............           --       156,133            --            --
Securities sold short, at value#........           --            --     3,969,470            --
Due to custodian........................           --       890,739            --            --
Due to custodian for foreign cash*......           --             6            --            --
                                         ------------  ------------  ------------  ------------
 Total liabilities......................    3,081,635     3,333,479     9,386,152     1,556,142
                                         ------------  ------------  ------------  ------------
   Net assets........................... $ 86,248,391  $191,186,605  $ 51,714,545  $ 59,220,491
                                         ============  ============  ============  ============
NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest, $.01 par
 value.................................. $     85,139  $    114,869  $     49,654  $     53,837
Paid-in capital.........................  133,238,305   168,771,542    76,913,659    91,316,754
                                         ------------  ------------  ------------  ------------
                                          133,323,444   168,886,411    76,963,313    91,370,591
Accumulated undistributed net
 investment income (loss)...............     (567,197)      859,416      (326,242)      (78,248)
Accumulated net realized gain (loss) on
 investments, futures contracts,
 options contracts, and foreign
 exchange transactions..................  (55,417,356)    7,633,689   (33,682,185)  (31,541,681)
Unrealized appreciation (depreciation)
 on investments.........................    8,886,305    13,963,222     8,893,146      (530,171)
Unrealized appreciation (depreciation)
 on securities sold short...............           --            --      (133,487)           --
Unrealized foreign exchange gain (loss)
 on transactions and other assets and
 liabilities............................       23,195      (156,133)           --            --
                                         ------------  ------------  ------------  ------------
                                         $ 86,248,391  $191,186,605  $ 51,714,545  $ 59,220,491
                                         ============  ============  ============  ============
*Cost
 Investment securities.................. $ 76,507,863  $175,377,395  $ 36,659,862  $ 59,203,236
                                         ============  ============  ============  ============
 Short-term securities.................. $         --  $         --  $         --  $    168,000
                                         ============  ============  ============  ============
 Foreign cash........................... $    460,615  $         (6) $         --  $         --
                                         ============  ============  ============  ============
#Proceeds from securities sold short.... $         --  $         --  $  3,835,983  $         --
                                         ============  ============  ============  ============

--------
 +See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2004 -- (unaudited) (continued)

                                                                                                       International
                                                                                                          Equity        Value
                                                                                                           Fund         Fund+
                                                                                                       ------------- -----------
Class A (unlimited shares authorized):
Net assets............................................................................................  $34,129,047  $72,534,370
Shares of beneficial interest issued and outstanding..................................................    3,286,056    4,269,341
Net asset value and redemption price per share........................................................  $     10.39  $     16.99
Maximum sales charge (5.75% of offering price)........................................................         0.63         1.04
                                                                                                        -----------  -----------
Maximum offering price to public......................................................................  $     11.02  $     18.03
                                                                                                        ===========  ===========
Class B (unlimited shares authorized):
Net assets............................................................................................  $27,253,036  $80,353,192
Shares of beneficial interest issued and outstanding..................................................    2,754,581    4,913,600
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)........................................................................................  $      9.89  $     16.35
                                                                                                        ===========  ===========
Class C+ (unlimited shares authorized):
Net assets............................................................................................  $16,905,315  $24,934,488
Shares of beneficial interest issued and outstanding..................................................    1,710,323    1,524,932
Net asset value, offering and redemption price per share..............................................  $      9.88  $     16.35
                                                                                                        ===========  ===========
Class I++ (unlimited shares authorized):
Net assets............................................................................................  $ 7,960,993  $ 7,888,660
Shares of beneficial interest issued and outstanding..................................................      762,937      464,711
Net asset value, offering and redemption price per share..............................................  $     10.43  $     16.98
                                                                                                        ===========  ===========
Class Z++ (unlimited shares authorized):
Net assets............................................................................................  $        --  $ 5,475,895
Shares of beneficial interest issued and outstanding..................................................           --      314,352
Net asset value, offering and redemption price per share..............................................  $        --  $     17.42
                                                                                                        ===========  ===========
Class X (unlimited shares authorized):
Net assets............................................................................................  $        --  $        --
Shares of beneficial interest issued and outstanding..................................................           --           --
Net asset value, offering and redemption price per share..............................................  $        --  $        --
                                                                                                        ===========  ===========

                                                                                                        Biotech/   Tax Managed
                                                                                                         Health      Equity
                                                                                                         Fund+        Fund+
                                                                                                       ----------- -----------
Class A (unlimited shares authorized):
Net assets............................................................................................ $20,310,263 $15,102,592
Shares of beneficial interest issued and outstanding..................................................   1,921,199   1,339,750
Net asset value and redemption price per share........................................................ $     10.57 $     11.27
Maximum sales charge (5.75% of offering price)........................................................        0.64        0.69
                                                                                                       ----------- -----------
Maximum offering price to public...................................................................... $     11.21 $     11.96
                                                                                                       =========== ===========
Class B (unlimited shares authorized):
Net assets............................................................................................ $18,245,647 $22,257,562
Shares of beneficial interest issued and outstanding..................................................   1,769,894   2,041,573
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)........................................................................................ $     10.31 $     10.90
                                                                                                       =========== ===========
Class C+ (unlimited shares authorized):
Net assets............................................................................................ $13,158,635 $21,860,337
Shares of beneficial interest issued and outstanding..................................................   1,274,351   2,002,338
Net asset value, offering and redemption price per share.............................................. $     10.33 $     10.92
                                                                                                       =========== ===========
Class I++ (unlimited shares authorized):
Net assets............................................................................................ $        -- $        --
Shares of beneficial interest issued and outstanding..................................................          --          --
Net asset value, offering and redemption price per share.............................................. $        -- $        --
                                                                                                       =========== ===========
Class Z++ (unlimited shares authorized):
Net assets............................................................................................ $        -- $        --
Shares of beneficial interest issued and outstanding..................................................          --          --
Net asset value, offering and redemption price per share.............................................. $        -- $        --
                                                                                                       =========== ===========
Class X (unlimited shares authorized):
Net assets............................................................................................ $        -- $        --
Shares of beneficial interest issued and outstanding..................................................          --          --
Net asset value, offering and redemption price per share.............................................. $        -- $        --
                                                                                                       =========== ===========

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For period ended March 31.
        2004 -- (unaudited)

                                                                                            Blue Chip      Growth
                                                                                             Growth     Opportunities
                                                                                              Fund          Fund
                                                                                           -----------  -------------
INVESTMENT INCOME:
Investment income:
  Interest................................................................................ $    13,011   $    59,873
  Dividends*..............................................................................     652,106       376,024
                                                                                           -----------   -----------
   Total investment income................................................................     665,117       435,897
                                                                                           -----------   -----------
Expenses:
  Investment advisory and management fees.................................................     473,454       533,781
  Distribution and service maintenance fees:
   Class A................................................................................     123,446       113,295
   Class B................................................................................     161,124       202,674
   Class C+...............................................................................      38,912       101,505
   Class Z#...............................................................................          --            --
   Class X................................................................................          --            --
  Service fees Class I....................................................................      19,633         6,157
  Transfer agent fees and expenses:
   Class A................................................................................     101,004        98,337
   Class B................................................................................      56,624        71,277
   Class C+...............................................................................      14,301        36,349
   Class I#...............................................................................      17,597         5,601
   Class Z#...............................................................................          --            --
   Class X................................................................................          --        13,366
  Registration fees:
   Class A................................................................................       7,092         8,234
   Class B................................................................................       5,536         6,130
   Class C+...............................................................................       1,285         4,346
   Class I#...............................................................................       4,323         4,346
   Class Z#...............................................................................          --            --
   Class X................................................................................          --           709
  Custodian fees and expenses.............................................................      30,218        31,934
  Reports to shareholders.................................................................      21,777        30,625
  Audit and tax fees......................................................................      15,649        18,051
  Legal fees..............................................................................       4,369         3,980
  Trustees' fees..........................................................................       7,065         8,164
  Interest expense........................................................................       1,447            --
  Insurance expense.......................................................................       1,843         1,869
  Dividend expense on securities sold short...............................................           --           --.
  Other expenses..........................................................................       3,873         3,653
                                                                                           -----------   -----------
  Total expenses before reimbursements and custody credits................................   1,110,572     1,304,383
  Expenses reimbursed by the investment advisor...........................................      (6,406)       (5,170)
  Custody credits earned on cash balances.................................................         (45)       (1,349)
  Fees paid indirectly....................................................................           --           --.
                                                                                           -----------   -----------
Net expenses..............................................................................   1,104,121     1,297,864
                                                                                           -----------   -----------
Net investment income (loss)..............................................................    (439,004)     (861,967)
                                                                                           -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments**.................................................   11,751,541   14,868,642.
Net realized foreign exchange gain (loss) on other assets and liabilities.................           --           --.
Net realized gain (loss) on futures and options contracts.................................           --           --.
Net realized gain (loss) on securities sold short.........................................           --           --.
Change in unrealized appreciation (depreciation) on investments...........................    2,360,423    2,813,047.
Change in unrealized appreciation (depreciation) on securities sold short.................           --           --.
Change in unrealized foreign exchange gain (loss) on transactions and other assets and
 liabilities..............................................................................           --           --.
Change in unrealized appreciation (depreciation) on futures and options contracts.........           --           --.
                                                                                           -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign exchange gain (loss) on
 other assets and liabilities.............................................................  14,111,964    17,681,689
                                                                                           -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $13,672,960   $16,819,722
                                                                                           ===========   ===========
*Net of foreign withholding taxes on dividends of......................................... $     4,983   $     2,119
                                                                                           ===========   ===========
**Net of foreign withholding taxes on capital gains of.................................... $        --   $        --
                                                                                           ===========   ===========

                                                                                               New       Growth and    Balanced
                                                                                             Century       Income       Assets
                                                                                              Fund          Fund         Fund
                                                                                           -----------  -----------  -----------
INVESTMENT INCOME:
Investment income:
  Interest................................................................................ $    20,296  $     8,708  $ 1,856,277
  Dividends*..............................................................................     207,869    1,439,105    1,175,440
                                                                                           -----------  -----------  -----------
   Total investment income................................................................     228,165    1,447,813    3,031,717
                                                                                           -----------  -----------  -----------
Expenses:
  Investment advisory and management fees.................................................     414,690      768,108      955,832
  Distribution and service maintenance fees:
   Class A................................................................................     155,600      131,771      311,501
   Class B................................................................................      77,635      335,091      237,035
   Class C+...............................................................................      11,356      256,939      130,070
   Class Z#...............................................................................          --           --           --
   Class X................................................................................          --           --           --
  Service fees Class I....................................................................       4,840       13,907        4,356
  Transfer agent fees and expenses:
   Class A................................................................................     125,162      107,595      257,697
   Class B................................................................................      28,009      101,254       73,709
   Class C+...............................................................................       5,356       73,220       36,067
   Class I#...............................................................................       4,658       12,388        4,131
   Class Z#...............................................................................          --           --           --
   Class X................................................................................          --           --           --
  Registration fees:
   Class A................................................................................      10,543        6,908        9,722
   Class B................................................................................       4,734        7,365        5,970
   Class C+...............................................................................       4,391        2,103        5,078
   Class I#...............................................................................       3,773        3,694        4,483
   Class Z#...............................................................................          --           --           --
   Class X................................................................................          --           --           --
  Custodian fees and expenses.............................................................      30,029       35,272       45,025
  Reports to shareholders.................................................................      19,078       29,576       39,913
  Audit and tax fees......................................................................      15,695       18,280       16,084
  Legal fees..............................................................................       3,156        5,009        3,842
  Trustees' fees..........................................................................       5,869       13,705       15,705
  Interest expense........................................................................       6,489        4,615        1,470
  Insurance expense.......................................................................       1,608        3,472        4,286
  Dividend expense on securities sold short...............................................           --           --           --
  Other expenses..........................................................................       3,405        4,093        3,553
                                                                                           -----------  -----------  -----------
  Total expenses before reimbursements and custody credits................................     936,076    1,934,365    2,165,529
  Expenses reimbursed by the investment advisor...........................................     (12,290)      (4,412)      (4,637)
  Custody credits earned on cash balances.................................................        (222)         (45)         (77)
  Fees paid indirectly....................................................................           --           --           --
                                                                                           -----------  -----------  -----------
Net expenses..............................................................................     923,564    1,929,908    2,160,815
                                                                                           -----------  -----------  -----------
Net investment income (loss)..............................................................    (695,399)    (482,095)     870,902
                                                                                           -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments**.................................................   11,493,526   13,433,744   11,913,739
Net realized foreign exchange gain (loss) on other assets and liabilities.................           --           --           --
Net realized gain (loss) on futures and options contracts.................................      (9,065)           --           --
Net realized gain (loss) on securities sold short.........................................           --           --           --
Change in unrealized appreciation (depreciation) on investments...........................    (128,671)   10,823,331    6,935,782
Change in unrealized appreciation (depreciation) on securities sold short.................           --           --           --
Change in unrealized foreign exchange gain (loss) on transactions and other assets and
 liabilities..............................................................................           --           --           --
Change in unrealized appreciation (depreciation) on futures and options contracts.........           --           --           --
                                                                                           -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign exchange gain (loss) on
 other assets and liabilities.............................................................  11,355,790   24,257,075   18,849,521
                                                                                           -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $10,660,391  $23,774,980  $19,720,423
                                                                                           ===========  ===========  ===========
*Net of foreign withholding taxes on dividends of......................................... $     2,054  $     2,673  $     2,075
                                                                                           ===========  ===========  ===========
**Net of foreign withholding taxes on capital gains of.................................... $        --  $        --  $        --
                                                                                           ===========  ===========  ===========

--------
+Effective February 23, 2004, Class II shares were redesignated to Class C shares.
#See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2003 -- (continued)

                                                          International
                                                             Equity        Value
                                                              Fund        Fund++        Value
                                                           (unaudited)  (unaudited)    Fund+++
                                                          ------------- -----------  -----------
INVESTMENT INCOME:
Investment income:
 Interest...............................................   $     7,148  $   325,898  $   902,965
 Dividends*.............................................       597,959    3,259,590    5,207,118
                                                           -----------  -----------  -----------
   Total investment income..............................       605,107    3,585,488    6,110,083
                                                           -----------  -----------  -----------
Expenses:
 Investment advisory and management fees................       482,128      803,539    1,665,726
 Distribution and service maintenance fees:
   Class A..............................................        56,798       95,276      194,543
   Class B..............................................       138,500      353,116      801,861
   Class C+.............................................        82,500      102,003      206,360
   Class Z#.............................................            --           --           --
   Class X..............................................            --           --           --
 Service fees Class I...................................        24,712        7,637       13,837
 Transfer agent fees and expenses:
   Class A..............................................        49,608       67,980      151,672
   Class B..............................................        48,741       88,749      219,310
   Class C+.............................................        28,256       26,241       56,264
   Class I#.............................................        22,365        6,890        8,045
   Class Z#.............................................            --        7,560       19,137
   Class X..............................................            --           --           --
 Registration fees:
   Class A..............................................         9,559        1,743       15,541
   Class B..............................................         5,421        2,428        7,831
   Class C+.............................................         3,911        5,016       11,590
   Class I#.............................................         4,918        3,952        9,313
   Class Z#.............................................            --        2,432        6,733
   Class X..............................................            --           --           --
 Custodian fees and expenses............................       104,818       26,083       65,631
 Reports to shareholders................................        19,052       29,336       63,130
 Audit and tax fees.....................................        19,997       12,160       33,169
 Legal fees.............................................         5,147        3,952        7,808
 Trustees' fees.........................................         5,298        5,604       14,497
 Interest expenses......................................         3,796           --          224
 Insurance expenses.....................................         1,404        1,875        3,217
 Dividend expense on securities sold short..............            --           --           --
 Other expenses.........................................         3,786        1,063        4,692
                                                           -----------  -----------  -----------
 Total expenses before reimbursements and custody
   credits..............................................     1,120,715    1,654,635    3,580,131
 Expenses reimbursed by the investment advisor..........       (70,916)     (11,497)     (34,264)
 Custody credits earned on cash balances................            --         (243)        (745)
 Fees paid indirectly...................................            --           --      (11,394)
                                                           -----------  -----------  -----------
Net expenses............................................     1,049,799    1,642,895    3,533,728
                                                           -----------  -----------  -----------
Net investment income (loss)............................      (444,692)   1,942,593    2,576,355
                                                           -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments **..............    16,170,141   10,896,010    5,327,763
Net realized foreign exchange gain (loss) on other
 assets and liabilities.................................       (29,131)     326,945      (12,227)
Net realized gain (loss) on futures and options
 contracts..............................................       111,247        7,603      114,854
Net realized gain (loss) on securities sold short.......            --           --           --
Change in unrealized appreciation (depreciation) on
 investments............................................     1,583,660    3,231,372   16,976,963
Change in unrealized appreciation (depreciation) on
 securities sold short..................................            --           --           --
Change in unrealized foreign exchange gain (loss) on
 transactions and other assets and liabilities..........         1,041     (158,217)       2,901
Change in unrealized appreciation (depreciation) on
 futures and options contracts..........................        92,887           --     (105,897)
                                                           -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments
 and foreign exchange gain (loss) on other assets and
 liabilities............................................    17,929,845   14,303,713   22,304,357
                                                           -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................   $17,485,153  $16,246,306  $24,880,712
                                                           ===========  ===========  ===========
 *Net of foreign withholding taxes on dividends of......   $    70,310  $    11,945  $    53,560
                                                           ===========  ===========  ===========
**Net of foreign withholding taxes on capital gains of..   $    18,130  $        --  $        --
                                                           ===========  ===========  ===========

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ For the period November 1, 2003 through March 31, 2004.
+++For the period November 1, 2002 through October 31, 2003. See Note 2
#  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Fund
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2003 -- (continued)

                                                           Biotech/                Tax Managed
                                                            Health      Biotech/     Equity    Tax Managed
                                                            Fund++       Health      Fund++      Equity
                                                          (unaudited)   Fund+++    (unaudited)   Fund+++
                                                          ----------- -----------  ----------- -----------
INVESTMENT INCOME:
Investment income:
 Interest...............................................  $   25,691  $    77,241  $      168  $     1,733
 Dividends*.............................................      67,452       26,050     420,037    1,098,402
                                                          ----------  -----------  ----------  -----------
   Total investment income..............................      93,143      103,291     420,205    1,100,135
                                                          ----------  -----------  ----------  -----------
Expenses:
 Investment advisory and management fees................     160,281      331,090     215,211      519,867
 Distribution and service maintenance fees:
   Class A..............................................      29,053       57,668      22,246       52,568
   Class B..............................................      76,389      162,390      95,438      230,393
   Class C+.............................................      54,311      114,299      94,191      231,020
   Class Z#.............................................          --           --          --           --
   Class X..............................................          --           --          --           --
 Service fees Class I...................................          --           --          --           --
 Transfer agent fees and expenses:
   Class A..............................................      23,734       50,186      16,720       40,285
   Class B..............................................      25,318       56,418      24,796       60,631
   Class C+.............................................      18,941       42,251      24,066       59,631
   Class I#.............................................          --           --          --           --
   Class Z#.............................................          --           --          --           --
   Class X..............................................          --           --          --           --
 Registration fees:
   Class A..............................................          --       19,532          --       10,663
   Class B..............................................          --       17,718          --       10,873
   Class C+.............................................          --       17,718          --       11,303
   Class I#.............................................          --           --          --           --
   Class Z#.............................................          --           --          --           --
   Class X..............................................          --           --          --           --
 Custodian fees and expenses............................      22,137       52,446      21,887       54,232
 Reports to shareholders................................      24,098        5,470       9,639          861
 Audit and tax fees.....................................      14,324       27,525      14,419       27,294
 Legal fees.............................................       3,132        6,202       3,830        8,843
 Trustees' fees.........................................       1,603        3,897       2,205        6,152
 Interest expenses......................................          --           --          --           --
 Insurance expenses.....................................         496           --         759           --
 Dividend expense on securities sold short..............          --        9,650          --           --
 Other expenses.........................................       5,920        7,914       4,488        9,187
                                                          ----------  -----------  ----------  -----------
 Total expenses before reimbursements and custody
   credits..............................................     459,737      982,374     549,895    1,333,803
 Expenses reimbursed by the investment advisor..........     (43,469)    (117,176)    (59,513)    (146,883)
 Custody credits earned on cash balances................         (60)      (1,098)         (5)        (166)
 Fees paid indirectly...................................          --           --          --           --
                                                          ----------  -----------  ----------  -----------
Net expenses............................................     416,208      864,100     490,377    1,186,754
                                                          ----------  -----------  ----------  -----------
Net investment income (loss)............................    (323,065)    (760,809)    (70,172)     (86,619)
                                                          ----------  -----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments **..............   2,656,186     (637,572)   (617,837)  (4,260,050)
Net realized foreign exchange gain (loss) on other
 assets and liabilities.................................          --           --          --           --
Net realized gain (loss) on futures and options
 contracts..............................................          --           --          --           --
Net realized gain (loss) on securities sold short.......    (241,028)    (244,929)         --           --
Change in unrealized appreciation (depreciation) on
 investments............................................   1,677,904   12,128,174   4,995,519   13,156,086
Change in unrealized appreciation (depreciation) on
 securities sold short..................................     (52,905)     262,100          --           --
Change in unrealized foreign exchange gain (loss) on
 transactions and other assets and liabilities..........          --           --          --           --
Change in unrealized appreciation (depreciation) on
 futures and options contracts..........................          --           --          --           --
                                                          ----------  -----------  ----------  -----------
Net realized and unrealized gain (loss) on investments
 and foreign exchange gain (loss) on other assets and
 liabilities............................................   4,040,157   11,507,773   4,377,682    8,896,036
                                                          ----------  -----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................  $3,717,092  $10,746,964  $4,307,510  $ 8,809,417
                                                          ==========  ===========  ==========  ===========
 *Net of foreign withholding taxes on dividends of......  $       --  $        --  $       88  $       159
                                                          ==========  ===========  ==========  ===========
**Net of foreign withholding taxes on capital gains of..  $       --  $        --  $       --  $        --
                                                          ==========  ===========  ==========  ===========

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ For the period November 1, 2003 through March 31, 2004.
+++For the period November 1, 2002 through October 31, 2003. See Note 2
#  See Note 1

        SunAmerica Equity Fund
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Blue Chip Growth Fund
                                                                                          -----------------------------
                                                                                              For the
                                                                                          six months ended For the year
                                                                                             March 31,         ended
                                                                                                2004       September 30,
                                                                                            (unaudited)        2003
                                                                                          ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)...........................................................   $   (439,004)  $   (865,083)
  Net realized gain (loss) on investments................................................     11,751,541    (14,883,864)
  Net realized foreign exchange gain (loss) on other assets and liabilities..............             --             --
  Net realized gain (loss) on futures and options contracts..............................             --             --
  Net realized gain (loss) on securities sold short......................................             --             --
  Change in unrealized appreciation (depreciation) on investments........................      2,360,423     34,594,963
  Change in unrealized appreciation (depreciation) on securities sold short..............             --             --
  Change in unrealized foreign exchange gain (loss) on transactions and other assets and
   liabilities...........................................................................             --             --
  Change in unrealized appreciation (depreciation) on futures and options contracts......             --             --
                                                                                            ------------   ------------
Net increase (decrease) in net assets resulting from operations..........................     13,672,960     18,846,016
                                                                                            ------------   ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A)........................................................             --             --
  Net investment income (Class B)........................................................             --             --
  Net investment income (Class C)+.......................................................             --             --
  Net investment income (Class I)++......................................................             --             --
  Net investment income (Class Z)++......................................................             --             --
  Net investment income (Class X)........................................................             --             --
  Net realized gain on investments (Class A).............................................             --             --
  Net realized gain on investments (Class B).............................................             --             --
  Net realized gain on investments (Class C)+............................................             --             --
  Net realized gain on investments (Class I)++...........................................             --             --
  Net realized gain on investments (Class Z)++...........................................             --             --
  Net realized gain on investments (Class X).............................................             --             --
                                                                                            ------------   ------------
Total dividends and distributions to shareholders........................................             --             --
                                                                                            ------------   ------------
Net increase in net assets resulting from capital share transactions
 (Note 7)................................................................................    (24,510,267)   (11,161,768)
                                                                                            ------------   ------------
Total increase (decrease) in net assets..................................................    (10,837,307)     7,684,248

NET ASSETS:
Beginning of period......................................................................    121,998,389    114,314,141
                                                                                            ------------   ------------
End of period*...........................................................................   $111,161,082   $121,998,389
                                                                                            ============   ============
* Includes accumulated undistributed net investment income (loss)........................   $   (469,668)  $    (30,664)
                                                                                            ============   ============

                                                                                            Growth Opportunities Fund
                                                                                          -----------------------------
                                                                                              For the
                                                                                          six months ended For the year
                                                                                             March 31,         ended
                                                                                                2004       September 30,
                                                                                            (unaudited)        2003
                                                                                          ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)...........................................................   $   (861,967)  $ (1,710,261)
  Net realized gain (loss) on investments................................................     14,868,642      3,180,317
  Net realized foreign exchange gain (loss) on other assets and liabilities..............             --             23
  Net realized gain (loss) on futures and options contracts..............................             --             --
  Net realized gain (loss) on securities sold short......................................             --             --
  Change in unrealized appreciation (depreciation) on investments........................      2,813,047     35,797,632
  Change in unrealized appreciation (depreciation) on securities sold short..............             --             --
  Change in unrealized foreign exchange gain (loss) on transactions and other assets and
   liabilities...........................................................................             --             --
  Change in unrealized appreciation (depreciation) on futures and options contracts......             --             --
                                                                                            ------------   ------------
Net increase (decrease) in net assets resulting from operations..........................     16,819,722     37,267,711
                                                                                            ------------   ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A)........................................................             --             --
  Net investment income (Class B)........................................................             --             --
  Net investment income (Class C)+.......................................................             --             --
  Net investment income (Class I)++......................................................             --             --
  Net investment income (Class Z)++......................................................             --             --
  Net investment income (Class X)........................................................             --             --
  Net realized gain on investments (Class A).............................................             --             --
  Net realized gain on investments (Class B).............................................             --             --
  Net realized gain on investments (Class C)+............................................             --             --
  Net realized gain on investments (Class I)++...........................................             --             --
  Net realized gain on investments (Class Z)++...........................................             --             --
  Net realized gain on investments (Class X).............................................             --             --
                                                                                            ------------   ------------
Total dividends and distributions to shareholders........................................             --             --
                                                                                            ------------   ------------
Net increase in net assets resulting from capital share transactions
 (Note 7)................................................................................    (10,790,498)    (7,535,129)
                                                                                            ------------   ------------
Total increase (decrease) in net assets..................................................      6,029,224     29,732,582

NET ASSETS:
Beginning of period......................................................................   $136,000,995    106,268,413
                                                                                            ------------   ------------
End of period*...........................................................................   $142,030,219   $136,000,995
                                                                                            ============   ============
* Includes accumulated undistributed net investment income (loss)........................   $   (886,659)  $    (24,692)
                                                                                            ============   ============

--------
 +Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                                 New Century Fund
                                                                                          -----------------------------
                                                                                              For the
                                                                                          six months ended For the year
                                                                                             March 31,         ended
                                                                                                2004       September 30,
                                                                                            (unaudited)        2003
                                                                                          ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)...........................................................   $   (695,399)  $ (1,261,893)
  Net realized gain (loss) on investments................................................     11,493,526    (14,089,380)
  Net realized foreign exchange gain (loss) on other assets and liabilities..............             --             --
  Net realized gain (loss) on futures and options contracts..............................         (9,065)       116,181
  Net realized gain (loss) on securities sold short......................................             --             --
  Change in unrealized appreciation (depreciation) on investments........................       (128,671)    33,831,669
  Change in unrealized appreciation (depreciation) on securities sold short..............             --             --
  Change in unrealized foreign exchange gain (loss) on transactions and other assets and
   liabilities...........................................................................             --             --
  Change in unrealized appreciation (depreciation) on futures and options contracts......             --        (37,628)
                                                                                            ------------   ------------
Net increase (decrease) in net assets resulting from operations..........................     10,660,391     18,558,949
                                                                                            ------------   ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A)........................................................             --             --
  Net investment income (Class B)........................................................             --             --
  Net investment income (Class C)+.......................................................             --             --
  Net investment income (Class I)++......................................................             --             --
  Net investment income (Class Z)++......................................................             --             --
  Net investment income (Class X)........................................................             --             --
  Net realized gain on investments (Class A).............................................             --             --
  Net realized gain on investments (Class B).............................................             --             --
  Net realized gain on investments (Class C)+............................................             --             --
  Net realized gain on investments (Class I)++...........................................             --             --
  Net realized gain on investments (Class Z)++...........................................             --             --
  Net realized gain on investments (Class X).............................................             --             --
                                                                                            ------------   ------------
Total dividends and distributions to shareholders........................................             --             --
                                                                                            ------------   ------------
Net increase in net assets resulting from capital share transactions
 (Note 7)................................................................................    (17,781,775)   (15,057,929)
                                                                                            ------------   ------------
Total increase (decrease) in net assets..................................................     (7,121,384)     3,501,020

NET ASSETS:
Beginning of period......................................................................    108,520,672    105,019,652
                                                                                            ------------   ------------
End of period*...........................................................................   $101,399,288   $108,520,672
                                                                                            ============   ============
* Includes accumulated undistributed net investment income (loss)........................   $   (749,039)  $    (53,640)
                                                                                            ============   ============

                                                                                              Growth and Income Fund
                                                                                          -----------------------------
                                                                                              For the
                                                                                          six months ended For the year
                                                                                             March 31,         ended
                                                                                                2004       September 30,
                                                                                            (unaudited)        2003
                                                                                          ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)...........................................................   $   (482,095)  $   (705,030)
  Net realized gain (loss) on investments................................................     13,433,744    (35,762,966)
  Net realized foreign exchange gain (loss) on other assets and liabilities..............             --             --
  Net realized gain (loss) on futures and options contracts..............................             --             --
  Net realized gain (loss) on securities sold short......................................             --             --
  Change in unrealized appreciation (depreciation) on investments........................     10,823,331     64,603,752
  Change in unrealized appreciation (depreciation) on securities sold short..............             --             --
  Change in unrealized foreign exchange gain (loss) on transactions and other assets and
   liabilities...........................................................................             --             --
  Change in unrealized appreciation (depreciation) on futures and options contracts......             --             --
                                                                                            ------------   ------------
Net increase (decrease) in net assets resulting from operations..........................     23,774,980     28,135,756
                                                                                            ------------   ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A)........................................................             --             --
  Net investment income (Class B)........................................................             --             --
  Net investment income (Class C)+.......................................................             --             --
  Net investment income (Class I)++......................................................             --             --
  Net investment income (Class Z)++......................................................             --             --
  Net investment income (Class X)........................................................             --             --
  Net realized gain on investments (Class A).............................................             --             --
  Net realized gain on investments (Class B).............................................             --             --
  Net realized gain on investments (Class C)+............................................             --             --
  Net realized gain on investments (Class I)++...........................................             --             --
  Net realized gain on investments (Class Z)++...........................................             --             --
  Net realized gain on investments (Class X).............................................             --             --
                                                                                            ------------   ------------
Total dividends and distributions to shareholders........................................             --             --
                                                                                            ------------   ------------
Net increase in net assets resulting from capital share transactions
 (Note 7)................................................................................    (34,409,465)   (51,963,968)
                                                                                            ------------   ------------
Total increase (decrease) in net assets..................................................    (10,634,485)   (23,828,212)

NET ASSETS:
Beginning of period......................................................................    199,696,299    223,524,511
                                                                                            ------------   ------------
End of period*...........................................................................   $189,061,814   $199,696,299
                                                                                            ============   ============
* Includes accumulated undistributed net investment income (loss)........................   $   (518,321)  $    (36,226)
                                                                                            ============   ============

--------
 +Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                               Balanced Assets Fund
                                                                                          -----------------------------
                                                                                              For the
                                                                                          six months ended For the year
                                                                                             March 31,         ended
                                                                                                2004       September 30,
                                                                                            (unaudited)        2003
                                                                                          ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)...........................................................   $    870,902   $  1,760,432
  Net realized gain (loss) on investments................................................     11,913,739    (28,335,937)
  Net realized foreign exchange gain (loss) on other assets and liabilities..............             --            382
  Net realized gain (loss) on futures and options contracts..............................             --             --
  Net realized gain (loss) on securities sold short......................................             --             --
  Change in unrealized appreciation (depreciation) on investments........................      6,935,782     42,771,990
  Change in unrealized appreciation (depreciation) on securities sold short..............             --             --
  Change in unrealized foreign exchange gain (loss) on transactions and other assets and
   liabilities...........................................................................             --            (61)
  Change in unrealized appreciation (depreciation) on futures and options contracts......             --             --
                                                                                            ------------   ------------
Net increase (decrease) in net assets resulting from operations..........................     19,720,423     16,196,806
                                                                                            ------------   ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A)........................................................       (927,853)    (1,750,489)
  Net investment income (Class B)........................................................        (92,775)      (190,530)
  Net investment income (Class C)+.......................................................        (51,510)       (97,381)
  Net investment income (Class I)++......................................................        (18,435)       (50,394)
  Net investment income (Class Z)++......................................................             --             --
  Net investment income (Class X)........................................................             --             --
  Net realized gain on investments (Class A).............................................             --             --
  Net realized gain on investments (Class B).............................................             --             --
  Net realized gain on investments (Class C)+............................................             --             --
  Net realized gain on investments (Class I)++...........................................             --             --
  Net realized gain on investments (Class Z)++...........................................             --             --
  Net realized gain on investments (Class X).............................................             --             --
                                                                                            ------------   ------------
Total dividends and distributions to shareholders........................................     (1,090,573)    (2,088,794)
                                                                                            ------------   ------------
Net increase in net assets resulting from capital share transactions
 (Note 7)................................................................................    (24,715,143)   (45,385,301)
                                                                                            ------------   ------------
Total increase (decrease) in net assets..................................................     (6,085,293)   (31,277,289)

NET ASSETS:
Beginning of period......................................................................    253,177,254    284,454,543
                                                                                            ------------   ------------
End of period*...........................................................................   $247,091,961   $253,177,254
                                                                                            ============   ============
* Includes accumulated undistributed net investment income (loss)........................   $   (232,085)  $    (12,414)
                                                                                            ============   ============

                                                                                            International Equity Fund
                                                                                          -----------------------------
                                                                                              For the
                                                                                          six months ended For the year
                                                                                             March 31,         ended
                                                                                                2004       September 30,
                                                                                            (unaudited)        2003
                                                                                          ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)...........................................................   $   (444,692)  $     35,865
  Net realized gain (loss) on investments................................................     16,170,141     (4,807,957)
  Net realized foreign exchange gain (loss) on other assets and liabilities..............        (29,131)       (62,455)
  Net realized gain (loss) on futures and options contracts..............................        111,247       (429,413)
  Net realized gain (loss) on securities sold short......................................             --             --
  Change in unrealized appreciation (depreciation) on investments........................      1,583,660     26,498,054
  Change in unrealized appreciation (depreciation) on securities sold short..............             --             --
  Change in unrealized foreign exchange gain (loss) on transactions and other assets and
   liabilities...........................................................................          1,041         16,646
  Change in unrealized appreciation (depreciation) on futures and options contracts......         92,887         59,687
                                                                                            ------------   ------------
Net increase (decrease) in net assets resulting from operations..........................     17,485,153     21,310,427
                                                                                            ------------   ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A)........................................................        (11,064)            --
  Net investment income (Class B)........................................................             --             --
  Net investment income (Class C)+.......................................................             --             --
  Net investment income (Class I)++......................................................        (17,397)            --
  Net investment income (Class Z)++......................................................             --             --
  Net investment income (Class X)........................................................             --             --
  Net realized gain on investments (Class A).............................................             --             --
  Net realized gain on investments (Class B).............................................             --             --
  Net realized gain on investments (Class C)+............................................             --             --
  Net realized gain on investments (Class I)++...........................................             --             --
  Net realized gain on investments (Class Z)++...........................................             --             --
  Net realized gain on investments (Class X).............................................             --             --
                                                                                            ------------   ------------
Total dividends and distributions to shareholders........................................        (28,461)            --
                                                                                            ------------   ------------
Net increase in net assets resulting from capital share transactions
 (Note 7)................................................................................    (20,012,486)   (19,779,286)
                                                                                            ------------   ------------
Total increase (decrease) in net assets..................................................     (2,555,794)     1,531,141

NET ASSETS:
Beginning of period......................................................................     88,804,185     87,273,044
                                                                                            ------------   ------------
End of period*...........................................................................   $ 86,248,391   $ 88,804,185
                                                                                            ============   ============
* Includes accumulated undistributed net investment income (loss)........................   $   (567,197)  $    (94,044)
                                                                                            ============   ============

--------
 +Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                 Value Fund
                                                               ----------------------------------------------
                                                               For the five months
                                                                      ended        For the year  For the year
                                                                    March 31,         ended         ended
                                                                      2004         October 31,   October 31,
                                                                   (unaudited)         2003          2002
                                                               ------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)................................    $  1,942,593     $  2,576,355  $  1,236,209
  Net realized gain (loss) on investments.....................      10,896,010        5,327,763     6,868,788
  Net realized foreign exchange gain (loss) on other assets
   and liabilities............................................         326,945          (12,227)      (63,935)
  Net realized gain (loss) on futures and options contracts...           7,603          114,854    (4,041,588)
  Net realized gain (loss) on securities sold short...........              --               --            --
  Change in unrealized appreciation (depreciation) on
   investments................................................       3,231,372       16,976,963    (2,907,196)
  Change in unrealized appreciation (depreciation) on
   securities sold short......................................              --               --            --
  Change in unrealized foreign exchange gain (loss) on
   transactions and other assets and liabilities..............        (158,217)           2,901        (1,525)
  Change in unrealized appreciation (depreciation) on futures
   and options contracts......................................              --         (105,897)       80,407
                                                                  ------------     ------------  ------------
Net increase (decrease) in net assets resulting from
 operations...................................................      16,246,306       24,880,712     1,171,160
                                                                  ------------     ------------  ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A).............................      (1,362,535)        (640,709)     (311,360)
  Net investment income (Class B).............................      (1,446,298)        (441,621)      (41,812)
  Net investment income (Class C)+............................        (408,038)        (107,249)      (10,614)
  Net investment income (Class I)++...........................        (166,307)         (64,209)      (26,434)
  Net investment income (Class Z)++...........................        (126,802)          (6,189)       (5,148)
  Net investment income (Class X).............................              --               --            --
  Net realized gain on investments (Class A)..................      (1,664,101)      (1,668,760)   (2,285,016)
  Net realized gain on investments (Class B)..................      (2,379,441)      (2,600,325)   (3,767,153)
  Net realized gain on investments (Class C)+.................        (671,301)        (631,495)     (956,324)
  Net realized gain on investments (Class I)++................        (189,120)        (153,195)     (189,587)
  Net realized gain on investments (Class Z)++................        (128,732)         (11,260)      (19,843)
  Net realized gain on investments (Class X)..................              --               --            --
                                                                  ------------     ------------  ------------
Total dividends and distributions to shareholders.............      (8,542,675)      (6,325,012)   (7,613,291)
                                                                  ------------     ------------  ------------
Net increase in net assets resulting from capital share
 transactions (Note 7)........................................       4,477,830        7,300,864    12,481,749
                                                                  ------------     ------------  ------------
Total increase (decrease) in net assets.......................      12,181,461       25,856,564     6,039,618

NET ASSETS:
Beginning of period...........................................     179,005,144      153,148,580   147,108,962
                                                                  ------------     ------------  ------------
End of period*................................................    $191,186,605     $179,005,144  $153,148,580
                                                                  ============     ============  ============
* Includes accumulated undistributed net investment income
 (loss).......................................................    $    859,416     $  2,426,803  $  1,130,239
                                                                  ============     ============  ============

                                                                            Biotech/Health Fund
                                                               ---------------------------------------------
                                                               For the five months
                                                                      ended        For the year For the year
                                                                    March 31,         ended        ended
                                                                      2004         October 31,  October 31,
                                                                   (unaudited)         2003         2002
                                                               ------------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)................................     $  (323,065)    $  (760,809) $ (1,116,235)
  Net realized gain (loss) on investments.....................       2,656,186        (637,572)  (17,583,650)
  Net realized foreign exchange gain (loss) on other assets
   and liabilities............................................              --              --            --
  Net realized gain (loss) on futures and options contracts...              --              --            --
  Net realized gain (loss) on securities sold short...........        (241,028)       (244,929)           --
  Change in unrealized appreciation (depreciation) on
   investments................................................       1,677,904      12,128,174    (5,200,198)
  Change in unrealized appreciation (depreciation) on
   securities sold short......................................         (52,905)        262,100       422,091
  Change in unrealized foreign exchange gain (loss) on
   transactions and other assets and liabilities..............              --              --            --
  Change in unrealized appreciation (depreciation) on futures
   and options contracts......................................              --              --            --
                                                                   -----------     -----------  ------------
Net increase (decrease) in net assets resulting from
 operations...................................................       3,717,092      10,746,964   (23,477,992)
                                                                   -----------     -----------  ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A).............................              --              --            --
  Net investment income (Class B).............................              --              --            --
  Net investment income (Class C)+............................              --              --            --
  Net investment income (Class I)++...........................              --              --            --
  Net investment income (Class Z)++...........................              --              --            --
  Net investment income (Class X).............................              --              --            --
  Net realized gain on investments (Class A)..................              --              --            --
  Net realized gain on investments (Class B)..................              --              --            --
  Net realized gain on investments (Class C)+.................              --              --            --
  Net realized gain on investments (Class I)++................              --              --            --
  Net realized gain on investments (Class Z)++................              --              --            --
  Net realized gain on investments (Class X)..................              --              --            --
                                                                   -----------     -----------  ------------
Total dividends and distributions to shareholders.............              --              --            --
                                                                   -----------     -----------  ------------
Net increase in net assets resulting from capital share
 transactions (Note 7)........................................      (1,430,403)     (5,616,681)   (9,222,459)
                                                                   -----------     -----------  ------------
Total increase (decrease) in net assets.......................       2,286,689       5,130,283   (32,700,451)

NET ASSETS:
Beginning of period...........................................      49,427,856      44,297,573    76,998,024
                                                                   -----------     -----------  ------------
End of period*................................................     $51,714,545     $49,427,856  $ 44,297,573
                                                                   ===========     ===========  ============
* Includes accumulated undistributed net investment income
 (loss).......................................................     $  (326,242)    $    (3,177) $     (2,629)
                                                                   ===========     ===========  ============

--------
 +Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                    Tax Managed Equity Fund
                                            ---------------------------------------
                                              For the
                                            five months
                                               ended     For the year  For the year
                                             March 31,      ended         ended
                                               2004      October 31,   October 31,
                                            (unaudited)      2003          2002
                                            -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss).............  $   (70,172) $    (86,619) $   (393,346)
 Net realized gain (loss) on investments..     (617,837)   (4,260,050)  (15,675,665)
 Net realized foreign exchange gain
   (loss) on other assets and
   liabilities............................           --            --            --
 Net realized gain (loss) on futures
   and options contracts..................           --            --            --
 Net realized gain (loss) on securities
   sold short.............................           --            --            --
 Change in unrealized appreciation
   (depreciation) on investments..........    4,995,519    13,156,086    (2,347,140)
 Change in unrealized appreciation
   (depreciation) on securities sold
   short..................................           --            --            --
 Change in unrealized foreign exchange
   gain (loss) on transactions and
   other assets and liabilities...........           --            --            --
 Change in unrealized appreciation
   (depreciation) on futures and
   options contracts......................           --            --            --
                                            -----------  ------------  ------------
Net increase (decrease) in net assets
 resulting from operations................    4,307,510     8,809,417   (18,416,151)
                                            -----------  ------------  ------------

Dividends and distributions to
 shareholders from:
 Net investment income (Class A)..........           --            --            --
 Net investment income (Class B)..........           --            --            --
 Net investment income (Class C)+.........           --            --            --
 Net investment income (Class I)++........           --            --            --
 Net investment income (Class Z)++........           --            --            --
 Net investment income (Class X)..........           --            --            --
 Net realized gain on investments
   (Class A)..............................           --            --            --
 Net realized gain on investments
   (Class B)..............................           --            --            --
 Net realized gain on investments
   (Class C)+.............................           --            --            --
 Net realized gain on investments
   (Class I)++............................           --            --            --
 Net realized gain on investments
   (Class Z)++............................           --            --            --
 Net realized gain on investments
   (Class X)..............................           --            --            --
                                            -----------  ------------  ------------
Total dividends and distributions to
 shareholders.............................           --            --            --
                                            -----------  ------------  ------------
Net increase in net assets resulting
 from capital share transactions (Note
 7).......................................   (5,694,042)  (16,922,143)  (25,890,226)
                                            -----------  ------------  ------------
Total increase (decrease) in net assets...   (1,386,532)   (8,112,726)  (44,306,377)

NET ASSETS:
Beginning of period.......................   60,607,023    68,719,749   113,026,126
                                            -----------  ------------  ------------
End of period*............................  $59,220,491  $ 60,607,023  $ 68,719,749
                                            ===========  ============  ============
* Includes accumulated undistributed
 net investment income (loss).............  $   (78,248) $     (8,076) $     (7,269)
                                            ===========  ============  ============

--------
 +Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS --

                                                                      BLUE CHIP GROWTH
                                                                      ----------------
                                            Net gain
                                           (loss) on                         Distri-          Net               Net
                     Net Asset    Net     investments             Dividends  butions         Asset            Assets
                       Value   investment    (both     Total from  from net   from    Total  Value            end of
                     beginning   income   realized and investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- --------
                                                                           Class A
                                                                           -------
09/30/99              $18.61     $(0.05)    $  6.53     $  6.48      $--     $(1.47) $(1.47) $23.62   36.29%  $103,841
09/30/00               23.62      (0.14)       8.00        7.86       --      (2.46)  (2.46)  29.02   34.66    152,788
09/30/01               29.02      (0.03)     (11.13)     (11.16)      --      (3.51)  (3.51)  14.35  (42.23)    82,523
09/30/02               14.35      (0.07)      (3.13)      (3.20)      --         --      --   11.15  (22.30)    59,812
09/30/03               11.15      (0.06)       2.03        1.97       --         --      --   13.12   17.67     64,672
10/01/03-03/31/04(7)   13.12      (0.04)       1.47        1.43       --         --      --   14.55   10.90     68,563
                                                                           Class B
                                                                           -------
09/30/99              $17.84     $(0.19)    $  6.25     $  6.06      $--     $(1.47) $(1.47) $22.43   35.45%  $ 49,015
09/30/00               22.43      (0.31)       7.58        7.27       --      (2.46)  (2.46)  27.24   33.80     67,586
09/30/01               27.24      (0.16)     (10.35)     (10.51)      --      (3.51)  (3.51)  13.22  (42.66)    34,649
09/30/02               13.22      (0.16)      (2.86)      (3.02)      --         --      --   10.20  (22.84)    31,203
09/30/03               10.20      (0.14)       1.84        1.70       --         --      --   11.90   16.67     30,263
10/01/03-03/31/04(7)   11.90      (0.08)       1.33        1.25       --         --      --   13.15   10.50     31,816
                                                                          Class C+
                                                                          --------
02/02/99-09/30/99(3)  $21.79     $(0.13)    $  0.77     $  0.64      $--     $   --  $   --  $22.43    2.94%  $    785
09/30/00               22.43      (0.31)       7.53        7.22       --      (2.46)  (2.46)  27.19   33.57      8,939
09/30/01               27.19      (0.15)     (10.32)     (10.47)      --      (3.51)  (3.51)  13.21  (42.58)     6,127
09/30/02               13.21      (0.16)      (2.87)      (3.03)      --         --      --   10.18  (22.94)     7,687
09/30/03               10.18      (0.16)       1.85        1.69       --         --      --   11.87   16.60      7,286
10/01/03-03/31/04(7)   11.87      (0.08)       1.33        1.25       --         --      --   13.12   10.53      7,567
                                                                           Class I
                                                                           -------
11/16/01-09/30/02(3)  $16.30     $(0.04)    $ (5.10)    $ (5.14)     $--     $   --  $   --  $11.16  (31.53)% $ 15,612
09/30/03               11.16      (0.04)       2.04        2.00       --         --      --   13.16   17.92     19,778
10/01/03-03/31/04(7)   13.16      (0.02)       1.48        1.46       --         --      --   14.62   11.09      3,215




                                        Ratio of net
                        Ratio of         investment
                        expenses        income (loss)
                       to average        to average         Portfolio
    Period Ended       net assets        net assets         turnover
-------------------- ----------        -------------        ---------


09/30/99                1.49%              (0.22)%              71%
09/30/00                1.43               (0.49)               75
09/30/01                1.45               (0.15)              136
09/30/02                1.47(6)            (0.47)(6)           107
09/30/03                1.54               (0.50)              114
10/01/03-03/31/04(7)    1.54(4)            (0.49)(4)            78


09/30/99                2.15%              (0.89)%              71%
09/30/00                2.09               (1.16)               75
09/30/01                2.19               (0.89)              136
09/30/02                2.18(6)            (1.18)(6)           107
09/30/03                2.32               (1.28)              114
10/01/03-03/31/04(7)    2.27(4)            (1.23)(4)            78


02/02/99-09/30/99(3)    2.17%(4)(5)        (0.95)%(4)(5)        71%
09/30/00                2.17(5)            (1.17)(5)            75
09/30/01                2.11(5)            (0.81)(5)           136
09/30/02                2.23(5)(6)         (1.25)(5)(6)        107
09/30/03                2.44(5)            (1.40)(5)           114
10/01/03-03/31/04(7)    2.29(4)(5)         (1.24)(4)(5)         78


11/16/01-09/30/02(3)    1.33%(4)(5)(6)     (0.32)%(4)(5)(6)    107%
09/30/03                1.33(5)            (0.29)(5)           114
10/01/03-03/31/04(7)    1.33(4)(5)         (0.24)(4)(5)         78

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                         09/30/99(4) 09/30/00 09/30/01 09/30/02(6) 09/30/03 03/31/04(4)
                                         ----------- -------- -------- ----------- -------- -----------
Blue Chip Growth Class C+...............    8.74%      0.17%    0.03%      -- %       -- %      -- %
Blue Chip Growth Class I................      --         --       --      0.08(4)    0.33      0.08

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                    GROWTH OPPORTUNITIES FUND
                                                                    -------------------------
                                    Net gain
                                   (loss) on                         Distri-          Net               Net
             Net Asset    Net     investments             Dividends  butions         Asset            Assets      Ratio of
               Value   investment    (both     Total from  from net   from    Total  Value            end of      expenses
             beginning   income   realized and investment investment capital distri- end of   Total   period     to average
Period Ended of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)    net assets
------------ --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------- ----------
                                                                             Class A
                                                                             -------
09/30/99      $16.22     $(0.19)    $  8.26     $  8.07      $--     $(1.17) $(1.17) $23.12   52.42%  $ 57,880    1.57%
09/30/00       23.12      (0.17)      21.77       21.60       --      (3.93)  (3.93)  40.79  102.04    206,531    1.43
09/30/01       40.79      (0.14)     (22.33)     (22.47)      --      (2.90)  (2.90)  15.42  (58.23)    89,935    1.49
09/30/02       15.42      (0.17)      (5.26)      (5.43)      --         --      --    9.99  (35.21)    50,018    1.49(6)
09/30/03        9.99      (0.13)       3.88        3.75       --         --      --   13.74   37.54     62,660    1.63
10/01/03-
 03/31/04(7)   13.74      (0.07)       1.84        1.77       --         --      --   15.51   12.88     63,740    1.57(4)
                                                                             Class B
                                                                             -------
09/30/99      $15.52     $(0.32)    $  7.85     $  7.53      $--     $(1.17) $(1.17) $21.88   51.24%  $ 16,529    2.32%
09/30/00       21.88      (0.37)      20.42       20.05       --      (3.93)  (3.93)  38.00  100.58    108,083    2.10
09/30/01       38.00      (0.28)     (20.66)     (20.94)      --      (2.90)  (2.90)  14.16  (58.50)    54,902    2.17
09/30/02       14.16      (0.26)      (4.79)      (5.05)      --         --      --    9.11  (35.66)    33,221    2.18(6)
09/30/03        9.11      (0.20)       3.53        3.33       --         --      --   12.44   36.55     38,870    2.36
10/01/03-
 03/31/04(7)   12.44      (0.11)       1.66        1.55       --         --      --   13.99   12.46     39,767    2.27(4)
                                                                             Class C+
                                                                             --------
02/02/99-
 09/30/99(3)  $19.86     $(0.21)    $  2.23     $  2.02      $--     $   --  $   --  $21.88   10.17%  $  1,089    2.35%(4)(5)
09/30/00       21.88      (0.33)      20.35       20.02       --      (3.93)  (3.93)  37.97  100.44     65,322    2.09(5)
09/30/01       37.97      (0.28)     (20.64)     (20.92)      --      (2.90)  (2.90)  14.15  (58.50)    31,594    2.16(5)
09/30/02       14.15      (0.26)      (4.79)      (5.05)      --         --      --    9.10  (35.69)    17,484    2.21(5)(6)
09/30/03        9.10      (0.20)       3.53        3.33       --         --      --   12.43   36.59     19,808    2.33(5)
10/01/03-
 03/31/04(7)   12.43      (0.11)       1.65        1.54       --         --      --   13.97   12.39     19,551    2.29(4)(5)
                                                                             Class I
                                                                             -------
11/16/01-
 09/30/02(3)  $18.09     $(0.14)    $ (7.95)    $ (8.09)     $--     $   --  $   --  $10.00  (44.72)% $  3,054    1.33%(4)(5)(6)
09/30/03       10.00      (0.10)       3.90        3.80       --         --      --   13.80   38.00      4,404    1.33(5)
10/01/03-
 03/31/04(7)   13.80      (0.05)       1.85        1.80       --         --      --   15.60   13.04      5,109    1.33(4)(5)
                                                                             Class X
                                                                             -------
03/19/02-
 09/30/02(3)  $18.19     $(0.08)    $ (8.10)    $ (8.18)     $--     $   --  $   --  $10.01  (44.97)% $  2,492    1.20%(4)(5)(6)
09/30/03       10.01      (0.07)       3.90        3.83       --         --      --   13.84   38.26     10,258    1.17(5)
10/01/03-
 03/31/04(7)   13.84      (0.04)       1.86        1.82       --         --      --   15.66   13.15     13,863    1.12(4)(5)




              Ratio of net
               investment
              income (loss)
               to average         Portfolio
Period Ended   net assets         turnover
------------ -------------        ---------


09/30/99         (0.93)%             220%
09/30/00         (0.49)              139
09/30/01         (0.57)              207
09/30/02         (1.11)(6)           344
09/30/03         (1.11)              204
10/01/03-
 03/31/04(7)     (0.95)(4)            94


09/30/99         (1.67)%             220%
09/30/00         (1.11)              139
09/30/01         (1.25)              207
09/30/02         (1.80)(6)           344
09/30/03         (1.85)              204
10/01/03-
 03/31/04(7)     (1.66)(4)            94


02/02/99-
 09/30/99(3)     (1.74)%(4)(5)       220%
09/30/00         (0.99)(5)           139
09/30/01         (1.24)(5)           207
09/30/02         (1.82)(5)(6)        344
09/30/03         (1.82)(5)           204
10/01/03-
 03/31/04(7)     (1.68)(4)(5)         94


11/16/01-
 09/30/02(3)     (0.95)%(4)(5)(6)    344%
09/30/03         (0.82)(5)           204
10/01/03-
 03/31/04(7)     (0.71)(4)(5)         94


03/19/02-
 09/30/02(3)     (0.83)%(4)(5)(6)    344%
09/30/03         (0.64)(5)           204
10/01/03-
 03/31/04(7)     (0.50)(4)(5)         94

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                 09/30/99(4) 09/30/00 09/30/01 09/30/02(6) 09/30/03 03/31/04(4)
                                 ----------- -------- -------- ----------- -------- -----------
Growth Opportunities Class C+...    9.94%      0.01%    -- %       -- %       -- %      -- %
Growth Opportunities Class I....      --         --      --       0.18(4)    0.50      0.21
Growth Opportunities Class X....      --         --      --       0.38(4)    0.04        --

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                            NEW CENTURY FUND
                                                            ----------------
                                    Net gain
                                   (loss) on                         Distri-          Net               Net
             Net Asset    Net     investments             Dividends  butions         Asset            Assets    Ratio of
               Value   investment    (both     Total from  from net   from    Total  Value            end of    expenses
             beginning   income   realized and investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------- ----------
                                                                 Class A
                                                                 -------
09/30/99      $19.10     $(0.21)    $  9.89     $  9.68      $--     $(1.40) $(1.40) $27.38   53.00%  $148,376    1.48%
09/30/00       27.38      (0.31)      19.04       18.73       --      (4.97)  (4.97)  41.14   72.74    253,359    1.42
09/30/01       41.14      (0.05)     (19.00)     (19.05)      --      (8.88)  (8.88)  13.21  (54.88)   101,691    1.46
09/30/02       13.21      (0.13)      (1.86)      (1.99)      --         --      --   11.22  (15.06)    74,710    1.50
09/30/03       11.22      (0.13)       2.35        2.22       --         --      --   13.44   19.79     85,685    1.57
10/01/03-
 03/31/04(5)   13.44      (0.08)       1.42        1.34       --         --      --   14.78    9.97     85,426    1.56(3)
                                                                 Class B
                                                                 -------
09/30/99      $18.34     $(0.35)    $  9.48     $  9.13      $--     $(1.40) $(1.40) $26.07   52.15%  $ 77,331    2.12%
09/30/00       26.07      (0.53)      18.04       17.51       --      (4.97)  (4.97)  38.61   71.59    122,004    2.07
09/30/01       38.61      (0.17)     (17.57)     (17.74)      --      (8.88)  (8.88)  11.99  (55.15)    39,577    2.11
09/30/02       11.99      (0.20)      (1.68)      (1.88)      --         --      --   10.11  (15.68)    23,271    2.18
09/30/03       10.11      (0.20)       2.12        1.92       --         --      --   12.03   18.99     16,078    2.28
10/01/03-
 03/31/04(5)   12.03      (0.13)       1.28        1.15       --         --      --   13.18    9.56     13,765    2.33(3)
                                                                Class C+
                                                                --------
09/30/99      $18.34     $(0.40)    $  9.51     $  9.11      $--     $(1.40) $(1.40) $26.05   52.04%  $  2,599    2.15%(4)
09/30/00       26.05      (0.54)      18.01       17.47       --      (4.97)  (4.97)  38.55   71.48     10,848    2.14(4)
09/30/01       38.55      (0.17)     (17.54)     (17.71)      --      (8.88)  (8.88)  11.96  (55.16)     4,508    2.13(4)
09/30/02       11.96      (0.20)      (1.67)      (1.87)      --         --      --   10.09  (15.64)     2,447    2.14(4)
09/30/03       10.09      (0.18)       2.11        1.93       --         --      --   12.02   19.13      2,183    2.14(4)
10/01/03-
 03/31/04(5)   12.02      (0.11)       1.28        1.17       --         --      --   13.19    9.73      2,209    2.14(3)(4)




             Ratio of net
              investment
             income (loss)
              to average      Portfolio
Period Ended  net assets      turnover
------------ -------------    ---------


09/30/99         (0.82)%         177%
09/30/00         (0.80)          227
09/30/01         (0.23)          282
09/30/02         (0.92)          199
09/30/03         (1.08)          123
10/01/03-
 03/31/04(5)     (1.15)(3)        32


09/30/99         (1.46)%         177%
09/30/00         (1.46)          227
09/30/01         (0.88)          282
09/30/02         (1.60)          199
09/30/03         (1.77)          123
10/01/03-
 03/31/04(5)     (1.91)(3)        32


09/30/99         (1.60)%(4)      177%
09/30/00         (1.47)(4)       227
09/30/01         (0.90)(4)       282
09/30/02         (1.56)(4)       199
09/30/03         (1.63)(4)       123
10/01/03-
 03/31/04(5)     (1.73)(3)(4)     32

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (based on average net assets):

                         09/30/99 09/30/00 09/30/01 09/30/02 09/30/03 03/31/04(4)
                         -------- -------- -------- -------- -------- -----------
 New Century Class C+...   2.48%    0.05%    0.06%    0.27%    0.66%     0.62%

(5)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    GROWTH AND INCOME FUND
                                                                    ----------------------
                                            Net gain
                                           (loss) on                         Distri-          Net
                     Net Asset    Net     investments             Dividends  butions         Asset            Net Assets
                       Value   investment    (both     Total from  from net   from    Total  Value              end of
                     beginning   income   realized and investment investment capital distri- end of   Total     period
    Period Ended     of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2)  (000's)
-------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- ----------
                                                                            Class A
                                                                            -------
09/30/99              $12.80     $(0.02)     $ 3.92      $ 3.90      $--     $(0.47) $(0.47) $16.23   30.99%   $ 86,524
09/30/00               16.23      (0.08)       4.51        4.43       --      (0.66)  (0.66)  20.00   27.64     127,168
09/30/01               20.00      (0.03)      (7.43)      (7.46)      --      (1.43)  (1.43)  11.11  (39.45)     75,795
09/30/02               11.11       0.00       (2.24)      (2.24)      --         --      --    8.87  (20.16)     71,482
09/30/03                8.87       0.01        1.31        1.32       --         --      --   10.19   14.88      70,826
10/01/03-03/31/04(7)   10.19      (0.01)       1.25        1.24       --         --      --   11.43   12.17      74,641
                                                                            Class B
                                                                            -------
09/30/99              $12.62     $(0.12)     $ 3.87      $ 3.75      $--     $(0.47) $(0.47) $15.90   30.23%   $121,709
09/30/00               15.90      (0.20)       4.40        4.20       --      (0.66)  (0.66)  19.44   26.74     176,395
09/30/01               19.44      (0.12)      (7.19)      (7.31)      --      (1.43)  (1.43)  10.70  (39.85)     99,012
09/30/02               10.70      (0.07)      (2.14)      (2.21)      --         --      --    8.49  (20.65)     81,686
09/30/03                8.49      (0.06)       1.26        1.20       --         --      --    9.69   14.13      66,378
10/01/03-03/31/04(7)    9.69      (0.04)       1.18        1.14       --         --      --   10.83   11.76      62,807
                                                                           Class C+
                                                                           --------
09/30/99              $12.61     $(0.12)     $ 3.87      $ 3.75      $--     $(0.47) $(0.47) $15.89   30.25%   $ 11,135
09/30/00               15.89      (0.20)       4.39        4.19       --      (0.66)  (0.66)  19.42   26.78      39,986
09/30/01               19.42      (0.13)      (7.18)      (7.31)      --      (1.43)  (1.43)  10.68  (39.89)     28,283
09/30/02               10.68      (0.07)      (2.13)      (2.20)      --         --      --    8.48  (20.60)     60,174
09/30/03                8.48      (0.06)       1.25        1.19       --         --      --    9.67   14.03      49,593
10/01/03-03/31/04(7)    9.67      (0.04)       1.18        1.14       --         --      --   10.81   11.79      49,670
                                                                            Class I
                                                                            -------
11/16/01-09/30/02(3)  $12.29     $ 0.02      $(3.43)     $(3.41)     $--     $   --  $   --  $ 8.88  (27.75)%  $  9,877
09/30/03                8.88       0.02        1.31        1.33       --         --      --   10.21   14.98      12,899
10/01/03-03/31/04(7)   10.21       0.01        1.24        1.25       --         --      --   11.46   12.24       1,943




                                        Ratio of net
                        Ratio of         investment
                        expenses        income (loss)
                       to average        to average        Portfolio
    Period Ended       net assets        net assets        turnover
-------------------- ----------        -------------       ---------


09/30/99                1.48%              (0.13)%             63%
09/30/00                1.44               (0.43)              61
09/30/01                1.45               (0.21)             126
09/30/02                1.50(6)            (0.01)(6)          118
09/30/03                1.50                0.06              123
10/01/03-03/31/04(7)    1.52(4)            (0.11)(4)           83


09/30/99                2.11%              (0.76)%             63%
09/30/00                2.07               (1.07)              61
09/30/01                2.09               (0.85)             126
09/30/02                2.13(6)            (0.66)(6)          118
09/30/03                2.16               (0.59)             123
10/01/03-03/31/04(7)    2.19(4)            (0.77)(4)           83


09/30/99                2.15%(5)           (0.80)%(5)          63%
09/30/00                2.10(5)            (1.10)(5)           61
09/30/01                2.13(5)            (0.88)(5)          126
09/30/02                2.17(5)(6)         (0.68)(5)(6)       118
09/30/03                2.16(5)            (0.60)(5)          123
10/01/03-03/31/04(7)    2.15(4)(5)         (0.75)(4)(5)        83


11/16/01-09/30/02(3)    1.32%(4)(5)(6)      0.21%(4)(5)(6)    118%
09/30/03                1.32(5)             0.23(5)           123
10/01/03-03/31/04(7)    1.32(4)(5)          0.17(4)(5)         83

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                             09/30/99 09/30/00 09/30/01 09/30/02(6) 09/30/03 03/31/04(4)
                             -------- -------- -------- ----------- -------- -----------
Growth and Income Class C+..   0.44%    0.01%    -- %       -- %       -- %      -- %
Growth and Income Class I...     --       --      --       0.12(4)    0.37      0.08

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        BALANCED ASSETS FUND
                                                                        --------------------
                                               Net gain
                                              (loss) on                         Distri-          Net
                        Net Asset    Net     investments             Dividends  butions         Asset            Net Assets
                          Value   investment    (both     Total from  from net   from    Total  Value              end of
                        beginning   income   realized and investment investment capital distri- end of   Total     period
     Period Ended       of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2)  (000's)
----------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- ----------
                                                                               Class A
                                                                               -------
09/30/99                 $18.03     $0.25       $ 3.57      $ 3.82     $(0.26)  $(1.47) $(1.73) $20.12   22.11%   $256,467
09/30/00                  20.12      0.21         2.83        3.04      (0.22)   (1.98)  (2.20)  20.96   15.69     319,598
09/30/01                  20.96      0.22        (5.73)      (5.51)     (0.21)   (2.00)  (2.21)  13.24  (28.35)    229,609
09/30/02(7)               13.24      0.19        (1.45)      (1.26)     (0.19)      --   (0.19)  11.79   (9.65)    183,652
09/30/03                  11.79      0.10         0.68        0.78      (0.12)      --   (0.12)  12.45    6.65     175,324
10/01/03-03/31/04(8)      12.45      0.06         0.95        1.01      (0.07)      --   (0.07)  13.39    8.12     173,307
                                                                               Class B
                                                                               -------
09/30/99                 $18.01     $0.13       $ 3.57      $ 3.70     $(0.15)  $(1.47) $(1.62) $20.09   21.38%   $177,577
09/30/00                  20.09      0.08         2.82        2.90      (0.09)   (1.98)  (2.07)  20.92   14.98     174,936
09/30/01                  20.92      0.11        (5.70)      (5.59)     (0.13)   (2.00)  (2.13)  13.20  (28.80)     95,473
09/30/02(7)               13.20      0.10        (1.45)      (1.35)     (0.11)      --   (0.11)  11.74  (10.29)     64,452
09/30/03                  11.74      0.03         0.68        0.71      (0.04)      --   (0.04)  12.41    6.07      47,496
10/01/03-03/31/04(8)      12.41      0.01         0.95        0.96      (0.03)      --   (0.03)  13.34    7.71      45,182
                                                                              Class C+
                                                                              --------
02/02/99-09/30/99(3)     $20.00     $0.08       $ 0.11      $ 0.19     $(0.08)  $   --  $(0.08) $20.11    0.95%   $  8,851
09/30/00                  20.11      0.08         2.82        2.90      (0.09)   (1.98)  (2.07)  20.94   14.95      29,506
09/30/01                  20.94      0.12        (5.72)      (5.60)     (0.13)   (2.00)  (2.13)  13.21  (28.83)     24,450
09/30/02(7)               13.21      0.09        (1.43)      (1.34)     (0.11)      --   (0.11)  11.76  (10.21)     31,894
09/30/03                  11.76      0.03         0.67        0.70      (0.04)      --   (0.04)  12.42    5.97      25,784
10/01/03-03/31/04(8)      12.42      0.01         0.95        0.96      (0.03)      --   (0.03)  13.35    7.71      25,332
                                                                               Class I
                                                                               -------
11/16/01-09/30/02(3)(7)  $14.29     $0.19       $(2.48)     $(2.29)    $(0.21)  $   --  $(0.21) $11.79  (16.18)%  $  4,457
09/30/03                  11.79      0.12         0.69        0.81      (0.14)      --   (0.14)  12.46    6.89       4,574
10/01/03-03/31/04(8)      12.46      0.07         0.95        1.02      (0.08)      --   (0.08)  13.40    8.16       3,271




                                          Ratio of net
                           Ratio of        investment
                           expenses       income (loss)
                          to average       to average        Portfolio
     Period Ended         net assets       net assets        turnover
----------------------- ----------        -------------      ---------


09/30/99                   1.45%              1.26%             123%
09/30/00                   1.44               1.01              259
09/30/01                   1.44               1.32              362
09/30/02(7)                1.47(6)            1.39(6)           485
09/30/03                   1.49               0.86              409
10/01/03-03/31/04(8)       1.50(4)            0.88(4)           113


09/30/99                   2.06%              0.64%             123%
09/30/00                   2.06               0.40              259
09/30/01                   2.08               0.68              362
09/30/02(7)                2.12(6)            0.73(6)           485
09/30/03                   2.16               0.22              409
10/01/03-03/31/04(8)       2.19(4)            0.19(4)           113


02/02/99-09/30/99(3)       2.05%(4)(5)        0.71%(4)(5)       123%
09/30/00                   2.05(5)            0.38(5)           259
09/30/01                   2.05(5)            0.71(5)           362
09/30/02(7)                2.13(5)(6)         0.72(5)(6)        485
09/30/03                   2.15(5)            0.22(5)           409
10/01/03-03/31/04(8)       2.17(4)(5)         0.21(4)(5)        113


11/16/01-09/30/02(3)(7)    1.33%(4)(5)(6)     1.52%(4)(5)(6)    485%
09/30/03                   1.33(5)            1.02(5)           409
10/01/03-03/31/04(8)       1.33(4)(5)         1.02(4)(5)        113

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                            09/30/99(4) 09/30/00 09/30/01 09/30/02(6) 09/30/03 03/31/04(4)
                            ----------- -------- -------- ----------- -------- -----------
Balanced Assets Class C+...    1.41%      0.07%    0.06%      -- %       -- %      -- %
Balanced Assets Class I....      --         --       --      0.19(4)    0.19      0.27

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7)As disclosed in the Notes to the Financial Statements, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began accreting discount and amortizing premium on debt securities. The per share affect of this change for the period ended September 30, 2002 on investment income and realized and unrealized gain and losses was approximately $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.05% for all classes of shares. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in accounting policy.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     INTERNATIONAL EQUITY FUND
                                                                     -------------------------
                                               Net gain
                                              (loss) on                         Distri-          Net               Net
                        Net Asset    Net     investments             Dividends  butions         Asset            Assets
                          Value   investment    (both     Total from  from net   from    Total  Value            end of
                        beginning   income   realized and investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------
                                                                              Class A
                                                                              -------
10/31/98                 $12.46     $(0.01)     $(0.01)     $(0.02)    $   --   $(0.22) $(0.22) $12.22   (0.09)% $28,418
10/31/99                  12.22      (0.03)       2.12        2.09         --    (0.05)  (0.05)  14.26   17.15    29,324
10/31/00                  14.26      (0.11)       0.29        0.18         --       --      --   14.44    1.26    49,085
10/31/01                  14.44      (0.05)      (4.40)      (4.45)        --    (1.11)  (1.11)   8.88  (33.17)   24,408
11/01/01-09/30/02(8)       8.88       0.00       (1.88)      (1.88)        --       --      --    7.00  (21.17)   30,896
09/30/03                   7.00       0.03        1.70        1.73         --       --      --    8.73   24.71    28,720
10/01/03-03/31/04(9)       8.73      (0.03)       1.69        1.66       0.00       --    0.00   10.39   19.06    34,129
                                                                              Class B
                                                                              -------
10/31/98                 $12.38     $(0.09)     $ 0.00      $(0.09)    $   --   $(0.22) $(0.22) $12.07   (0.67)% $47,817
10/31/99                  12.07      (0.12)       2.08        1.96         --    (0.05)  (0.05)  13.98   16.29    47,342
10/31/00                  13.98      (0.22)       0.31        0.09         --       --      --   14.07    0.64    48,901
10/31/01                  14.07      (0.13)      (4.26)      (4.39)        --    (1.11)  (1.11)   8.57  (33.64)   26,747
11/01/01-09/30/02(8)       8.57      (0.06)      (1.78)      (1.84)        --       --      --    6.73  (21.47)   25,509
09/30/03                   6.73      (0.03)       1.64        1.61         --       --      --    8.34   23.92    24,799
10/01/03-03/31/04(9)       8.34      (0.06)       1.61        1.55         --       --      --    9.89   18.59    27,253
                                                                             Class C+
                                                                             --------
10/31/98                 $12.38     $(0.09)     $ 0.00      $(0.09)    $   --   $(0.22) $(0.22) $12.07   (0.67)% $ 7,982
10/31/99                  12.07      (0.13)       2.10        1.97         --    (0.05)  (0.05)  13.99   16.37    11,709
10/31/00                  13.99      (0.21)       0.30        0.09         --       --      --   14.08    0.64    20,367
10/31/01                  14.08      (0.12)      (4.28)      (4.40)        --    (1.11)  (1.11)   8.57  (33.69)   12,949
11/01/01-09/30/02(8)       8.57      (0.06)      (1.79)      (1.85)        --       --      --    6.72  (21.59)   15,067
09/30/03                   6.72      (0.03)       1.64        1.61         --       --      --    8.33   23.96    14,787
10/01/03-03/31/04(9)       8.33      (0.06)       1.61        1.55         --       --      --    9.88   18.61    16,905
                                                                              Class I
                                                                              -------
11/16/01-09/30/02(6)(8)  $ 9.09     $ 0.01      $(2.08)     $(2.07)    $   --   $   --  $   --  $ 7.02  (22.77)% $15,802
09/30/03                   7.02       0.03        1.72        1.75         --       --      --    8.77   24.93    20,499
10/01/03-03/31/04(9)       8.77      (0.04)       1.71        1.67      (0.01)      --   (0.01)  10.43   19.02     7,961




                                            Ratio of net
                          Ratio of           investment
                          expenses          income (loss)
                         to average          to average        Portfolio
     Period Ended       net assets(4)       net assets(4)      turnover
----------------------- -------------      -------------       ---------


10/31/98                    2.03%              (0.11)%            114%
10/31/99                    2.03               (0.23)             102
10/31/00                    2.03(5)            (0.72)(5)           89
10/31/01                    2.03               (0.42)             272
11/01/01-09/30/02(8)        1.93(3)(5)(7)      (0.06)(3)(5)(7)    230
09/30/03                    1.90                0.35              209
10/01/03-03/31/04(9)        1.90(3)            (0.57)(3)          105


10/31/98                    2.68%              (0.74)%            114%
10/31/99                    2.68               (0.92)             102
10/31/00                    2.68(5)            (1.37)(5)           89
10/31/01                    2.68               (1.14)             272
11/01/01-09/30/02(8)        2.56(3)(5)(7)      (0.72)(3)(5)(7)    230
09/30/03                    2.55               (0.41)             209
10/01/03-03/31/04(9)        2.55(3)            (1.25)(3)          105


10/31/98                    2.68%              (0.71)%            114%
10/31/99                    2.68               (0.95)             102
10/31/00                    2.68(5)            (1.30)(5)           89
10/31/01                    2.68               (1.13)             272
11/01/01-09/30/02(8)        2.55(3)(5)(7)      (0.72)(3)(5)(7)    230
09/30/03                    2.55               (0.38)             209
10/01/03-03/31/04(9)        2.55(3)            (1.23)(3)          105


11/16/01-09/30/02(6)(8)     1.80%(3)(5)(7)      0.16%(3)(5)(7)    230%
09/30/03                    1.80                0.43              209
10/01/03-03/31/04(9)        1.80(3)            (0.78)(3)          105

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (based on average net assets):

                                 10/31/98 10/31/99 10/31/00 10/31/01 09/30/02(7) 09/30/03 03/31/04(3)
                                 -------- -------- -------- -------- ----------- -------- -----------
International Equity Class A....   0.45%    0.25%    0.04%    0.03%     0.08%      0.18%     0.16%
International Equity Class B....   0.48     0.24     0.04     0.06      0.14       0.13      0.18
International Equity Class C+...   0.55     0.33     0.10     0.14      0.13       0.28      0.18
International Equity Class I....     --       --       --       --      0.11       0.16      0.06

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)% or waiver/reimbursement if applicable.
(6)Commencement of sale of respective class of shares
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(8)The Fund changed its fiscal year end from October 31 to September 30.
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                          VALUE FUND
                                                                          ----------
                                               Net Gain
                                              (loss) on                         Distri-          Net               Net
                        Net Asset    Net     investments             Dividends  butions         Asset            Assets
                          Value   investment    (both     Total from  from net   from    Total  Value            end of
                        beginning   income   realized and investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------
                                                                            Class A
                                                                            -------
10/31/99                 $14.99     $ 0.07      $ 1.76      $ 1.83     $   --   $   --  $   --  $16.82   12.21%  $58,581
10/31/00                  16.82       0.04        1.68        1.72         --    (0.77)  (0.77)  17.77   10.73    52,062
10/31/01                  17.77       0.11       (0.83)      (0.72)        --    (1.95)  (1.95)  15.10   (4.42)   51,150
10/31/02                  15.10       0.18        0.07        0.25      (0.09)   (0.63)  (0.72)  14.63    1.44    50,975
10/31/03                  14.63       0.29        2.05        2.34      (0.18)   (0.46)  (0.64)  16.33   16.59    60,701
11/01/03-03/31/04(8)(9)   16.33       0.20        1.28        1.48      (0.37)   (0.45)  (0.82)  16.99    9.29    72,534
                                                                            Class B
                                                                            -------
10/31/99                 $14.81     $(0.03)     $ 1.73      $ 1.70     $   --   $   --  $   --  $16.51   11.48%  $95,112
10/31/00                  16.51       0.06        1.51        1.57         --    (0.77)  (0.77)  17.31   10.00    79,261
10/31/01                  17.31       0.00       (0.80)      (0.80)        --    (1.95)  (1.95)  14.56   (5.06)   77,667
10/31/02                  14.56       0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74    78,584
10/31/03                  14.06       0.19        1.98        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94    83,935
11/01/03-03/31/04(8)(9)   15.69       0.16        1.22        1.38      (0.27)   (0.45)  (0.72)  16.35    9.02    80,353
                                                                           Class C+
                                                                           --------
10/31/99                 $14.81     $(0.03)     $ 1.73      $ 1.70     $   --   $   --  $   --  $16.51   11.48%  $12,976
10/31/00                  16.51       0.07        1.49        1.56         --    (0.77)  (0.77)  17.30    9.93    14,652
10/31/01                  17.30       0.00       (0.79)      (0.79)        --    (1.95)  (1.95)  14.56   (5.01)   17,805
10/31/02                  14.56       0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74    18,504
10/31/03                  14.06       0.18        1.99        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94    23,208
11/01/03-03/31/04(8)(9)   15.69       0.15        1.23        1.38      (0.27)   (0.45)  (0.72)  16.35    9.02    24,934
                                                                            Class I
                                                                            -------
11/16/01-10/31/02(6)     $15.93     $ 0.19      $(0.77)     $(0.58)    $(0.09)  $(0.63) $(0.72) $14.63   (3.83)% $ 4,726
10/31/03                  14.63       0.30        2.05        2.35      (0.19)   (0.46)  (0.65)  16.33   16.72     6,629
11/01/03-03/31/04(8)(9)   16.33       0.21        1.29        1.50      (0.40)   (0.45)  (0.85)  16.98    9.59     7,889
                                                                            Class Z
                                                                            -------
10/31/99                 $15.04     $ 0.17      $ 1.76      $ 1.93     $   --   $   --  $   --  $16.97   12.83%  $    74
10/31/00                  16.97       0.13        1.69        1.82         --    (0.77)  (0.77)  18.02   11.25       353
10/31/01                  18.02       0.21       (0.85)      (0.64)        --    (1.95)  (1.95)  15.43   (3.86)      487
10/31/02                  15.43       0.27        0.06        0.33      (0.16)   (0.63)  (0.79)  14.97    1.98       360
10/31/03                  14.97       0.36        2.13        2.49      (0.25)   (0.46)  (0.71)  16.75   17.36     4,532
11/01/03-03/31/04(8)(9)   16.75       0.23        1.34        1.57      (0.45)   (0.45)  (0.90)  17.42    9.40     5,476




                                       Ratio of net
                         Ratio of       investment
                         expenses      income (loss)
                        to average      to average       Portfolio
     Period Ended       net assets      net assets       turnover
----------------------- ----------     -------------     ---------


10/31/99                   1.77%(4)(5)      0.43%(4)(5)     118%
10/31/00                   1.78(4)(5)       0.25(4)(5)       95
10/31/01                   1.78(4)(5)       0.68(4)(5)      146
10/31/02                   1.78(4)          1.15(4)         188
10/31/03                   1.78(4)(7)       1.94(4)(7)      138
11/01/03-03/31/04(8)(9)    1.78(3)(4)       2.86(3)(4)       43


10/31/99                   2.40%(4)(5)     (0.19)%(4)(5)    118%
10/31/00                   2.43(4)(5)       0.39(4)(5)       95
10/31/01                   2.43(4)(5)       0.03(4)(5)      146
10/31/02                   2.43(4)          0.49(4)         188
10/31/03                   2.41(4)(7)       1.32(4)(7)      138
11/01/03-03/31/04(8)(9)    2.36(3)(4)       2.31(3)(4)       43


10/31/99                   2.42%(4)(5)     (0.21)%(4)(5)    118%
10/31/00                   2.43(4)(5)       0.40(4)(5)       95
10/31/01                   2.43(4)(5)       0.02(4)(5)      146
10/31/02                   2.43(4)          0.49(4)         188
10/31/03                   2.43(4)(7)       1.28(4)(7)      138
11/01/03-03/31/04(8)(9)    2.43(3)(4)       2.23(3)(4)       43


11/16/01-10/31/02(6)       1.68%(3)(4)      1.26%(3)(4)     188%
10/31/03                   1.68(4)(7)       2.02(4)(7)      138
11/01/03-03/31/04(8)(9)    1.68(3)(4)       3.10(3)(4)       43


10/31/99                   1.21%(4)(5)      0.98%(4)(5)     118%
10/31/00                   1.21(4)(5)       0.72(4)(5)       95
10/31/01                   1.21(4)(5)       1.26(4)(5)      146
10/31/02                   1.21(4)          1.69(4)         188
10/31/03                   1.21(4)(7)       2.33(4)(7)      138
11/01/03-03/31/04(8)(9)    1.21(3)(4)       3.25(3)(4)       43

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                      10/31/99 10/31/00 10/31/01 10/31/02  10/31/03 03/31/04(3)
                      -------- -------- -------- --------  -------- -----------
    Value Class A....   0.04%    0.09%    0.00%    0.01%    (0.01)%    (0.02)%
    Value Class B....   0.02     0.07       --    (0.02)    (0.01)        --
    Value Class C+...   0.13     0.11     0.05     0.03      0.02      (0.02)
    Value Class I....     --       --       --     0.19(3)     --       0.00
    Value Class Z....  23.27    10.14     6.55     5.52      1.00       0.40

(5)The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements is applicable.
(6)Commencement of sale of respective class of shares
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by

                                              10/31/03
                                              --------
                            Value Class A....   0.01%
                            Value Class B....   0.01
                            Value Class C+...   0.01
                            Value Class I....   0.01
                            Value Class Z....    --

(8)The Fund charged its fiscal year end from October 31 to September 30
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                               BIOTECH/HEALTH FUND
                                                                               -------------------
                                               Net gain
                                              (loss) on                         Distri-          Net               Net
                        Net Asset    Net     investments             Dividends  butions         Asset            Assets
                          Value   investment    (both     Total from  from net   from    Total  Value            end of
                        beginning   income   realized and investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------
                                                                                     Class A
                                                                                     -------
06/14/00-10/31/00(3)     $12.50     $(0.02)     $ 3.48      $ 3.46      $--     $   --  $   --  $15.96   27.68%  $30,489
10/31/01                  15.96      (0.06)      (4.32)      (4.38)      --      (0.55)  (0.55)  11.03  (27.92)   27,865
10/31/02                  11.03      (0.13)      (3.28)      (3.41)      --         --      --    7.62  (30.92)   16,092
10/31/03                   7.62      (0.11)       2.30        2.19       --         --      --    9.81   28.74    18,924
11/01/03-03/31/04(7)(8)    9.81      (0.05)       0.81        0.76       --         --      --   10.57    7.75    20,310
                                                                                     Class B
                                                                                     -------
06/14/00-10/31/00(3)     $12.50     $(0.05)     $ 3.47      $ 3.42      $--     $   --  $   --  $15.92   27.36%  $23,457
10/31/01                  15.92      (0.14)      (4.31)      (4.45)      --      (0.55)  (0.55)  10.92  (28.45)   25,552
10/31/02                  10.92      (0.19)      (3.23)      (3.42)      --         --      --    7.50  (31.32)   15,757
10/31/03                   7.50      (0.16)       2.25        2.09       --         --      --    9.59   27.87    17,843
11/01/03-03/31/04(7)(8)    9.59      (0.07)       0.79        0.72       --         --      --   10.31    7.51    18,246
                                                                                     Class C+
                                                                                     --------
06/14/00-10/31/00(3)     $12.50     $(0.05)     $ 3.48      $ 3.43      $--     $   --  $   --  $15.93   27.44%  $20,386
10/31/01                  15.93      (0.14)      (4.31)      (4.45)      --      (0.55)  (0.55)  10.93  (28.43)   23,581
10/31/02                  10.93      (0.19)      (3.23)      (3.42)      --         --      --    7.51  (31.29)   12,448
10/31/03                   7.51      (0.16)       2.26        2.10       --         --      --    9.61   27.96    12,662
11/01/03-03/31/04(7)(8)    9.61      (0.07)       0.79        0.72       --         --      --   10.33    7.49    13,159




                                        Ratio of net
                          Ratio of       investment
                          expenses      income (loss)
                         to average      to average       Portfolio
     Period Ended       net assets(5)   net assets(5)     turnover
----------------------- -------------   -------------     ---------


06/14/00-10/31/00(3)        1.55%(4)(6)     (0.28)%(4)(6)    112%
10/31/01                    1.55(6)         (0.50)(6)        333
10/31/02                    1.55            (1.38)           340
10/31/03                    1.55            (1.32)           236
11/01/03-03/31/04(7)(8)     1.55(4)         (1.11)(4)         77


06/14/00-10/31/00(3)        2.20%(4)(6)     (1.08)%(4)(6)    112%
10/31/01                    2.20(6)         (1.18)(6)        333
10/31/02                    2.20            (2.03)           340
10/31/03                    2.20            (1.97)           236
11/01/03-03/31/04(7)(8)     2.20(4)         (1.76)(4)         77


06/14/00-10/31/00(3)        2.20%(4)(6)     (1.07)%(4)(6)    112%
10/31/01                    2.20(6)         (1.17)(6)        333
10/31/02                    2.20            (2.03)           340
10/31/03                    2.20            (1.97)           236
11/01/03-03/31/04(7)(8)     2.20(4)         (1.76)(4)         77

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                10/31/00(4) 10/31/01 10/31/02 10/31/03 03/31/04(4)
                                ----------- -------- -------- -------- -----------
Biotech/Health Fund Class A....    0.49%      0.19%    0.20%    0.23%     0.17%
Biotech/Health Fund Class B....    0.96       0.21     0.20     0.26      0.22
Biotech/Health Fund Class C+...    1.09       0.20     0.21     0.33      0.23

(6)The ratio reflects an expense cap which is net of custody credits of less than 0.01%
(7)The fund changed its fiscal year end from October 31 to September 30
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                            TAX MANAGED EQUITY FUND

                                               Net Gain
                                              (Loss) on                         Distri-          Net               Net
                        Net Asset    Net     investments             Dividends  butions         Asset            Assets
                          Value   investment    (both     Total from  from net   from    Total  Value            end of
                        beginning   income   realized and investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------
                                                                            Class A
                                                                            -------
03/01/99-10/31/99(3)     $12.50     $ 0.00      $ 1.15      $ 1.15      $--       $--     $--   $13.65    9.20%  $25,067
10/31/00                  13.65      (0.02)       0.91        0.89       --        --      --    14.54    6.52    38,802
10/31/01                  14.54       0.00       (3.50)      (3.50)      --        --      --    11.04  (24.07)   28,739
10/31/02                  11.04       0.01       (2.05)      (2.04)      --        --      --     9.00  (18.48)   16,587
10/31/03                   9.00       0.03        1.46        1.49       --        --      --    10.49   16.56    14,877
11/01/03-03/31/04(7)(8)   10.49       0.01        0.77        0.78       --        --      --    11.27    7.44    15,103
                                                                            Class B
                                                                            -------
03/01/99-10/31/99(3)     $12.50     $(0.06)     $ 1.14      $ 1.08      $--       $--     $--   $13.58    8.64%  $27,524
10/31/00                  13.58      (0.11)       0.91        0.80       --        --      --    14.38    5.89    47,972
10/31/01                  14.38      (0.08)      (3.45)      (3.53)      --        --      --    10.85  (24.55)   40,677
10/31/02                  10.85      (0.06)      (2.00)      (2.06)      --        --      --     8.79  (18.99)   25,703
10/31/03                   8.79      (0.03)       1.41        1.38       --        --      --    10.17   15.70    22,694
11/01/03-03/31/04(7)(8)   10.17      (0.02)       0.75        0.73       --        --      --    10.90    7.18    22,258
                                                                            Class C+
                                                                            --------
03/01/99-10/31/99(3)     $12.50     $(0.06)     $ 1.16      $ 1.10      $--       $--     $--   $13.60    8.80%  $27,884
10/31/00                  13.60      (0.11)       0.91        0.80       --        --      --    14.40    5.88    51,348
10/31/01                  14.40      (0.08)      (3.46)      (3.54)      --        --      --    10.86  (24.58)   43,610
10/31/02                  10.86      (0.06)      (2.00)      (2.06)      --        --      --     8.80  (18.97)   26,430
10/31/03                   8.80      (0.03)       1.42        1.39       --        --      --    10.19   15.80    23,036
11/01/03-03/31/04(7)(8)   10.19       0.00        0.73        0.73       --        --      --    10.92    7.16    21,860


                                        Ratio of net
                          Ratio of       investment
                          expenses      income loss)
                         to average      to average       Portfolio
     Period Ended       net assets(5)   net assets(5)     turnover
----------------------- -------------   -------------     ---------


03/01/99-10/31/99(3)        1.45%(4)(6)     (0.02)%(4)(6)     9%
10/31/00                    1.45(6)         (0.14)(6)         7
10/31/01                    1.45(6)         (0.03)(6)        19
10/31/02                    1.45             0.09            16
10/31/03                    1.45             0.35            13
11/01/03-03/31/04(7)(8)     1.45(4)          0.21(4)         12


03/01/99-10/31/99(3)        2.10%(4)(6)     (0.74)%(4)(6)     9%
10/31/00                    2.10(6)         (0.79)(6)         7
10/31/01                    2.10(6)         (0.68)(6)        19
10/31/02                    2.10            (0.56)           16
10/31/03                    2.10            (0.30)           13
11/01/03-03/31/04(7)(8)     2.10(4)         (0.44)(4)        12


03/01/99-10/31/99(3)        2.10%(4)(6)     (0.75)%(4)(6)     9%
10/31/00                    2.10(6)         (0.79)(6)         7
10/31/01                    2.10(6)         (0.68)(6)        19
10/31/02                    2.10            (0.56)           16
10/31/03                    2.10            (0.30)           13
11/01/03-03/31/04(7)(8)     2.10(4)         (0.44)(4)        12

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                    10/31/99(4) 10/31/00 10/31/01 10/31/02 10/31/03 03/31/04(4)
                                    ----------- -------- -------- -------- -------- -----------
Tax Managed Equity Fund Class A....    1.07%      0.23%    0.15%    0.21%    0.26%     0.24%
Tax Managed Equity Fund Class B....    0.84       0.22     0.15     0.20     0.23      0.24
Tax Managed Equity Fund Class C+...    0.83       0.22     0.14     0.21     0.23      0.23

(6)The ratio reflects an expense cap which is net of custody credits of less than 0.01%
(7)The fund changed its fiscal year end from October 31 to September 30
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 (unaudited)


                                                             Value
                   Security Description            Shares   (Note 3)
          ----------------------------------------------------------
          COMMON STOCK -- 97.6%
          Aerospace & Military Technology -- 2.0%
            Honeywell International, Inc..........  33,800 $1,144,130
            United Technologies Corp..............  12,800  1,104,640
                                                           ----------
                                                            2,248,770
                                                           ----------
          Banks -- 1.1%
            Bank of America Corp..................  14,950  1,210,651
                                                           ----------
          Broadcasting & Media -- 2.9%
            Interpublic Group Cos., Inc.+.........  67,600  1,039,688
            Time Warner, Inc.+....................  59,200    998,112
            Walt Disney Co........................  45,500  1,137,045
                                                           ----------
                                                            3,174,845
                                                           ----------
          Business Services -- 0.7%
            Waste Management, Inc.................  25,000    754,500
                                                           ----------
          Computer Software -- 3.9%
            Adobe Systems, Inc....................  25,000    985,750
            Microsoft Corp........................ 135,700  3,388,429
                                                           ----------
                                                            4,374,179
                                                           ----------
          Computers & Business Equipment -- 8.1%
            Dell, Inc.+...........................  51,400  1,728,068
            EMC Corp.+............................  83,200  1,132,352
            Intel Corp............................ 102,004  2,774,509
            International Business Machines Corp..  18,400  1,689,856
            Lexmark International Group, Inc.+....  18,700  1,720,400
                                                           ----------
                                                            9,045,185
                                                           ----------
          Conglomerate -- 5.0%
            3M Co.................................  16,000  1,309,920
            General Electric Co...................  95,800  2,923,816
            Tyco International, Ltd...............  47,900  1,372,335
                                                           ----------
                                                            5,606,071
                                                           ----------
          Electronics -- 6.0%
            Agilent Technologies, Inc.+...........  44,600  1,410,698
            Applied Materials, Inc.+..............  60,000  1,282,800
            Broadcom Corp., Class A+..............  29,600  1,159,432
            KLA-Tencor Corp.+.....................  15,400    775,390
            Solectron Corp.+...................... 169,100    935,123
            Texas Instruments, Inc................  35,900  1,048,998
                                                           ----------
                                                            6,612,441
                                                           ----------
          Energy Services -- 1.6%
            Smith International, Inc.+............  32,600  1,744,426
                                                           ----------
          Energy Sources -- 2.6%
            Burlington Resources, Inc.............  16,600  1,056,258
            EOG Resources, Inc....................  15,800    725,062
            Exxon Mobil Corp......................  26,200  1,089,658
                                                           ----------
                                                            2,870,978
                                                           ----------
          Financial Services -- 10.2%
            American Express Co...................  27,300  1,415,505
            Capital One Financial Corp............  23,400  1,765,062
            Citigroup, Inc........................  55,932  2,891,684
            Goldman Sachs Group, Inc..............  12,000  1,252,200
            Merrill Lynch & Co., Inc..............  31,550  1,879,118

                                                                Value
                   Security Description               Shares   (Note 3)
      ------------------------------------------------------------------
      Financial Services (continued)
        Morgan Stanley................................  16,150 $   925,395
        SLM Corp......................................  30,000   1,255,500
                                                               -----------
                                                                11,384,464
                                                               -----------
      Food, Beverage & Tobacco -- 1.7%
        Coca-Cola Co..................................  26,100   1,312,830
        Wm. Wrigley Jr. Co............................  10,100     597,112
                                                               -----------
                                                                 1,909,942
                                                               -----------
      Health Services -- 1.9%
        Aetna, Inc....................................  13,700   1,229,164
        UnitedHealth Group, Inc.......................  13,000     837,720
                                                               -----------
                                                                 2,066,884
                                                               -----------
      Household Products -- 2.9%
        Estee Lauder Cos., Inc., Class A..............  16,000     709,440
        Gillette Co...................................  14,400     563,040
        Procter & Gamble Co...........................  18,200   1,908,816
                                                               -----------
                                                                 3,181,296
                                                               -----------
      Insurance -- 4.0%
        Anthem, Inc.+.................................  16,000   1,450,240
        Berkshire Hathaway, Inc.+.....................     950   2,955,459
                                                               -----------
                                                                 4,405,699
                                                               -----------
      Internet Content -- 2.4%
        eBay, Inc.+...................................  38,900   2,696,937
                                                               -----------
      Internet Software -- 1.0%
        Symantec Corp.+...............................  25,000   1,157,500
                                                               -----------
      Leisure & Tourism -- 2.4%
        Carnival Corp.................................  40,400   1,814,364
        International Game Technology.................  20,000     899,200
                                                               -----------
                                                                 2,713,564
                                                               -----------
      Machinery -- 1.2%
        Caterpillar, Inc.+............................   8,500     672,095
        Ingersoll-Rand Co., Ltd., Class A.............  10,000     676,500
                                                               -----------
                                                                 1,348,595
                                                               -----------
      Medical Products -- 4.1%
        Becton Dickinson & Co.........................  22,000   1,066,560
        Guidant Corp..................................  10,000     633,700
        Johnson & Johnson.............................  31,900   1,617,968
        St. Jude Medical, Inc.+.......................  17,300   1,247,330
                                                               -----------
                                                                 4,565,558
                                                               -----------
      Pharmaceuticals -- 12.1%
        Allergan, Inc.................................  13,000   1,094,080
        Amgen, Inc.+..................................  27,611   1,606,132
        Biogen Idec, Inc.+............................  25,000   1,390,000
        Caremark Rx, Inc.+............................  40,000   1,330,000
        Genentech, Inc.+..............................  19,600   2,074,072
        Merck & Co., Inc..............................  18,900     835,191
        Pfizer, Inc................................... 107,845   3,779,967
        Teva Pharmaceutical Industries, Ltd. Sp. ADR..  20,200   1,280,882
                                                               -----------
                                                                13,390,324
                                                               -----------
      Restaurants -- 0.6%
        McDonald's Corp...............................  24,950     712,822
                                                               -----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                              Value
                  Security Description             Shares    (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Retail Stores -- 7.6%
           Home Depot, Inc........................  52,700 $  1,968,872
           Ross Stores, Inc.......................  29,600      906,056
           Sharper Image Corp.+...................  40,000    1,303,200
           Target Corp............................  29,600    1,333,184
           Wal-Mart Stores, Inc...................  35,000    2,089,150
           Williams-Sonoma, Inc.+.................  25,400      868,680
                                                           ------------
                                                              8,469,142
                                                           ------------

         Telecommunications -- 11.0%
           Cisco Systems, Inc.+................... 118,000    2,775,360
           Corning, Inc.+.........................  60,000      670,800
           Motorola, Inc..........................  97,200    1,710,720
           Nextel Communications, Inc., Class A+..  71,200    1,760,776
           Nokia Corp. Sponsored ADR..............  55,800    1,131,624
           QUALCOMM, Inc..........................  25,400    1,687,068
           Verizon Communications, Inc............  29,600    1,081,584
           Vodafone Group, PLC Sp. ADR............  56,400    1,347,960
                                                           ------------
                                                             12,165,892
                                                           ------------
         Transportation -- 0.6%
           United Parcel Service, Inc., Class B...  10,100      705,384
                                                           ------------
         Total Investment Securities -- 97.6%
            (cost $100,136,815)...................          108,516,049
                                                           ------------

                                                Principal     Value
                Security Description             Amount      (Note 3)
        ----------------------------------------------------------------
        REPURCHASE AGREEMENTS -- 2.6%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement
           (See Note 3)........................ $  836,000  $    836,000
          UBS Warburg, LLC
           Joint Repurchase Agreement
           (See Note 3)........................  2,000,000     2,000,000
                                                            ------------
        Total Repurchase Agreements
           (cost $2,836,000)...................                2,836,000
                                                            ------------
        TOTAL INVESTMENTS --
           (cost $102,972,815) (See Note 6)          100.2%  111,352,049
        Liabilities in excess of other assets..       (0.2)     (190,967)
                                                ----------  ------------
        NET ASSETS --                               100.00% $111,161,082
                                                ==========  ============

--------
+    Non-income producing security
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited)

                                                            Value
                   Security Description           Shares   (Note 3)
          ----------------------------------------------------------
          COMMON STOCK -- 93.1%
          Banks -- 2.0%
            Dime Community Bancshares Corp........  45,000 $   915,750
            Franklin Bank Corp.+..................  60,000   1,115,400
            Signature Bank+.......................  37,000     773,300
                                                           -----------
                                                             2,804,450
                                                           -----------
          Broadcasting & Media -- 1.4%
            Cumulus Media, Inc.+..................  25,000     499,750
            Emmis Communications Corp.+...........  20,000     476,200
            Westwood One, Inc.+...................  35,000   1,030,750
                                                           -----------
                                                             2,006,700
                                                           -----------
          Business Services -- 4.7%
            Chicago Bridge & Iron Co. NV..........  50,000   1,391,500
            Fastenal Co...........................  60,000   3,221,400
            Herman Miller, Inc....................  30,000     798,900
            Tech Data Corp.+......................  30,000   1,228,200
                                                           -----------
                                                             6,640,000
                                                           -----------
          Communication Equipment -- 3.3%
            AudioCodes, Ltd.+.....................  50,000     580,000
            Intersil Corp., Class A...............  50,000   1,114,500
            LSI Logic Corp.+...................... 150,000   1,401,000
            Tekelec Inc.+......................... 100,000   1,659,000
                                                           -----------
                                                             4,754,500
                                                           -----------
          Computer Software -- 9.6%
            Ascential Software Corp.+.............  75,000   1,644,000
            Cognos, Inc.+.........................  65,000   2,018,900
            DST Systems, Inc.+....................  60,000   2,721,000
            FileNET Corp.+........................ 100,000   2,665,000
            Fiserv, Inc.+.........................  30,000   1,073,100
            FutureLink Corp.+.....................  11,714           1
            Keane, Inc.+..........................  50,000     787,000
            Lawson Software, Inc.+................ 100,000     830,000
            Parametric Technology Corp.+.......... 150,000     678,000
            Siebel Systems, Inc.+................. 100,000   1,151,000
                                                           -----------
                                                            13,568,001
                                                           -----------
          Computers & Business Equipment -- 1.0%
            Avocent Corp.+........................  40,000   1,471,600
                                                           -----------
          Electronics -- 13.1%
            AMETEK, Inc...........................  60,000   1,538,400
            AMIS Holdings, Inc.+..................   7,000     113,610
            Applied Micro Circuits Corp.+......... 200,000   1,150,000
            Celestica, Inc.+......................  50,000     820,000
            Cymer, Inc.+..........................  70,000   2,702,700
            Electro Scientific Industries, Inc.+..  50,000   1,177,000
            Flextronics International, Ltd.+...... 100,000   1,722,000
            Lam Research Corp.+...................  90,000   2,268,900
            MEMC Electronic Materials, Inc.+......  75,000     686,250
            OmnVision Technologies, Inc.+.........  70,000   1,911,700
            ON Semiconductor Corp.+............... 100,000     754,000
            Semtech Corp.+........................  75,000   1,712,250
            Sigmatel, Inc.+.......................   3,000      67,350
            Solectron Corp.+...................... 100,000     553,000
            Tessera Technologies, Inc.+...........   3,000      54,900
            Vitesse Semiconductor Corp.+.......... 200,000   1,418,000
                                                           -----------
                                                            18,650,060
                                                           -----------

                                                             Value
                   Security Description            Shares   (Note 3)
         ------------------------------------------------------------
         Energy Services -- 2.8%
           Global Industries, Ltd.+............... 100,000 $   585,000
           Nabors Industries, Ltd.+...............  34,200   1,564,650
           Patterson-UTI Energy, Inc.+............  50,000   1,770,500
                                                           -----------
                                                             3,920,150
                                                           -----------
         Energy Sources -- 0.0%
           Cross Timbers Royalty Trust............     369      10,461
                                                           -----------
         Entertainment Products -- 0.8%
           Marvel Enterprises, Inc.+..............  60,000   1,151,400
                                                           -----------
         Financial Services -- 5.3%
           Nelnet, Inc., Class A+.................  63,000   1,600,200
           Piper Jaffray Cos.+....................  60,000   3,249,000
           Providian Financial Corp.+............. 200,000   2,620,000
                                                           -----------
                                                             7,469,200
                                                           -----------
         Food, Beverage & Tobacco -- 0.4%
           SunOpta, Inc.+.........................  60,000     593,400
                                                           -----------
         Health Services -- 4.0%
           Accredo Health, Inc.+..................  80,000   3,048,000
           Centene Corp.+.........................  30,000     917,700
           Covance, Inc.+.........................  50,000   1,722,000
                                                           -----------
                                                             5,687,700
                                                           -----------
         Insurance -- 1.8%
           Montpelier Re Holdings, Ltd............  25,000     931,000
           Platinum Underwriters Holdings, Ltd....  45,000   1,442,250
           Scottish Annuity & Life Holdings, Ltd..   7,000     169,330
                                                           -----------
                                                             2,542,580
                                                           -----------
         Internet Content -- 2.2%
           Cnet Networks, Inc.+................... 100,000   1,033,000
           Digital Insight Corp.+................. 100,000   2,072,000
                                                           -----------
                                                             3,105,000
                                                           -----------
         Internet Software -- 8.6%
           BEA Systems, Inc.+..................... 100,000   1,276,000
           Kintera, Inc.+.........................  75,000   1,250,250
           Secure Computing Corp.+................ 200,000   3,270,000
           SupportSoft, Inc.+..................... 100,000   1,101,000
           Symantec Corp.+........................  80,000   3,704,000
           Watchguard Technologies, Inc.+......... 200,000   1,564,000
                                                           -----------
                                                            12,165,250
                                                           -----------
         Leisure & Tourism -- 5.7%
           Argosy Gaming Co.+.....................  26,000     924,300
           GTECH Holdings Corp....................  30,000   1,774,200
           Mandalay Resort Group..................  40,000   2,290,400
           Penn National Gaming, Inc.+............  30,000     863,100
           Royal Caribbean Cruises, Ltd...........  30,000   1,323,000
           Scientific Games Corp.+................  50,000     936,000
                                                           -----------
                                                             8,111,000
                                                           -----------
         Machinery -- 5.8%
           Cooper Industries, Ltd., Class A.......  40,000   2,287,200
           Graco, Inc.............................  45,000   1,309,950
           Parker-Hannifin Corp...................  30,000   1,695,000

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)

                                                               Value
                   Security Description              Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Machinery (continued)
           Terex Corp.+.............................  30,000 $ 1,109,100
           Toro Co..................................  30,000   1,860,000
                                                             -----------
                                                               8,261,250
                                                             -----------
         Medical Products -- 1.5%
           Cypress Bioscience, Inc.+................  50,000     571,000
           Encore Medical Corp.+....................  50,000     400,500
           Protein Design Labs, Inc.+...............  50,000   1,191,000
                                                             -----------
                                                               2,162,500
                                                             -----------
         Metals & Mining -- 0.7%
           Worthington Industries, Inc..............  50,000     958,500
                                                             -----------
         Pharmaceuticals -- 9.9%
           Abgenix, Inc.+...........................  50,000     664,500
           Caremark Rx, Inc.+.......................  60,000   1,995,000
           Cephalon, Inc.+..........................  72,000   4,126,320
           Integra Lifesciences Holdings Corp.+.....  82,900   2,538,398
           Medicines Co.+...........................  50,000   1,610,500
           NeighborCare, Inc.+......................  60,000   1,455,000
           Watson Pharmaceuticals, Inc.+............  40,000   1,711,600
                                                             -----------
                                                              14,101,318
                                                             -----------
         Restaurants -- 2.2%
           Applebees International, Inc.............  40,000   1,654,000
           Landry's Restaurants, Inc................  50,000   1,491,500
                                                             -----------
                                                               3,145,500
                                                             -----------
         Retail Stores -- 1.7%
           Foot Locker, Inc.........................  50,000   1,290,000
           HON INDUSTRIES, Inc......................  30,000   1,114,800
                                                             -----------
                                                               2,404,800
                                                             -----------
         Telecommunications -- 2.7%
           Alvarion, Ltd.+.......................... 100,000   1,269,000
           Arris Group, Inc.+.......................  50,000     460,000
           EchoStar Communications Corp., Class A+..  63,950   2,094,363
                                                             -----------
                                                               3,823,363
                                                             -----------

                                                   Shares/
                                                  Principal     Value
                 Security Description              Amount      (Note 3)
       -----------------------------------------------------------------
       Transportation -- 1.9%
         C.H. Robinson Worldwide, Inc...........     30,000  $  1,245,000
         Hornbeck Offshore Services, Inc.+......    110,000     1,452,000
                                                             ------------
                                                                2,697,000
                                                             ------------
       Total Common Stock
          (cost $118,199,279)...................              132,205,683
                                                             ------------
       EXCHANGE-TRADED FUNDS -- 5.5%
       Financial Services -- 5.5%
         iShares Russell 2000 Growth Index Fund
          (cost $7,731,250).....................    125,000     7,812,500
                                                             ------------
       Total Investment Securities -- 98.6%
          (cost $125,930,529)...................              140,018,183
                                                             ------------
       REPURCHASE AGREEMENTS -- 1.2%
         State Street Bank & Trust Co.
          Joint Repurchase Agreement
          (see Note 3)
          (cost $1,721,000)..................... $1,721,000     1,721,000
                                                             ------------
       TOTAL INVESTMENTS --
          (cost $127,651,529) (See Note 6)......       99.8%  141,739,183
       Other assets less liabilities............        0.2       291,036
                                                 ----------  ------------
       NET ASSETS --                                 100.00% $142,030,219
                                                 ==========  ============

--------
+  Non-income producing security

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited)

                                                               Value
                   Security Description              Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 86.6%
         Banks -- 3.3%
           Hibernia Corp., Class A..................  72,800 $1,710,072
           Wachovia Corp............................  35,700  1,677,900
                                                             ----------
                                                              3,387,972
                                                             ----------
         Broadcasting & Media -- 2.0%
           DIRECTV Group, Inc.+.....................  52,514    807,665
           Fox Entertainment Group, Inc., Class A+..  23,000    623,300
           Radio One, Inc.+.........................  30,900    571,650
                                                             ----------
                                                              2,002,615
                                                             ----------
         Business Services -- 6.2%
           Fastenal Co..............................  26,800  1,438,892
           Orbitz, Inc., Class A+...................  17,700    421,437
           Paychex, Inc.............................  45,500  1,619,800
           Stericycle, Inc.+........................  26,200  1,253,932
           Waste Connections, Inc.+.................  38,500  1,532,300
                                                             ----------
                                                              6,266,361
                                                             ----------
         Communication Equipment -- 4.7%
           Foundry Networks, Inc.+..................  72,700  1,248,259
           Juniper Networks, Inc.+..................  60,700  1,578,807
           Marvell Technology Group, Ltd.+..........  43,500  1,959,675
                                                             ----------
                                                              4,786,741
                                                             ----------
         Computer Software -- 3.5%
           CACI International, Inc., Class A+.......  33,300  1,431,900
           Cognos, Inc.+............................  35,700  1,108,842
           Manhattan Associates, Inc.+..............  38,000  1,056,400
                                                             ----------
                                                              3,597,142
                                                             ----------
         Computers & Business Equipment -- 1.6%
           EMC Corp.+............................... 116,800  1,589,648
                                                             ----------
         Education -- 2.3%
           Apollo Group, Inc., Class A+.............  26,650  2,294,832
                                                             ----------
         Electronics -- 2.3%
           Rockwell Automation, Inc.................  66,800  2,315,956
                                                             ----------
         Energy Services -- 4.3%
           BJ Services Co.+.........................  35,500  1,536,085
           Patterson-UTI Energy, Inc.+..............  16,700    591,347
           Pride International, Inc.+...............  37,400    638,044
           Smith International, Inc.+...............  29,700  1,589,247
                                                             ----------
                                                              4,354,723
                                                             ----------
         Energy Sources -- 2.4%
           Burlington Resources, Inc................  22,900  1,457,127
           EOG Resources, Inc.......................  20,400    936,156
                                                             ----------
                                                              2,393,283
                                                             ----------
         Financial Services -- 9.4%
           Ameritrade Holding Corp.+................ 122,100  1,880,340
           Goldman Sachs Group, Inc.................  22,900  2,389,615
           Knight Trading Group, Inc.+..............  54,100    684,906
           Lehman Brothers Holdings, Inc............  21,300  1,765,131
           Providian Financial Corp.+............... 107,100  1,403,010
           SLM Corp.................................  35,000  1,464,750
                                                             ----------
                                                              9,587,752
                                                             ----------

                                                                  Value
                    Security Description                Shares   (Note 3)
       ------------------------------------------------------------------
       Health Services -- 2.3%
         Centene Corp.+................................  36,000 $1,101,240
         Select Medical Corp...........................  75,700  1,264,190
                                                                ----------
                                                                 2,365,430
                                                                ----------
       Household Products -- 1.2%
         Yankee Candle, Inc.+..........................  43,000  1,185,940
                                                                ----------
       Internet Content -- 2.8%
         Yahoo!, Inc.+.................................  58,600  2,847,374
                                                                ----------
       Internet Software -- 4.1%
         BEA Systems, Inc.+............................  42,900    547,404
         Symantec Corp.+...............................  53,400  2,472,420
         VeriSign, Inc.+...............................  67,800  1,124,802
                                                                ----------
                                                                 4,144,626
                                                                ----------
       Leisure & Tourism -- 2.7%
         International Speedway Corp., Class A.........  44,900  2,110,300
         JetBlue Airways Corp.+........................  24,875    629,089
                                                                ----------
                                                                 2,739,389
                                                                ----------
       Machinery -- 1.5%
         Cummins, Inc..................................  25,900  1,513,855
                                                                ----------
       Medical Products -- 7.3%
         Boston Scientific Corp.+......................  33,200  1,407,016
         Cytyc Corp.+..................................  66,400  1,477,400
         Millennium Pharmaceuticals, Inc.+.............  65,600  1,108,640
         Neurocrine Biosciences, Inc.+.................  16,900    998,790
         St. Jude Medical, Inc.+.......................  33,300  2,400,930
                                                                ----------
                                                                 7,392,776
                                                                ----------
       Metals & Mining -- 1.2%
         Cleveland-Cliffs, Inc.+.......................  19,000  1,243,170
                                                                ----------
       Pharmaceuticals -- 5.2%
         Amgen, Inc.+..................................  17,400  1,012,158
         Cubist Pharmaceuticals, Inc.+.................  63,300    582,360
         Gilead Sciences, Inc.+........................  27,700  1,544,829
         Teva Pharmaceutical Industries, Ltd. Sp. ADR..  33,600  2,130,576
                                                                ----------
                                                                 5,269,923
                                                                ----------
       Restaurants -- 2.7%
         Applebees International, Inc..................  29,800  1,232,230
         Ruby Tuesday, Inc.............................  45,700  1,469,255
                                                                ----------
                                                                 2,701,485
                                                                ----------
       Retail Stores -- 6.4%
         Amazon.com, Inc.+.............................  38,800  1,679,264
         Chico's FAS, Inc.+............................  32,800  1,521,920
         Coach, Inc.+..................................  47,600  1,951,124
         Williams-Sonoma, Inc.+........................  39,700  1,357,740
                                                                ----------
                                                                 6,510,048
                                                                ----------
       Telecommunications -- 3.4%
         Corning, Inc.+................................ 119,900  1,340,482
         EchoStar Communications Corp.,
          Class A+.....................................     200      6,550
         Nextel Communications, Inc., Class A+.........  86,800  2,146,564
                                                                ----------
                                                                 3,493,596
                                                                ----------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)

                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Transportation -- 3.8%
             Heartland Express, Inc................ 45,713 $ 1,041,342
             J.B. Transport Services, Inc.+........ 33,200     935,244
             United Parcel Service, Inc., Class B.. 27,300   1,906,632
                                                           -----------
                                                             3,883,218
                                                           -----------
           Total Common Stock
              (cost $68,401,758)...................         87,867,855
                                                           -----------
           PREFERRED STOCK -- 0.2%
           Broadcasting & Media -- 0.2%
             News Corp., Ltd. Sponsored ADR
              (cost $170,020)......................  5,842     185,250
                                                           -----------
           Total Investment Securities -- 86.8%
              (cost $68,571,778)...................         88,053,105
                                                           -----------

                                               Principal     Value
                Security Description            Amount      (Note 3)
        ---------------------------------------------------------------
        REPURCHASE AGREEMENTS -- 13.6%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement
         (See Note 3).......................... $5,762,000  $  5,762,000
        UBS Warburg, LLC
         Joint Repurchase Agreement
         (See Note 3)..........................  8,000,000     8,000,000
                                                            ------------
        Total Repurchase Agreements
           (cost $13,762,000)..................               13,762,000
                                                            ------------
        TOTAL INVESTMENTS --
           (cost $82,333,778) (See Note 6)           100.4%  101,815,105
        Liabilities in excess of other assets..       (0.4)     (415,817)
                                                ----------  ------------
        NET ASSETS --                               100.00% $101,399,288
                                                ==========  ============

--------
+    Non-income producing security
ADR --American Depository receipt

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited)


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 99.1%
          Aerospace & Military Technology -- 3.0%
            Boeing Co.............................  33,500 $ 1,375,845
            Honeywell International, Inc..........  53,700   1,817,745
            United Technologies Corp..............  27,900   2,407,770
                                                           -----------
                                                             5,601,360
                                                           -----------
          Banks -- 3.1%
            Bank of America Corp..................  22,200   1,797,756
            Mellon Financial Corp.................  65,300   2,043,237
            U.S. Bancorp..........................  73,500   2,032,275
                                                           -----------
                                                             5,873,268
                                                           -----------
          Broadcasting & Media -- 3.0%
            Interpublic Group Cos., Inc.+......... 107,400   1,651,812
            Time Warner, Inc.+....................  98,500   1,660,710
            Walt Disney Co........................  92,700   2,316,573
                                                           -----------
                                                             5,629,095
                                                           -----------
          Business Services -- 1.1%
            Waste Management, Inc.................  70,000   2,112,600
                                                           -----------
          Chemicals -- 1.1%
            Monsanto Co...........................  56,800   2,082,856
                                                           -----------
          Computer Software -- 3.5%
            Adobe Systems, Inc....................  39,200   1,545,656
            Microsoft Corp........................ 201,400   5,028,958
                                                           -----------
                                                             6,574,614
                                                           -----------
          Computers & Business Equipment -- 7.5%
            Dell, Inc.+...........................  55,200   1,855,824
            EMC Corp.+............................ 112,600   1,532,486
            Intel Corp............................ 105,000   2,856,000
            International Business Machines Corp..  38,000   3,489,920
            Lexmark International Group, Inc.+....  20,900   1,922,800
            Xerox Corp.+.......................... 175,000   2,549,750
                                                           -----------
                                                            14,206,780
                                                           -----------
          Conglomerate -- 5.2%
            3M Co.................................  24,600   2,014,002
            General Electric Co................... 188,300   5,746,916
            Tyco International, Ltd...............  70,600   2,022,690
                                                           -----------
                                                             9,783,608
                                                           -----------
          Electronics -- 3.4%
            Agilent Technologies, Inc.+...........  37,900   1,198,777
            Applied Materials, Inc.+..............  65,000   1,389,700
            Broadcom Corp., Class A+..............  22,300     873,491
            Solectron Corp.+...................... 223,800   1,237,614
            Texas Instruments, Inc................  57,100   1,668,462
                                                           -----------
                                                             6,368,044
                                                           -----------
          Energy Services -- 1.4%
            Smith International, Inc.+............  50,000   2,675,500
                                                           -----------
          Energy Sources -- 4.9%
            Burlington Resources, Inc.............  25,900   1,648,017
            EOG Resources, Inc....................  26,400   1,211,496
            Exxon Mobil Corp...................... 112,200   4,666,398
            Marathon Oil Corp.....................  49,200   1,656,564
                                                           -----------
                                                             9,182,475
                                                           -----------
            Financial Services -- 13.7%
              American Express Co.................  46,300 $ 2,400,655
              Capital One Financial Corp..........  31,700   2,391,131
              CIT Group, Inc......................  66,300   2,522,715
              Citigroup, Inc......................  96,100   4,968,370
              Goldman Sachs Group, Inc............  20,100   2,097,435
              J.P. Morgan Chase & Co..............  86,800   3,641,260
              Merrill Lynch & Co., Inc............  51,400   3,061,384
              Morgan Stanley......................  27,800   1,592,940
              SLM Corp............................  49,000   2,050,650
              Wells Fargo & Co....................  19,500   1,105,065
                                                           -----------
                                                            25,831,605
                                                           -----------
            Food, Beverage & Tobacco -- 3.8%
              Altria Group, Inc...................  56,400   3,070,980
              Coca-Cola Co........................  49,800   2,504,940
              Wm. Wrigley Jr. Co..................  26,800   1,584,416
                                                           -----------
                                                             7,160,336
                                                           -----------
            Forest Products -- 0.9%
              MeadWestvaco Corp...................  58,600   1,657,794
                                                           -----------
            Health Services -- 1.0%
              Aetna, Inc..........................  20,700   1,857,204
                                                           -----------
            Household Products -- 3.9%
              Estee Lauder Cos., Inc., Class A....  59,300   2,629,362
              Gillette Co.........................  44,800   1,751,680
              Procter & Gamble Co.................  29,300   3,072,984
                                                           -----------
                                                             7,454,026
                                                           -----------
            Insurance -- 3.5%
              Anthem, Inc.+.......................  28,600   2,592,304
              Berkshire Hathaway, Inc.+...........   1,300   4,044,313
                                                           -----------
                                                             6,636,617
                                                           -----------
            Internet Software -- 1.0%
              Symantec Corp.+.....................  40,000   1,852,000
                                                           -----------
            Leisure & Tourism -- 1.2%
              Carnival Corp.......................  52,400   2,353,284
                                                           -----------
            Machinery -- 1.6%
              Caterpillar, Inc.+..................  13,400   1,059,538
              Ingersoll-Rand Co., Ltd.,
               Class A............................  29,400   1,988,910
                                                           -----------
                                                             3,048,448
                                                           -----------
            Medical Products -- 4.0%
              Becton Dickinson & Co...............  34,000   1,648,320
              Guidant Corp........................  19,600   1,242,052
              Johnson & Johnson...................  52,200   2,647,584
              St. Jude Medical, Inc.+.............  29,500   2,126,950
                                                           -----------
                                                             7,664,906
                                                           -----------
            Metals & Mining -- 0.7%
              Phelps Dodge Corp.+.................  16,700   1,363,722
                                                           -----------
            Pharmaceuticals -- 8.7%
              Allergan, Inc.......................  17,600   1,481,216
              Amgen, Inc.+........................  29,300   1,704,381
              Caremark Rx, Inc.+..................  58,800   1,955,100
              Genentech, Inc.+....................  32,700   3,460,314
              Merck & Co., Inc....................  32,750   1,447,223

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                                 Value
                   Security Description                Shares   (Note 3)
      -----------------------------------------------------------------------
      COMMON STOCK (continued)
      Pharmaceuticals (continued)
        Pfizer, Inc..................................  122,750   $  4,302,387
        Teva Pharmaceutical Industries, Ltd. Sp. ADR.   33,900      2,149,599
                                                                  -----------
                                                                   16,500,220
                                                                  -----------
      Restaurants -- 1.0%
        McDonald's Corp..............................   65,500      1,871,335
                                                                  -----------
      Retail Stores -- 7.2%
        Federated Department Stores, Inc.............   39,200      2,118,760
        Home Depot, Inc..............................   66,000      2,465,760
        Ross Stores, Inc.............................   49,200      1,506,012
        Target Corp..................................   44,800      2,017,792
        Wal-Mart Stores, Inc.........................   68,900      4,112,641
        Williams-Sonoma, Inc.+.......................   40,300      1,378,260
                                                                  -----------
                                                                   13,599,225
                                                                  -----------
      Telecommunications -- 8.3%
        Cisco Systems, Inc.+.........................  114,300      2,688,336
        Corning, Inc.+...............................   98,000      1,095,640
        Motorola, Inc................................  143,500      2,525,600
        Nextel Communications, Inc.,
         Class A+....................................  102,800      2,542,244
        QUALCOMM, Inc................................   35,800      2,377,836
        Verizon Communications, Inc..................   80,500      2,941,470
        Vodafone Group, PLC Sp. ADR..................   66,400      1,586,960
                                                                  -----------
                                                                   15,758,086
                                                                  -----------
      Transportation -- 0.6%
        United Parcel Service, Inc., Class B.........   15,400   $  1,075,536
                                                                  -----------
      Utilities -- 0.8%
        Southern Co..................................   51,700      1,576,850
                                                                  -----------
      Total Investment Securities -- 99.1%
         (cost $171,227,737).........................             187,351,394
                                                                  -----------
      REPURCHASE AGREEMENTS -- 0.1%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement
         ( See Note 3)
         (cost $144,000)............................. $144,000        144,000
                                                                  -----------
      TOTAL INVESTMENTS --
         (cost $171,371,737) (See Note 6)............     99.2%   187,495,394
      Other assets less liabilities..................      0.8      1,566,420
                                                       --------   -----------
      NET ASSETS --                                     100.00%  $189,061,814
                                                       ========  ============

--------
+    Non-income producing securities
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited)


                                                                Value
                   Security Description               Shares   (Note 3)
          ---------------------------------------------------------------
          COMMON STOCK -- 64.0%
          Aerospace & Military Technology -- 2.2%
            Boeing Co...............................  39,000  $ 1,601,730
            Honeywell International, Inc............  54,000    1,827,900
            United Technologies Corp................  24,400    2,105,720
                                                              -----------
                                                                5,535,350
                                                              -----------
          Banks -- 2.1%
            Bank of America Corp....................  20,900    1,692,482
            Mellon Financial Corp...................  56,200    1,758,498
            U.S. Bancorp............................  58,900    1,628,585
                                                              -----------
                                                                5,079,565
                                                              -----------
          Broadcasting & Media -- 1.9%
            Interpublic Group Cos., Inc.+...........  98,200    1,510,316
            Time Warner, Inc.+......................  88,400    1,490,424
            Walt Disney Co..........................  67,400    1,684,326
                                                              -----------
                                                                4,685,066
                                                              -----------
          Business Services -- 0.7%
            Waste Management, Inc...................  60,000    1,810,800
                                                              -----------
          Chemicals -- 1.2%
            Dow Chemical Co.........................  29,500    1,188,260
            Monsanto Co.............................  47,600    1,745,492
                                                              -----------
                                                                2,933,752
                                                              -----------
          Computer Software -- 2.1%
            Adobe Systems, Inc......................  29,500    1,163,185
            Microsoft Corp.......................... 165,100    4,122,547
                                                              -----------
                                                                5,285,732
                                                              -----------
          Computers & Business Equipment -- 4.8%
            Dell, Inc.+.............................  50,100    1,684,362
            EMC Corp.+..............................  88,800    1,208,568
            Intel Corp..............................  83,900    2,282,080
            International Business Machines Corp....  30,800    2,828,672
            Lexmark International Group, Inc.+......  17,700    1,628,400
            Xerox Corp.+............................ 150,000    2,185,500
                                                              -----------
                                                               11,817,582
                                                              -----------
          Conglomerate -- 3.5%
            3M Co...................................  21,900    1,792,953
            General Electric Co..................... 164,300    5,014,436
            Tyco International, Ltd.................  62,500    1,790,625
                                                              -----------
                                                                8,598,014
                                                              -----------
          Electronics -- 2.2%
            Agilent Technologies, Inc.+.............  36,500    1,154,495
            Applied Materials, Inc.+................  50,000    1,069,000
            Broadcom Corp., Class A+................  19,600      767,732
            Solectron Corp.+........................ 196,400    1,086,092
            Texas Instruments, Inc..................  43,500    1,271,070
                                                              -----------
                                                                5,348,389
                                                              -----------
          Energy Services -- 1.0%
            Smith International, Inc.+..............  45,000    2,407,950
                                                              -----------
          Energy Sources -- 3.1%
            Burlington Resources, Inc...............  18,600    1,183,518
            EOG Resources, Inc......................  22,000    1,009,580
          Energy Sources
            Exxon Mobil Corp........................  99,300  $ 4,129,887
            Marathon Oil Corp.......................  39,300    1,323,231
                                                              -----------
                                                                7,646,216
                                                              -----------
          Financial Services -- 8.7%
            American Express Co.....................   36,700   1,902,895
            Capital One Financial Corp..............   30,000   2,262,900
            CIT Group, Inc..........................   54,300   2,066,115
            Citigroup, Inc..........................   75,800   3,918,860
            Goldman Sachs Group, Inc................   17,600   1,836,560
            J.P. Morgan Chase & Co..................   68,200   2,860,990
            Merrill Lynch & Co., Inc................   42,700   2,543,212
            Morgan Stanley..........................   20,850   1,194,705
            SLM Corp................................   39,300   1,644,705
            Wells Fargo & Co........................   22,300   1,263,741
                                                              -----------
                                                               21,494,683
                                                              -----------
          Food, Beverage & Tobacco -- 2.6%
            Altria Group, Inc.......................   42,300   2,303,235
            Coca-Cola Co............................   58,000   2,917,400
            Wm. Wrigley Jr. Co......................   19,600   1,158,752
                                                              -----------
                                                                6,379,387
                                                              -----------
          Forest Products -- 0.6%
            MeadWestvaco Corp.......................   52,700   1,490,883
                                                              -----------
          Health Services -- 0.6%
            Aetna, Inc..............................   17,000   1,525,240
                                                              -----------
          Household Products -- 2.5%
            Estee Lauder Cos., Inc., Class A........   49,400   2,190,396
            Gillette Co.............................   39,300   1,536,630
            Procter & Gamble Co.....................   22,800   2,391,264
                                                              -----------
                                                                6,118,290
                                                              -----------
          Insurance -- 2.1%
            Anthem, Inc.+...........................   24,300   2,202,552
            Berkshire Hathaway, Inc.+...............    1,000   3,111,010
                                                              -----------
                                                                5,313,562
                                                              -----------
          Internet Software -- 0.7%
            Symantec Corp.+.........................   35,000   1,620,500
                                                              -----------
          Leisure & Tourism -- 0.8%
            Carnival Corp...........................   44,400   1,994,004
                                                              -----------
          Machinery -- 1.0%
            Caterpillar, Inc.+......................    9,800     774,886
            Ingersoll-Rand Co., Ltd., Class A.         24,500   1,657,425
                                                              -----------
                                                                2,432,311
                                                              -----------
          Medical Products -- 2.5%
            Becton Dickinson & Co...................   29,500   1,430,160
            Guidant Corp............................   14,700     931,539
            Johnson & Johnson.......................   46,900   2,378,768
            St. Jude Medical, Inc.+.................   21,500   1,550,150
                                                              -----------
                                                                6,290,617
                                                              -----------
          Metals & Mining -- 0.5%
            Phelps Dodge Corp.+.....................   14,700   1,200,402
                                                              -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                       Shares/
                                                      Principal    Value
                  Security Description                 Amount     (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Pharmaceuticals -- 5.4%
       Allergan, Inc................................   14,700  $  1,237,152
       Amgen, Inc.+.................................   23,000     1,337,910
       Caremark Rx, Inc.+...........................   49,100     1,632,575
       Genentech, Inc.+.............................   27,500     2,910,050
       Merck & Co., Inc.............................   26,500     1,171,035
       Pfizer, Inc..................................  102,660     3,598,233
       Teva Pharmaceutical Industries, Ltd. Sp. ADR.   23,800     1,509,158
                                                               ------------
                                                                 13,396,113
                                                               ------------
     Restaurants -- 0.7%
       McDonald's Corp..............................   61,500     1,757,055
     Retail Stores -- 4.5%
       Federated Department Stores, Inc.............   29,500     1,594,475
       Home Depot, Inc..............................   49,500     1,849,320
       Ross Stores, Inc.............................   39,300     1,202,973
       Target Corp..................................   39,300     1,770,072
       Wal-Mart Stores, Inc.........................   59,500     3,551,555
       Williams-Sonoma, Inc.+.......................   34,400     1,176,480
                                                               ------------
                                                                 11,144,875
                                                               ------------
     Telecommunications -- 5.0%
       Cisco Systems, Inc.+.........................   97,300     2,288,496
       Corning, Inc.+...............................   78,500       877,630
       Motorola, Inc................................  113,300     1,994,080
       Nextel Communications, Inc., Class A+........   86,400     2,136,672
       QUALCOMM, Inc................................   29,400     1,952,748
       Verizon Communications, Inc..................   54,000     1,973,160
       Vodafone Group, PLC Sp. ADR..................   50,100     1,197,390
                                                               ------------
                                                                 12,420,176
                                                               ------------
     Transportation -- 0.4%
       United Parcel Service, Inc., Class B.........   14,200       991,728
                                                               ------------
     Utilities -- 0.6%
       Southern Co..................................   44,900     1,369,450
                                                               ------------
     Total Common Stock
        (cost $144,343,740).........................            158,087,692
                                                               ------------
     CORPORATE BONDS -- 14.3%
     Aerospace & Military Technology -- 0.3%
       Goodrich Corp.
        6.45% due 12/15/07.......................... $238,000       266,439
       Northrop Grumman Corp.
        7.13% due 2/15/11...........................  106,000       125,293
       Raytheon Co.
        4.85% due 1/15/11...........................  238,000       247,485
                                                               ------------
                                                                    639,217
                                                               ------------
     Automotive -- 0.4%
       Ford Motor Co.
        6.63% due 10/01/28..........................  555,000       510,182
       General Motors Corp.
        7.20% due 1/15/11...........................  238,000       260,832
       General Motors Corp.
        8.25% due 7/15/23...........................  232,000       258,960
                                                               ------------
                                                                  1,029,974
                                                               ------------
     Banks -- 0.5%
       Bank of America Corp.
        Series J
        1.27% due 2/17/09(1)........................ $222,000  $    222,143
       Key Bank NA
        4.10% due 6/30/05...........................  238,000       245,846
       Key Bank NA
        7.00% due 2/01/11...........................   89,000       104,126
       PNC Funding Corp.
        5.75% due 8/01/06...........................  202,000       218,088
       Washington Mutual Banks
        5.50% due 1/15/13...........................  238,000       253,485
       Westpac Capital Trust IV
        5.26% due 12/29/49*.........................  277,000       277,000
                                                               ------------
                                                                  1,320,688
                                                               ------------
     Broadcasting & Media -- 1.0%
       AOL Time Warner
        6.13% due 4/15/06...........................  238,000       256,425
       Charter Communications
        Holdings, LLC
        11.13% due 1/15/11..........................  260,000       227,500
       Comcast Cable Commerce, Inc.
        6.88% due 6/15/09...........................  238,000       271,453
       CSC Holdings, Inc.
        7.88% due 2/15/18...........................  600,000       643,500
       Insight Communications Co., Inc.
        12.25% due 2/15/11(2).......................  225,000       190,125
       Liberty Media Corp.
        3.50% due 9/25/06...........................  238,000       242,357
       News America, Inc.
        7.63% due 11/30/28..........................  238,000       282,914
       Time Warner, Inc.
        6.63% due 5/15/29...........................  238,000       248,688
       Young Broadcasting, Inc.
        10.00% due 3/01/11..........................  150,000       160,500
                                                               ------------
                                                                  2,523,462
                                                               ------------
     Business Services -- 0.2%
       Allied Waste North America, Inc.
        5.75% due 2/15/11*..........................  100,000        96,750
       USA Waste Services, Inc.
        7.00% due 7/15/28...........................  238,000       264,595
       Waste Management, Inc.
        7.38% due 5/15/29...........................  116,000       134,376
                                                               ------------
                                                                    495,721
                                                               ------------
     Chemicals -- 0.2%
       Dow Chemical Co.
        8.55% due 10/15/09..........................  111,000       136,595
       Huntsman International, LLC
        11.63% due 10/15/10.........................  260,000       273,000
                                                               ------------
                                                                    409,595
                                                               ------------
     Communication Equipment -- 0.1%
       Rural Cellular Corp.
        9.75% due 1/15/10...........................  350,000       313,250
                                                               ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                     Principal   Value
                  Security Description                Amount    (Note 3)
       ------------------------------------------------------------------
       CORPORATE BONDS (continued)
       Computers & Business Equipment -- 0.2%
         International Business
          Machines Corp.
          6.22% due 8/01/27........................ $  238,000 $   257,642
         Xerox Corp.
          7.63% due 6/15/13........................    125,000     133,125
                                                                ----------
                                                                   390,767
                                                                ----------
       Conglomerate -- 0.2%
         Tyco International Group SA
          6.38% due 2/15/06........................    238,000     253,397
         Tyco International Group SA
          6.88% due 1/15/29........................    133,000     139,589
                                                                ----------
                                                                   392,986
                                                                ----------
       Electronics -- 0.1%
         Amkor Technology, Inc.
          7.13% due 3/15/11*.......................    175,000     175,000
                                                                ----------
       Energy Services -- 0.1%
         Hanover Compressor Co.
          zero coupon
          due 3/31/07..............................    200,000     154,000
                                                                ----------
       Energy Sources -- 0.4%
         Amerada Hess Corp.
          6.65% due 8/15/11........................    238,000     262,975
         Amerada Hess Corp.
          7.30% due 8/15/31........................    238,000     254,210
         Chesapeake Energy Corp.
          7.75% due 1/15/15........................    150,000     166,125
         Conoco, Inc.
          6.95% due 4/15/29........................    238,000     277,401
         XTO Energy, Inc.
          7.50% due 4/15/12........................    121,000     143,883
                                                                ----------
                                                                 1,104,594
                                                                ----------
       Financial Services -- 4.9%
         Alamosa Delaware, Inc.
          Guaranteed Sr. Disc. Notes...............
          12.00% due 7/31/09(2)....................    500,000     455,000
         Athena Neurosciences Finance, LLC
          7.25% due 2/21/08........................    225,000     225,844
         Bear Stearns Cos., Inc.
          3.25% due 3/25/09........................    222,000     220,059
         Boeing Capital Corp.
          6.10% due 3/01/11........................    238,000     264,355
         Capital One Bank
          4.25% due 12/01/08.......................    238,000     243,977
         Capital One Bank
          5.13% due 2/15/14........................    238,000     238,845
         Capital One Financial Corp.
          6.25% due 11/15/13.......................    238,000     254,050
         Chukchansi Economic Development Authority
          14.50% due 6/15/09*......................    300,000     351,750
         CIT Group, Inc.
          4.75% due 12/15/10.......................    238,000     246,749
         Conoco Funding Co.
          6.35% due 10/15/11.......................    116,000     133,148
         Duke Capital Corp.
          5.50% due 3/01/14........................    197,000     199,143
       Financial Services
          Duke Capital Corp.
           Series A
           6.25% due 7/15/05....................... $   90,000 $    94,495
          Ford Motor Credit Co.
           5.63% due 10/01/08......................    186,000     191,975
          Ford Motor Credit Co.
           5.80% due 1/12/09.......................    238,000     245,374
          General Electric Capital Corp.
           6.13% due 2/22/11.......................    238,000     268,566
          General Electric Capital Corp.
           6.75% due 3/15/32.......................    120,000     138,620
          General Motors Acceptance Corp.
           4.50% due 7/15/06.......................    238,000     245,938
          General Motors Acceptance Corp.
           7.75% due 1/19/10.......................    238,000     269,811
          Glencore Funding, LLC
           6.00% due 4/15/14*......................    203,000     201,549
          J.P. Morgan Chase & Co.
           4.50% due 11/15/10......................    238,000     245,500
          J.P. Morgan Chase & Co.
           5.25% due 5/30/07.......................    238,000     257,007
          Lehman Brothers Holdings, Inc.
           4.80% due 3/13/14.......................    197,000     198,245
          Morgan Stanley
           3.88% due 1/15/09.......................     16,000      16,334
          Morgan Stanley
           4.75% due 4/01/14.......................    510,000     500,121
          Morgan Stanley Dean Witter Capital I
           Series 2000-LIF2 A2
           7.20% due 4/01/04.......................  2,500,000   2,953,767
          PPL Capital Funding, Inc.
           4.33% due 3/01/09*......................    197,000     198,899
          Qwest Capital Funding, Inc.
           7.90% due 8/15/10.......................    425,000     382,500
          Residential Funding Mtg. Securities II
           Series 2004 HI1 A3
           3.05% due 7/25/16.......................  1,500,000   1,506,784
          Salomon Smith Barney Holdings, Inc.
           5.88% due 3/15/06.......................    238,000     257,165
          Textron Financial Corp.
           Series E
           2.75% due 6/01/06.......................    238,000     240,381
          Unilever Capital Corp.
           5.90% due 11/15/32......................    238,000     247,864
          Washington Mutual Finance Corp.
           6.25% due 5/15/06.......................    196,000     213,115
          Washington Mutual, Inc.
           4.00% due 1/15/09.......................    137,000     139,913
          Washington Mutual, Inc.
           4.63% due 4/01/14.......................    101,000      98,980
          Wells Fargo & Co.
           5.13% due 9/01/12.......................    133,000     140,272
                                                               -----------
                                                                12,086,095
                                                               -----------
       Food, Beverage & Tobacco -- 0.3%
          Anheuser-Busch Cos., Inc.
           5.95% due 1/15/33.......................    238,000     254,081
          Cargill, Inc.
           3.63% due 3/04/09*......................     98,000      98,635

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                     Principal  Value
                    Security Description             Amount   (Note 3)
          ------------------------------------------------------------
          CORPORATE BONDS (continued)
          Food, Beverage & Tobacco (continued)
            Pepsi Bottling Group, Inc.
             Series B
             7.00% due 3/01/29..................... $238,000  $ 281,727
                                                              ---------
                                                                634,443
                                                              ---------
          Forest Products -- 0.3%
            Georgia-Pacific Corp.
             7.75% due 11/15/29....................  150,000    152,250
            Georgia-Pacific Corp.
             8.63% due 4/30/25.....................  225,000    236,812
            Weyerhaeuser Co.
             5.50% due 3/15/05.....................  238,000    246,873
            Weyerhaeuser Co.
             6.13% due 3/15/07.....................  197,000    215,519
                                                              ---------
                                                                851,454
                                                              ---------
          Health Services -- 0.2%
            HCA, Inc.
             6.95% due 5/01/12.....................  250,000    272,680
            Highmark, Inc.
             6.80% due 8/15/13*....................  101,000    113,187
            Tenet Healthcare Corp.
             5.00% due 7/01/07.....................  175,000    159,688
                                                              ---------
                                                                545,555
                                                              ---------
          Household Products -- 0.1%
            Procter & Gamble Co.
             5.50% due 2/01/34.....................  238,000    239,722
                                                              ---------
          Insurance -- 0.2%
            Allstate Corp.
             7.20% due 12/01/09....................  238,000    284,496
            Nationwide Mutual Insurance Co.
             6.60% due 4/15/34*....................  238,000    237,467
            Prudential Financial, Inc.
             4.75% due 4/01/14.....................  102,000    102,136
                                                              ---------
                                                                624,099
                                                              ---------
          Leisure & Tourism -- 0.3%
            American Airlines, Inc.
             Pass-Thru Certificates,
             Series 2001-1 A2
             6.82% due 5/23/11.....................  350,000    323,307
            Atlas Air, Inc.
             Pass-Thru Certificates,
             Series 1999-1 A-2
             6.88% due 1/02/11.....................  225,000    207,551
            Atlas Air, Inc.
             Pass-Thru Certificates,
             Series 1999-1 B
             7.63% due 1/02/15.....................  132,618     76,868
            Continental Airlines, Inc.
             Pass-Thru Certificates,
             Series 1999-1 C
             6.95% due 8/02/09.....................  176,907    153,041
            Riviera Holdings Corp.
             11.00% due 6/15/10....................   25,000     26,281
                                                              ---------
                                                                787,048
                                                              ---------
          Machinery -- 0.1%
            Dana Corp.
             9.00% due 8/15/11..................... $150,000  $ 180,375
                                                              ---------
          Medical Products -- 0.1%
            Johnson & Johnson
             4.95% due 5/15/33.....................  238,000    225,697
                                                              ---------
          Metals & Mining -- 0.1%
            Alcan, Inc.
             6.13% due 12/15/33....................  238,000    250,962
            Owens-Brockway Glass Container, Inc.
             8.88% due 2/15/09.....................  100,000    108,000
                                                              ---------
                                                                358,962
                                                              ---------
          Pharmaceuticals -- 0.2%
            GlaxoSmithKline Capital, Inc.
             5.38% due 4/15/34.....................  245,000    242,685
            Pfizer, Inc.
             2.50% due 3/15/07.....................  238,000    240,345
                                                              ---------
                                                                483,030
                                                              ---------
          Real Estate Companies -- 0.1%
            EOP Operating LP
             4.75% due 3/15/14.....................  202,000    199,348
                                                              ---------
          Real Estate Investment Trusts -- 0.1%
            Omega Healthcare Investors, Inc.
             7.00% due 4/01/14*....................  225,000    230,625
                                                              ---------
          Retail Stores -- 0.6%
            J.C. Penney Co., Inc.
             7.13% due 11/15/23....................  250,000    282,500
            Rent-Way, Inc.
             11.88% due 6/15/10....................   75,000     84,000
            Safeway, Inc.
             7.00% due 9/15/07.....................  235,000    265,754
            Wal-Mart Stores, Inc.
             4.55% due 5/01/13.....................  500,000    507,194
            Wal-Mart Stores, Inc.
             6.88% due 8/10/09.....................  238,000    279,312
                                                              ---------
                                                              1,418,760
                                                              ---------
          Telecommunications -- 1.1%
            AT&T Corp.
             6.00% due 3/15/09.....................  137,000    147,770
            AT&T Corp.
             8.75% due 11/15/31....................  238,000    280,737
            AT&T Wireless Services, Inc.
             7.88% due 3/01/11.....................  140,000    166,955
            AT&T Wireless Services, Inc.
             8.75% due 3/01/31.....................  360,000    466,921
            MJD Communications, Inc.
             Series B
             9.50% due 5/01/08.....................  400,000    404,000
            Nextel Communications, Inc.
             7.38% due 8/01/15.....................  525,000    568,313
            Sprint Capital Corp.
             6.13% due 11/15/08....................  141,000    155,423
            US West Communications, Inc.
             7.13% due 11/15/43....................  425,000    382,500

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                Principal   Value
                  Security Description           Amount    (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS (continued)
          Telecommunications (continued)
            Verizon Pennsylvania, Inc.
             Series A
             5.65% due 11/15/11................  $238,000  $  256,113
                                                           ----------
                                                            2,828,732
                                                           ----------
          Transportation -- 0.3%
            CSX Corp.
             2.75% due 2/15/06.................   238,000     240,060
            FedEx Corp.
             2.65% due 4/01/07*................   218,000     217,748
            Norfolk Southern Corp.
             7.05% due 5/01/37.................   238,000     273,092
                                                           ----------
                                                              730,900
                                                           ----------
          Utilities -- 1.6%
            AES Corp.
             7.75% due 3/01/14.................   325,000     325,406
            Alabama Power Co.
             2.80% due 12/01/06................   238,000     241,094
            Dominion Resources, Inc.
             Series B
             7.63% due 7/15/05.................   238,000     255,371
            Dynegy Holdings, Inc.
             8.75% due 2/15/12.................   400,000     378,000
            Edison Mission Energy
             9.88% due 4/15/11.................   500,000     526,250
            El Paso Production Holding Co.
             7.75% due 6/01/13.................   200,000     185,500
            FirstEnergy Corp.
             Series A
             5.50% due 11/15/06................   238,000     253,062
            GTE Corp.
             6.60% due 9/22/05.................   250,000     266,415
            NRG Energy, Inc.
             8.00% due 12/15/13*...............   325,000     335,563
            Panhandle Eastern Pipe Line Co. .
             2.75% due 3/15/07*................   121,000     121,523
            Progress Energy, Inc.
             6.75% due 3/01/06.................   197,000     213,517
            Reliant Resources, Inc.
             9.50% due 7/15/13.................   375,000     413,437
            Williams Cos., Inc.
             8.75% due 3/15/32.................   375,000     397,500
                                                           ----------
                                                            3,912,638
                                                           ----------
          Total Corporate Bonds
             (cost $35,419,560)................            35,286,737
                                                           ----------
          FOREIGN BONDS & NOTES -- 1.6%
          Banks -- 0.1%
            European Investment Bank
             4.00% due 3/15/05.................   180,000     184,809
                                                           ----------
          Broadcasting & Media -- 0.1%
            Telenet Group Holding NV
             11.50% due 6/15/14(2)*............   500,000     305,000
                                                           ----------
          Financial Services -- 0.2%
            Deutsche Telekom International
             Finance BV
             8.75% due 6/15/30.................    238,000    312,026
            Rio Tinto Finance USA, Ltd.
             2.63% due 9/30/08................. $  238,000 $  233,093
                                                           ----------
                                                              545,119
                                                           ----------
          Food, Beverage & Tobacco -- 0.1%
            Cia Brasileira de Bebida
             8.75% due 9/15/13*................    150,000    164,625
                                                           ----------
          Government Agency -- 0.3%
            Korea Highway
             4.88% due 4/17/14*................     90,000     89,116
            Quebec Province Canada
             5.00% due 7/17/09.................    238,000    257,686
            Quebec Province Canada
             7.50% due 7/15/23.................    238,000    306,617
                                                           ----------
                                                              653,419
                                                           ----------
          Insurance -- 0.1%
            Fairfax Financial Holdings, Ltd.
             7.75% due 7/15/37.................     50,000     45,000
            Fairfax Financial Holdings, Ltd.
             8.25% due 10/01/15................    175,000    180,250
                                                           ----------
                                                              225,250
                                                           ----------
          Metals & Mining -- 0.2%
            Crown European Holdings SA
             10.88% due 3/01/13................    200,000    233,000
            Noranda, Inc.
             7.25% due 7/15/12.................     98,000    113,949
            Placer Dome, Inc.
             6.45% due 10/15/35*...............    122,000    131,055
                                                           ----------
                                                              478,004
                                                           ----------
          Telecommunications -- 0.4%
            France Telecom SA
             8.75% due 9/01/04.................    238,000    290,671
            Koninklijke KPN NV
             7.50% due 10/01/05................    163,000    176,463
            Koninklijke KPN NV
             8.00% due 10/01/10................    238,000    289,884
            Telus Corp.
             8.00% due 6/01/11.................    238,000    286,697
                                                           ----------
                                                            1,043,715
                                                           ----------
          Utilities -- 0.1%
            Calpine Canada Energy Finance, ULC
             8.50% due 5/01/08.................    450,000    333,000
                                                           ----------
          Total Foreign Bonds & Notes
             (cost $3,970,163).................             3,932,941
                                                           ----------

          U.S. GOVERNMENT OBLIGATIONS -- 3.9%
          U.S Treasury Bonds -- 1.0%
            6.25% due 8/15/23..................  1,070,000  1,272,255
            6.88% due 8/15/25..................    210,000    268,267
            9.38% due 2/15/06..................    850,000    973,084
                                                           ----------
                                                            2,513,606
                                                           ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                    Principal    Value
                  Security Description               Amount     (Note 3)
      --------------------------------------------------------------------
      U.S. GOVERNMENT OBLIGATIONS (continued)
      U.S. Treasury Notes -- 2.9%
        3.88% due 2/15/13.......................... $  640,000  $    648,700
        4.00% due 2/15/14..........................    462,000       468,064
        4.63% due 5/15/06..........................    650,000       690,600
        4.88% due 2/15/12..........................    640,000       698,625
        5.00% due 2/15/11..........................    101,000       111,494
        5.88% due 11/15/04.........................    650,000       669,297
        6.50% due 10/15/06.........................  1,180,000     1,316,714
        6.88% due 5/15/06..........................  1,350,000     1,497,393
        7.00% due 7/15/06..........................  1,000,000     1,118,594
                                                                 -----------
                                                                   7,219,481
                                                                 -----------
      Total U.S. Government Obligations
         (cost $9,760,053).........................                9,733,087
                                                                 -----------
      U.S. GOVERNMENT AGENCIES -- 16.0%
      Federal Home Loan Bank -- 0.4%
        1.88% due 6/15/06..........................    495,000       495,200
        5.25% due 8/15/06..........................    495,000       531,968
                                                                 -----------
                                                                   1,027,168
                                                                 -----------
      Federal Home Loan Mortgage
       Corporation -- 6.6%
        2.00% due 2/23/06..........................  1,045,000     1,049,861
        2.50% due 12/04/06.........................    375,000       375,736
        2.63% due 9/17/07..........................    380,000       381,620
        4.50% due 01/15/2014.......................    995,000     1,010,485
        4.50% due 04/01/2019.......................  3,749,629     3,802,949
        5.00% due 3/01/34..........................  2,500,000     2,514,365
        5.63% due 3/15/11..........................    495,000       552,389
        6.00% due 12/01/33.........................  4,600,000     4,782,646
        6.63% due 9/15/09..........................    995,000     1,159,714
        7.00% due 4/01/32..........................    699,930       742,130
                                                                 -----------
                                                                  16,371,895
                                                                 -----------
      Federal National Mortgage Association -- 7.3%
        4.38% due 9/15/12..........................    495,000       506,121
        5.00% due 07/01/2018.......................  1,373,395     1,413,252
        5.00% due 08/01/2018.......................  1,401,386     1,442,055
        5.00% due 01/01/2033.......................  1,956,625     1,967,208
        5.50% due 11/01/2017.......................    905,295       944,126
        5.50% due 12/01/2033.......................  5,750,001     5,894,631
        6.00% due 6/01/17..........................    750,000       790,498
        6.50% due 09/01/2010.......................    344,888       367,571
        6.50% due 09/01/2032....................... $3,400,000  $  3,572,110
        6.63% due 11/15/30.........................    995,000     1,186,700
                                                                 -----------
                                                                  18,084,272
                                                                 -----------
      Government National Mortgage
       Association -- 1.3%
        5.50% due 05/15/2033.......................    960,757       989,111
        5.50% due 09/15/2033.......................    545,619       561,721
        5.50% due 12/15/2033.......................    388,524       399,990
        5.50% due 12/15/2033.......................    614,918       633,066
        7.50% due 01/15/2032.......................    596,016       641,017
        7.50% due 04/15/2032.......................      4,044         4,349
                                                                 -----------
                                                                   3,229,254
                                                                 -----------
      Other -- 0.4%
        Resolution Funding Corp. Strip
         zero coupon due 04/15/09..................  1,000,000       857,256
                                                                 -----------
      Total U.S. Government Agencies
         (cost $39,253,472)........................               39,569,845
                                                                 -----------
      Total Investment Securities -- 99.8%
         (cost $232,746,988).......................              246,610,302
                                                                 -----------
      TOTAL INVESTMENTS --
         (cost $232,746,988) (See Note 6)                 99.8%  246,610,302
      Other assets less liabilities................        0.2       481,659
                                                     ---------  ------------
      NET ASSETS --                                     100.00% $247,091,961
                                                     =========  ============

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate value of these securities was $3,345,492 representing 1.4% of net assets.
(1) The security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2004.
(2) The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited)

                                                                       Value
                  Security Description                  Shares        (Note 3)
   ----------------------------------------------------------------------------
   COMMON STOCK -- 98.1%
   Australia -- 3.2%
     BHP Billiton, Ltd. (Materials)...................   142,400    $ 1,331,802
     News Corp., Ltd. Sponsored ADR (Information &
      Entertainment)..................................    39,400      1,417,612
                                                                    -----------
                                                                      2,749,414
                                                                    -----------
   Belgium -- 1.1%
     Solvay SA (Materials)............................    11,930        959,088
                                                                    -----------
   Denmark -- 2.1%
     Danske Bank A/S (Finance)........................    81,770      1,849,695
                                                                    -----------
   France -- 5.6%
     BNP Paribas SA (Finance).........................    38,370      2,345,582
     Technip SA (Energy)..............................    18,670      2,524,511
                                                                    -----------
                                                                      4,870,093
                                                                    -----------
   Germany -- 8.5%
     Allianz AG (Finance).............................    14,760      1,607,716
     Deutsche Telekom AG (Information Technology).....    51,360        923,023
     E.ON AG (Utilities)..............................    23,000      1,515,420
     SAP AG (Information Technology)..................     8,640      1,366,356
     Siemens AG (Industrial & Commercial).............    25,500      1,882,947
                                                                    -----------
                                                                      7,295,462
                                                                    -----------
   Greece -- 1.7%
     Alpha Bank A.E. (Finance)........................    47,300      1,454,751
                                                                    -----------
   Hong Kong -- 0.0%
     Peregrine Investments Holdings, Ltd.
      (Finance)+(1)...................................    91,000              0
                                                                    -----------
   India -- 1.1%
     Reliance Industries, Ltd. GDR (Materials)*.......    34,300        983,381
                                                                    -----------
   Indonesia -- 1.2%
     PT Astra International Tbk (Consumer
      Discretionary).................................. 1,686,000      1,053,319
                                                                    -----------
   Ireland -- 2.1%
     Depfa Bank, PLC (Finance)........................    11,410      1,795,295
                                                                    -----------
   Israel -- 2.1%
     Teva Pharmaceutical Industries, Ltd. Sp. ADR
      (Health Care)...................................    29,100      1,845,231
                                                                    -----------
   Italy -- 1.9%
     Fondiaria - SAI SpA (Finance)....................    68,370      1,609,440
                                                                    -----------
   Japan -- 23.3%
     Asahi Breweries, Ltd. (Consumer Staples).........   129,600      1,501,437
     Chugai Pharmaceutical Co., Ltd. (Health Care)....    80,600      1,281,121
     Fast Retailing Co. (Consumer Discretionary)......    29,500      2,409,608
     Hirose Electric Co., Ltd. (Information
      Technology).....................................    14,000      1,554,734
     Millea Holdings, Inc. (Finance)..................        54        839,660
     Mitsubishi Corp. (Industrial & Commercial).......    54,000        637,520
     Mitsui O.S.K. Lines, Ltd. (Industrial &
      Commercial).....................................   288,000      1,481,672
     Nomura Holdings, Inc. (Finance)..................    39,000        709,363
     Obayashi Corp. (Industrial & Commercial).........   185,000      1,010,366
     Osaka Gas Co., Ltd. (Utilities)..................   233,000        695,523
     Sony Corp. (Information & Entertainment).........    58,000      2,427,221
     Sumitomo Mitsui Financial Group, Inc.
      (Finance).......................................       278      2,054,615
     Toyota Motor Corp. (Consumer Discretionary)......    28,500    $ 1,061,381
     Trend Micro, Inc. (Information Technology).......    22,000        760,186
     Yaskawa Electric Corp. (Industrial &
      Commercial).....................................   203,000      1,683,467
                                                                    -----------
                                                                     20,107,874
                                                                    -----------
   Korea -- 2.4%
     Cheil Communications, Inc. (Information &
      Entertainment)..................................     6,700      1,084,085
     Samsung Electronics Co., Ltd. (Information
      Technology).....................................     1,900        947,970
                                                                    -----------
                                                                      2,032,055
                                                                    -----------
   Malaysia -- 1.3%
     Telekom Malaysia Berhad (Information
      Technology).....................................   406,100      1,100,745
                                                                    -----------
   Mexico -- 1.9%
     America Movil SA de CV ADR (Information
      Technology).....................................    17,500        676,375
     Grupo Modelo SA de CV (Consumer Staples).........   349,700        951,324
                                                                    -----------
                                                                      1,627,699
                                                                    -----------
   Norway -- 4.8%
     Statoil ASA (Energy).............................   336,350      4,106,793
                                                                    -----------
   Singapore -- 2.3%
     Hi-P International, Ltd. (Industrial &
      Commercial)..................................... 2,121,000      1,558,255
     Singapore Telecommunications, Ltd. (Information
      Technology).....................................   301,000        418,904
                                                                    -----------
                                                                      1,977,159
                                                                    -----------
   South Africa -- 0.7%
     Naspers, Ltd. (Information & Entertainment)......    82,993        578,853
                                                                    -----------
   Spain -- 2.6%
     Fomento de Construcciones y Contratas SA
      (Industrial & Commercial).......................    31,530      1,146,082
     Iberdrola SA (Utilities).........................    51,400      1,061,482
                                                                    -----------
                                                                      2,207,564
                                                                    -----------
   Sweden -- 2.9%
     Volvo AB--Class B (Consumer Discretionary).......    76,440      2,516,606
                                                                    -----------
   Switzerland -- 4.5%
     Nestle SA (Consumer Staples).....................     5,970      1,521,649
     UBS AG (Finance).................................    31,570      2,344,239
                                                                    -----------
                                                                      3,865,888
                                                                    -----------
   United Kingdom -- 19.5%
     Amdocs, Ltd. (Information Technology)+...........    18,100        502,999
     AstraZeneca, PLC (Health Care)...................    49,260      2,287,368
     British Sky Broadcasting Group, PLC (Information
      & Entertainment)................................    84,370      1,053,567
     Burberry Group, PLC (Consumer
      Discretionary)..................................   351,220      2,306,044
     Enterprise Inns, PLC (Information &
      Entertainment)..................................   148,980      1,676,674
     LogicaCMG, PLC (Information &
      Entertainment)..................................   177,500        837,118
     Prudential, PLC (Finance)........................   208,360      1,716,057

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                                     Value
                  Security Description                Shares        (Note 3)
    --------------------------------------------------------------------------
    COMMON STOCK (continued)
    United Kingdom (continued)
      Reuters Group, PLC (Information &
       Entertainment).................................   212,610   $  1,514,325
      Tesco, PLC (Consumer Discretionary).............   506,200      2,289,496
      Vodafone Group, PLC Sp. ADR (Information
       Technology)....................................    61,640      1,473,196
      WPP Group, PLC (Information &
       Entertainment).................................   116,570      1,181,050
                                                                   ------------
                                                                     16,837,894
                                                                   ------------
    United States -- 1.3%
      Synthes-Stratec, Inc. (Health Care).............     1,140      1,168,562
                                                                   ------------
    Total Common Stock
       (cost $75,960,864).............................               84,592,861
                                                                   ------------
    PREFERRED STOCK -- 0.9%
    Brazil -- 0.9%
      Caemi Mineracao e Metalurgica SA (Materials)
       (cost $546,999)................................ 1,700,000        801,307
                                                                   ------------
    Total Investment Securities -- 99.0%
       (cost $76,507,863).............................               85,394,168
                                                                   ------------
    REPURCHASE AGREEMENTS -- 0.5%
      Agreement with State Street Bank & Trust Co.,
       bearing interest at 0.35%, dated 03/31/04, to
       be repurchased 04/01/04 in the amount of
       $449,004 and collateralized by $449,000 of
       United States Treasury Bonds, bearing interest
       at 6.13% due 11/15/27 and having an
       approximate value of $462,963
       (cost $449,000)................................ $ 449,000   $    449,000
                                                                   ------------
    Total Investments
       (cost $76,956,863) (See Note 6)................      99.5%    85,843,168
    Other assets less liabilities.....................       0.5        405,223
                                                        --------   ------------
    NET ASSETS --                                         100.00%  $ 86,248,391
                                                        ========   ============

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate value of these securities was $983,381 representing 1.1% of net assets.
(1)  Fair Valued Security. See Note 3
ADR --American Depository Receipt
GDR --Global Depository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited)


                                                              Value
               Security Description                  Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 71.6%
        Aerospace & Military Technology -- 2.2%
          Honeywell International, Inc.....          82,100 $ 2,779,085
          Rockwell Collins, Inc............          45,200   1,428,772
                                                            -----------
                                                              4,207,857
                                                            -----------
        Apparel & Textiles -- 0.2%
          V. F. Corp...............................   6,900     322,230
                                                            -----------
        Automotive -- 0.9%
          Genuine Parts Co.........................  53,300   1,743,976
                                                            -----------
        Banks -- 8.5%
          Bank of America Corp.....................  59,000   4,777,820
          BB&T Corp................................  12,450     439,485
          Commerce Bancshares, Inc.................  43,239   2,062,933
          Mercantile Bankshares Corp...............  51,500   2,212,955
          SunTrust Banks, Inc......................  28,700   2,000,677
          UMB Financial Corp.......................  39,930   2,024,451
          United Bankshares, Inc...................  16,400     500,200
          Washington Federal, Inc..................  40,198   1,026,255
          Whitney Holding Corp.....................  27,700   1,156,198
                                                            -----------
                                                             16,200,974
                                                            -----------
        Business Services -- 0.3%
          Waste Management, Inc....................  16,600     500,988
                                                            -----------
        Chemicals -- 1.6%
          Air Products and Chemicals, Inc..........  45,826   2,296,799
          du Pont (E.I.) de Nemours & Co...........  17,400     734,628
                                                            -----------
                                                              3,031,427
                                                            -----------
        Computers & Business Equipment -- 0.7%
          Pitney Bowes, Inc........................  31,900   1,359,259
                                                            -----------
        Conglomerate -- 0.4%
          Olin Corp................................  41,478     740,382
                                                            -----------
        Computer Software -- 0.9%
          Microsoft Corp...........................  65,300   1,630,541
                                                            -----------
        Electric Utilities -- 1.5%
          Ameren Corp..............................  34,896   1,608,357
          IDACORP, Inc.............................  44,100   1,318,590
                                                            -----------
                                                              2,926,947
                                                            -----------
        Electrical Equipment -- 1.2%
          Hubbell, Inc., Class B...................  54,627   2,192,182
                                                            -----------
        Electronics -- 2.5%
          Emerson Electric Co......................  80,200   4,805,584
                                                            -----------
        Energy Services -- 0.6%
          Weststar Energy, Inc.....................  56,002   1,173,802
                                                            -----------
        Energy Sources -- 11.2%
          BP, PLC.................................. 112,100   5,739,520
          Exxon Mobil Corp......................... 195,200   8,118,368
          Nicor, Inc...............................  21,600     760,968
          Royal Dutch Petroleum Co................. 144,042   6,853,518
                                                            -----------
                                                             21,472,374
                                                            -----------
        Entertainment Products -- 0.6%
          Mattel, Inc..............................  63,600   1,172,784
                                                            -----------
        Financial Services -- 1.6%
          A.G. Edwards, Inc........................  37,126 $ 1,452,369
          Freddie Mac..............................  26,500   1,565,090
                                                            -----------
                                                              3,017,459
                                                            -----------
        Food, Beverage & Tobacco -- 4.5%
          Archer-Daniels-Midland Co................  22,100     372,827
          Campbell Soup Co.........................  17,200     469,044
          ConAgra, Inc.............................  33,400     899,796
          H.J. Heinz Co............................  61,700   2,300,793
          Kellogg Co...............................  41,200   1,616,688
          Kraft Foods, Inc., Class A...............  36,900   1,181,169
          Unilever NV..............................  12,700     881,888
          UST, Inc.................................  21,583     779,146
                                                            -----------
                                                              8,501,351
                                                            -----------
        Forest Products -- 3.5%
          Bemis Co., Inc........................... 102,300   2,659,800
          Rayonier, Inc............................  64,271   2,809,285
          Sonoco Products Co.......................  46,700   1,133,876
                                                            -----------
                                                              6,602,961
                                                            -----------
        Gas & Pipeline Utilities -- 4.8%
          AGL Resources, Inc.......................  73,747   2,140,138
          Cascade Natural Gas Corp.................  32,085     699,132
          Piedmont Natural Gas Co., Inc............  65,148   2,750,549
          WGL Holdings, Inc........................ 121,700   3,663,170
                                                            -----------
                                                              9,252,989
                                                            -----------
        Household Products -- 3.6%
          Clorox Co................................  29,700   1,452,627
          International Flavors & Fragrances, Inc..  20,600     731,300
          Kimberly-Clark Corp......................  75,500   4,764,050
                                                            -----------
                                                              6,947,977
                                                            -----------
        Housing & Household Durables -- 1.0%
          Hunter Douglas NV........................   9,595     483,699
          Stanley Works............................   7,400     315,832
          Whirlpool Corp...........................  15,300   1,053,711
                                                            -----------
                                                              1,853,242
                                                            -----------
        Insurance -- 5.6%
          Allstate Corp............................  57,800   2,627,588
          CNA Surety Corp.+........................  76,826     848,927
          Jefferson-Pilot Corp.....................  29,900   1,644,799
          Kansas City Life Insurance Co............   6,810     291,400
          Marsh & McLennan Cos., Inc............... 116,100   5,375,430
                                                            -----------
                                                             10,788,144
                                                            -----------
        Machinery -- 1.7%
          Nordson Corp.............................   6,525     244,426
          Snap-On Tools, Inc.......................  94,200   3,046,428
                                                            -----------
                                                              3,290,854
                                                            -----------
        Medical Products -- 1.5%
          Abbott Laboratories......................  71,600   2,942,760
                                                            -----------
        Metals & Minerals -- 0.8%
          Vulcan Materials Co......................  33,579   1,592,988
                                                            -----------

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                                Value
                  Security Description               Shares    (Note 3)
      ------------------------------------------------------------------
      COMMON STOCK (continued)
      Pharmaceuticals -- 3.1%
        Bristol-Myers Squibb Co..................... 160,400 $  3,886,492
        Merck & Co., Inc............................  42,000    1,855,980
        Schering-Plough Corp........................  10,700      173,554
                                                             ------------
                                                                5,916,026
                                                             ------------
      Real Estate Investment Trusts -- 0.4%
        Sun Communities, Inc........................  18,700      800,734
                                                             ------------
      Retail -- 1.8%
        Limited Brands.............................. 175,200    3,504,000
                                                             ------------
      Telecommunications -- 3.4%
        CenturyTel, Inc.(1).........................  39,400      944,812
        SBC Communications, Inc.....................  74,931    1,838,807
        Verizon Communications, Inc................. 100,800    3,683,232
                                                             ------------
                                                                6,466,851
                                                             ------------
      Transportation -- 1.0%
        Burlington Northern Santa Fe Corp...........  62,600    1,971,900
                                                             ------------
      Total Common Stock
         (cost $124,370,097)........................          136,931,543
                                                             ------------
      PREFERRED STOCK -- 12.3%
      Aerospace & Military Technology -- 2.4%
        Northrup Grumman Corp.,
         Series B
         7.00% (Convertible)........................   7,100      910,575
        Raytheon Co.
         8.25% (Convertible)(1).....................  74,000    3,770,300
                                                             ------------
                                                                4,680,875
                                                             ------------
      Computers & Business Equipment -- 0.4%
        Goldman Sachs Group, Inc., MTN,
         11.50% (Convertible to Seagate Technology,
         Inc.)......................................  41,300      673,603
                                                             ------------
      Electric Utilities -- 4.1%
        Ameren Corp.
         9.75% (Convertible)(1)..................... 154,000    4,304,300
        FPL Group, Inc.
         8.00% (Convertible)(1).....................  62,400    3,618,576
                                                             ------------
                                                                7,922,876
                                                             ------------
      Energy Equipment -- 0.4%
        Goldman Sachs Group, Inc., MTN,
         6.13% (Convertible to Cooper Cameron
         Corp.).....................................  16,000      704,160
                                                             ------------
      Energy Sources -- 1.1%
        Unocal Capital Trust
         6.25% (Convertible)........................  41,400    2,194,200
                                                             ------------
      Financial Services -- 0.9%
        Citigroup Capital IX 6.00%..................  37,100      956,067
        Newell Financial Trust I
         5.25% (Convertible)........................  14,200      669,175
                                                             ------------
                                                                1,625,242
                                                             ------------
      Food, Beverage & Tobacco -- 0.5%
        Goldman Sachs Group, Inc., MTN,
         6.38% (Convertible to Kraft Foods, Inc.)...  31,500    1,009,260
                                                             ------------


                                                      Shares/
                                                     Principal    Value
                 Security Description                 Amount     (Note 3)
    -----------------------------------------------------------------------
    Forest Products -- 0.5%
      International Paper Capital Trust
       5.25% (Convertible)..........................     19,800 $   990,000
                                                                -----------
    Insurance -- 1.4%
      Chubb Corp.
       7.00% (Convertible)(1).......................     45,109   1,285,607
      Hartford Financial Services Group Inc.
       7.00% (Convertible)..........................     22,710   1,447,762
                                                                -----------
                                                                  2,733,369
                                                                -----------
    Leisure & Tourism -- 0.6%
      Goldman Sachs Group, Inc., MTN,
       6.63% (Convertible to Brinker International,
       Inc.)........................................     32,700   1,065,366
                                                                -----------
    Total Preferred Stock
       (cost $22,958,101)...........................             23,598,951
                                                                -----------
    CONVERTIBLE BONDS & NOTES -- 10.3%
    Broadcasting & Media -- 0.4%
      Valassis Communications, Inc.
       zero coupon due 6/06/21...................... $1,369,000     824,822
                                                                -----------
    Business Services -- 1.3%
      BISYS Group, Inc.
       4.00% due 3/15/06............................    800,000     804,000
      Goldman Sachs Group, Inc., MTN
       (Convertible into Waste Management, Inc.)
       2.50% due 5/09/10............................  1,652,000   1,691,152
      WMX Technologies
       2.00% due 1/24/05............................     38,000      36,374
                                                                -----------
                                                                  2,531,526
                                                                -----------
    Computers & Business Equipment -- 1.0%
      Hewlett-Packard Co.
       zero coupon due 10/14/17.....................  3,523,000   2,030,129
                                                                -----------
    Computer Software -- 0.4%
      DST Systems, Inc.
       3.63% due 8/15/23............................    598,000     715,358
                                                                -----------
    Energy Services -- 0.8%
      Schlumberger, Ltd.
       2.13% due 6/01/23............................  1,388,000   1,500,775
                                                                -----------
    Energy Sources -- 3.2%
      Devon Energy Corp.
       4.90% due 8/15/08............................  2,304,000   2,367,360
      Devon Energy Corp.
       4.95% due 8/15/08............................  3,627,000   3,726,742
                                                                -----------
                                                                  6,094,102
                                                                -----------
    Health Services -- 0.7%
      Lifepoint Hospitals, Inc.
       4.50% due 6/01/09............................  1,008,000   1,048,320
      Universal Health Services, Inc.
       zero coupon due 6/23/20......................    375,000     226,875
                                                                -----------
                                                                  1,275,195
                                                                -----------

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                  Principal     Value
                 Security Description              Amount      (Note 3)
      ------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES (continued)
      Housing & Household Durables -- 1.4%
        Goldman Sachs Group, Inc., MTN
         (Convertible into Whirlpool Corp.)
         3.00% due 6/11/13....................... $1,814,000   $  1,741,313
        Masco Corp.
         zero coupon due 7/20/31.................  1,870,000        867,213
                                                               ------------
                                                                  2,608,526
                                                               ------------
      Insurance -- 0.8%
        Loews Corp.
         3.13% due 9/15/07.......................  1,544,000      1,524,700
                                                               ------------
      Telecommunications -- 0.3%
        Commonwealth Telephone Enterprises, Inc.
         3.25% due 7/15/23*......................    485,000        503,794
                                                               ------------
      Total Convertible Bonds & Notes
         (cost $19,214,810)......................                19,608,927
                                                               ------------
      EXCHANGE TRADED FUNDS -- 4.8%
      Financial Services -- 4.8%
        SPDR Trust Co.
         (cost $8,716,397).......................     80,600      9,120,696
                                                               ------------
      OPTIONS PURCHASED -- 0.0%
      Banks -- 0.0%
        Bank of America Corp./August 2004/$80
         (cost $117,990).........................     23,000         80,500
                                                               ------------
      Total Investment Securities -- 99.0%
         (cost $175,377,395).....................               189,340,617
                                                               ------------
      REPURCHASE AGREEMENTS -- 1.0%
        Agreement with State Street Bank
         & Trust Co., bearing interest at
         0.35%, dated 03/31/04, to be
         repurchased 04/01/04 in the
         amount of $1,930,019 and
         collateralized by $1,640,000 of
         United States Treasury Bonds,
         bearing interest at 6.13% due
         11/15/27 and having an
         approximate value of $1,972,100
         (cost $1,930,000)....................... $1,930,000   $  1,930,000
                                                               ------------
      TOTAL INVESTMENTS --
         (cost $177,307,395) (See Note 6)              100.0%   191,270,617
      Liabilities in excess of other assets......        0.0        (84,012)
                                                  ----------   ------------
      NET ASSETS --                                    100.0%  $191,186,605
                                                  ==========   ============

--------
+  Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate value of these securities was $503,794 representing 0.3% of net assets.
(1)Consists of more than one class of securities traded together as a unit.

             Open Forward Foreign Currency Contracts
             ----------------------------------------------------

                                                        Gross
              Contract to   In Exchange   Delivery    Unrealized
                Deliver         For         Date    (Depreciation)
             ------------- ------------- ---------- --------------
             EUR 6,622,849 USD 8,040,650 04/30/2004   $ (93,747)
             GBP 3,087,816 USD 5,605,357 04/30/2004     (62,386)
                                                      ---------
                                                      $(156,133)
                                                      =========

--------
EUR -- Euro
GBP -- BritishPound
USD -- UnitedStates Dollar

See Notes to Financial Statements

        SunAmerica Biotech/Health Funds
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited)

                                                            Value
                   Security Description           Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 88.1%
          Biomedical -- 5.4%
            Affymetrix, Inc.+....................  60,000 $ 2,025,000
            Keryx Biopharmaceuticals, Inc.+......  50,000     764,000
                                                          -----------
                                                            2,789,000
                                                          -----------
          Biotechnology -- 6.9%
            Alkermes, Inc.+......................  75,000   1,199,250
            Biomarin Pharmaceutical, Inc.+....... 100,000     752,000
            Medicines Co.+@......................  50,000   1,610,500
                                                          -----------
                                                            3,561,750
                                                          -----------
          Distribution -- 8.1%
            Caremark Rx, Inc.+...................  60,000   1,995,000
            Merck & Co., Inc.@...................  50,000   2,209,500
                                                          -----------
                                                            4,204,500
                                                          -----------
          Genomics -- 9.2%
            Invitrogen Corp.+....................  40,000   2,867,600
            Protein Design Labs, Inc.+...........  80,000   1,905,600
                                                          -----------
                                                            4,773,200
                                                          -----------
          Health Maintenance Organization -- 7.0%
            Anthem, Inc.+........................  30,000   2,719,200
            Centene Corp.+.......................  30,000     917,700
                                                          -----------
                                                            3,636,900
                                                          -----------
          Health Services -- 3.6%
            Manor Care, Inc.@....................  50,000   1,764,500
            Medco Health Solutions, Inc.+........   2,412      82,008
                                                          -----------
                                                            1,846,508
                                                          -----------
          Medical Devices -- 3.8%
            Integra LifeSciences Holdings........  65,000   1,990,300
                                                          -----------
          Medical Drugs -- 12.5%
            Celgene Corp.+@......................  50,000   2,382,500
            Cephalon, Inc.+......................  50,000   2,865,500
            Pozen, Inc.+.........................  25,000     345,500
            Watson Pharmaceuticals, Inc.+........  20,000     855,800
                                                          -----------
                                                            6,449,300
                                                          -----------
          Medical Information Systems -- 1.7%
            Covance, Inc.+.......................  25,000     861,000
                                                          -----------
          Medical Products -- 0.8%
            Encore Medical Corp.+................  50,000     400,500
                                                          -----------
          Pharmaceuticals -- 22.5%
            Allergan, Inc........................  30,000   2,524,800
            Eon Labs, Inc.+@.....................  30,000   2,012,400
            Express Scripts, Inc.+...............  20,000   1,491,800
            Onyx Pharmaceuticals, Inc.+..........  20,000     809,200

                                                   Shares/
                                                  Principal     Value
                 Security Description              Amount      (Note 3)
      -------------------------------------------------------------------
      Pharmaceuticals (continued)
        Pfizer, Inc.@...........................     60,000  $ 2,103,000
        Praecis Pharmaceuticals, Inc.+..........     90,000      531,900
        Tanox, Inc.+............................    100,000    1,489,000
        Vicuron Phamaceuticals, Inc.+...........     30,000      682,500
                                                             -----------
                                                              11,644,600
                                                             -----------
      Therapeutics -- 6.6%
        Abgenix, Inc.+..........................    100,000    1,329,000
        Cypress Bioscience, Inc.+...............     60,000      685,200
        Discovery Laboratories, Inc.+...........     50,000      609,500
        Dyax Corp.+.............................     75,000      771,750
                                                             -----------
                                                               3,395,450
                                                             -----------
      Total Investment Securities -- 88.1%
         (cost $36,659,862).....................              45,553,008
                                                             -----------
      REPURCHASE AGREEMENTS -- 13.1%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement
         (See Note 3)@
         (cost $6,764,000)......................  6,764,000    6,764,000
                                                             -----------
      TOTAL INVESTMENTS --
        (cost $43,423,862) (See Note 6).........      101.2%  52,317,008
      Liabilities in excess of other assets.....       (1.2)    (602,463)
                                                 ----------  -----------
      NET ASSETS --                                  100.00% $51,714,545
                                                 ==========  ===========
      COMMON STOCK-SHORT POSITIONS -- (7.7%)
      Biotechnology -- (0.8%)
        Diversa Corp............................ $  (50,000)    (443,000)
                                                             -----------
      Genomics -- (1.9%)
        Genencor International, Inc.............    (27,000)    (359,370)
        Human Genome Sciences, Inc..............    (50,000)    (626,500)
                                                             -----------
                                                                (985,870)
                                                             -----------
      Medical Drugs -- (1.5%)
        OSI Pharmaceuticals, Inc................    (20,000)    (768,000)
                                                             -----------
      Pharmaceuticals -- (1.5%)
        Bradley Pharmaceuticals, Inc............    (30,000)    (755,400)
                                                             -----------
      Therapeutics -- (2.0%)
        Imclone Systems, Inc....................    (20,000)  (1,017,200)
                                                             -----------
      Total Common Stock-Short Positions -- 7.7%
        (proceeds $(3,835,983)).................             $(3,969,470)
                                                             -----------

--------
+  Non-income producing securities
@  Collateral for securities sold short

See Notes to Financial Statements

        Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited)


                                                            Value
                   Security Description            Shares  (Note 3)
          ----------------------------------------------------------
          COMMON STOCK -- 99.1%
          Aerospace & Military Technology -- 2.5%
            Raytheon Co........................... 17,000 $  532,780
            United Technologies Corp.............. 11,000    949,300
                                                          ----------
                                                           1,482,080
                                                          ----------
          Apparel & Textiles -- 0.7%
            Jones Apparel Group, Inc.............. 12,000    433,800
                                                          ----------
          Banks -- 4.4%
            Bank of America Corp..................  8,000    647,840
            Bank of New York Co., Inc............. 20,000    630,000
            FleetBoston Financial Corp............ 10,000    449,000
            U.S. Bancorp.......................... 31,831    880,127
                                                          ----------
                                                           2,606,967
                                                          ----------
          Broadcasting & Media -- 4.2%
            E.W. Scripps Co., Class A.............  5,000    505,550
            Gannett Co., Inc......................  7,000    616,980
            News Corp., Ltd. Sponsored ADR........ 12,600    453,348
            Viacom, Inc., Class B................. 23,000    901,830
                                                          ----------
                                                           2,477,708
                                                          ----------
          Business Services -- 1.0%
            Accenture, Ltd., Class A+............. 23,000    570,400
                                                          ----------
          Chemicals -- 0.8%
            Air Products & Chemicals, Inc.........  9,000    451,080
                                                          ----------
          Communication Equipment -- 0.2%
            Juniper Networks, Inc.+...............  5,000    130,050
                                                          ----------
          Computer Software -- 4.4%
            Microsoft Corp........................ 69,200  1,727,924
            Oracle Corp.+......................... 30,000    360,300
            SunGard Data Systems, Inc.+........... 20,000    548,000
                                                          ----------
                                                           2,636,224
                                                          ----------
          Computers & Business Equipment -- 4.9%
            Dell, Inc.+........................... 19,000    638,780
            Intel Corp............................ 43,700  1,188,640
            International Business Machines Corp.. 11,800  1,083,712
                                                          ----------
                                                           2,911,132
                                                          ----------
          Conglomerate -- 5.3%
            General Electric Co................... 64,800  1,977,696
            Tyco International, Ltd............... 40,500  1,160,325
                                                          ----------
                                                           3,138,021
                                                          ----------
          Electronics -- 3.1%
            Altera Corp.+......................... 15,000    306,750
            Analog Devices, Inc...................  5,000    240,050
            Applied Materials, Inc.+.............. 12,000    256,560
            Johnson Controls, Inc................. 17,600  1,041,040
                                                          ----------
                                                           1,844,400
                                                          ----------
          Energy Services -- 1.3%
            Baker Hughes, Inc..................... 21,000    766,080
                                                          ----------
          Energy Sources -- 6.5%
            Anadarko Petroleum Corp...............  8,000    414,880
            ChevronTexaco Corp.................... 17,500  1,536,150
            ConocoPhillips........................  9,000    628,290
            Exxon Mobil Corp...................... 30,120  1,252,691
                                                          ----------
                                                           3,832,011
                                                          ----------
          Financial Services -- 11.1%
            Capital One Financial Corp............  5,500 $  414,865
            CIT Group, Inc........................  6,000    228,300
            Citigroup, Inc........................ 48,333  2,498,816
            Freddie Mac........................... 20,000  1,181,200
            Goldman Sachs Group, Inc..............  6,002    626,309
            Morgan Stanley........................ 11,500    658,950
            Washington Mutual, Inc................ 13,350    570,178
            Wells Fargo & Co......................  7,000    396,690
                                                          ----------
                                                           6,575,308
                                                          ----------
          Food, Beverage & Tobacco -- 4.0%
            Altria Group, Inc..................... 17,800    969,210
            Coca-Cola Co.......................... 17,400    875,220
            PepsiCo, Inc..........................  9,300    500,805
                                                          ----------
                                                           2,345,235
                                                          ----------
          Forest Products -- 1.2%
            Temple-Inland, Inc.................... 11,400    722,076
                                                          ----------
          Household Products -- 4.4%
            Colgate-Palmolive Co..................  8,000    440,800
            Gillette Co........................... 19,200    750,720
            Procter & Gamble Co...................13,300   1,394,904
                                                          ----------
                                                           2,586,424
                                                          ----------
          Insurance -- 5.7%
            Allstate Corp.........................  8,000    363,680
            Ambac Financial Group, Inc............ 15,400  1,136,212
            American International Group, Inc.#... 11,580    826,233
            RenaissanceRe Holdings, Ltd........... 10,000    520,000
            Torchmark Corp........................  5,000    268,950
            Willis Group Holdings, Ltd............  7,000    260,400
                                                          ----------
                                                           3,375,475
                                                          ----------
          Machinery -- 2.9%
            Cooper Industries, Ltd., Class A......  7,000    400,260
            Danaher Corp..........................  5,500    513,535
            Deere & Co............................ 11,400    790,134
                                                          ----------
                                                           1,703,929
                                                          ----------
          Medical Products -- 3.5%
            Guidant Corp.......................... 16,500  1,045,605
            Johnson & Johnson..................... 20,444  1,036,920
                                                          ----------
                                                           2,082,525
                                                          ----------
          Metals & Mining -- 1.1%
            Alcoa, Inc............................ 18,928    656,613
                                                          ----------
          Pharmaceuticals -- 7.8%
            Amgen, Inc.+.......................... 10,500    610,785
            Eli Lilly and Co...................... 15,400  1,030,260
            Gilead Sciences, Inc.+................  7,000    390,390
            Pfizer, Inc........................... 55,305  1,938,440
            Sepracor, Inc.+.......................  6,000    288,600
            Wyeth.................................  9,000    337,950
                                                          ----------
                                                           4,596,425
                                                          ----------
          Restaurants -- 0.6%
            Yum! Brands, Inc.+....................  9,000    341,910
                                                          ----------

        Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2004 -- (unaudited) (continued)


                                                      Value
             Security Description            Shares  (Note 3)
    ----------------------------------------------------------
    COMMON STOCK (continued)
    Retail Stores -- 7.2%
      Home Depot, Inc.................................   24,550  $   917,188
      Target Corp.....................................   19,700      887,288
      TJX Cos, Inc....................................   28,500      699,960
      Wal-Mart Stores, Inc............................   29,800    1,778,762
                                                      ---------
                                                      4,283,198
                                                      ---------
    Telecommunications -- 7.2%
      Cisco Systems, Inc.+............................   69,400    1,632,288
      Comcast Corp., Class A+.........................   23,700      660,756
      Nextel Communications, Inc., Class A+...........    5,000      123,650
      QUALCOMM, Inc...................................    8,000      531,360
      SBC Communications, Inc.........................   14,400      353,376
      Verizon Communications, Inc.....................   26,730      976,714
                                                      ---------
                                                      4,278,144
                                                      ---------
    Transportation -- 1.0%
      Union Pacific Corp..............................   10,000      598,200
                                                      ---------

    Utilities -- 2.1%
      Dominion Resources, Inc.........................    9,000  $   578,700
      Pinnacle West Capital Corp......................   17,000      668,950
                                                                 -----------
                                                                   1,247,650
                                                                 -----------
    Total Investment Securities -- 99.1%
       (cost $59,203,236).............................            58,673,065
                                                                 -----------
    SHORT-TERM INVESTMENTS -- 0.3%
      Time Deposit with State Street Bank & Trust Co.
       0.05% due 04/01/04
       (cost $168,000)................................  168,000      168,000
                                                                 -----------
    TOTAL INVESTMENTS --
       (cost $59,371,236) (See Note 6)................     99.4%  58,841,065
      Other assets less liabilities...................      0.6      379,426
                                                      ---------  -----------
    NET ASSETS --                                        100.00% $59,220,491
                                                      =========  ===========

--------
 +   Non-Income producing security
 #   Security represents an investment in an affiliated company -- See Note 9
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act 1940, as amended, (the "1940 Act") as an open-end diversified management investment company and is organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Biotech/Health Fund ("Biotech/Health Fund"), and Tax Managed Equity Fund ("Tax Managed Equity Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation, issued by large-cap companies. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation, by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation, by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income, by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal, through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion, and partly in high-quality bonds.

   International Equity Fund seeks capital appreciation, by investing in equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Value Fund seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Biotech/Health Fund seeks long-term growth of capital through active trading of equity securities of companies principally engaged in biotechnology or healthcare, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   Tax Managed Equity Fund seeks high total return while minimizing the impact of capital gains through active trading of equity securities of large and medium-sized U.S. companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in equity securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004 Class II shares were redesignated to Class C shares.

   Class I, Class X and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs. As of August 1, 2003, Class Z shares of the New Century Fund and the Growth and Income Fund are no longer being offered for sale. Effective February 23, 2004, Class I shares of the New Century Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, Class Z and Class X.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

Note 2. Fund Mergers

   Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA Funds") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Mutual Fund ("SA Funds"). The details of the reorganization transaction, which was consummated on November 16, 2001, are set forth below.

   The Balanced Assets Fund, the Blue Chip Growth Fund, the Growth Opportunities Fund, and Growth and Income Fund acquired all of the assets and liabilities of the North American Balanced Fund, the North American Large Cap Growth Fund, the North American Mid Cap Growth Fund and the North American Growth & Income Fund, respectively. In conjunction with the reorganizations, the SA Funds are the surviving entities.

   The SunAmerica Style Select Series, Inc. International Equity Portfolio, ("SA International Equity Portfolio") was reorganized into the SunAmerica International Equity Fund ("International Equity Fund"), a newly created portfolio of the SunAmerica Equity Funds. The International Equity Fund acquired all of the assets and liabilities of the North American Global Equity Fund ("NA Global Equity Fund"), the North American International Equity Fund ("NA International Equity Fund") and the North American International Small Cap Fund ("NA International Small Cap Fund"). In conjunction with the reorganization, the SA International Equity Portfolio is the surviving entity. However, based on accounting principles generally accepted in the United States of America, from a financial reporting standpoint, the SunAmerica Style Select Series, Inc. (subsequently renamed SunAmerica Focused Series, Inc., on January 30, 2004) International Equity Portfolio is the surviving entity in this reorganization.

   The Value Fund (formerly, Multi-Cap Value Portfolio) acquired all of the assets and liabilities of the North American Mid Cap Value Fund. In conjunction with the reorganization, the Value Fund is the surviving entity.

   All shares of the NA Funds Class A, Class B, Class C and Class I were exchanged, tax free, for shares of the surviving SA Funds Class A, Class B, Class II (subsequently renamed Class C on February 20, 2004) and Class I shares, respectively.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


   Pursuant to a plan of reorganization approved by the shareholders of certain SunAmerica Focused Series, Inc. Portfolios and certain SunAmerica Strategic Series, Inc. Funds on January 30, 2004, all the Investment assets and liabilities of the determined SunAmerica Focused Series, Inc. Portfolios and the determined SunAmerica Strategic Series, Inc. Funds were transferred in a tax-free exchange to a determined SunAmerica Equity Funds. The details of the reorganization transactions, which was consummated on February 23, 2004, are set forth below.

   The SunAmerica Focused Series, Inc. Value Portfolio, the SunAmerica Strategic Investment Series, Inc. Biotech/Health Fund and the SunAmerica Strategic Investment Series, Inc. Tax Managed Equity Fund were reorganized into the newly created SunAmerica Value Fund, Biotech/Health Fund and Tax Managed Equity Fund in the SunAmerica Equity Funds. In addition, The SunAmerica Equity Funds Focused Dividend Strategy Portfolio was reorganized into the newly created Focused Dividend Strategy Portfolio in the SunAmerica Focused Series, Inc.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available, or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

   Repurchase Agreements: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated investment companies. The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


   As of March 31, 2004, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                   Percentage Principal
Fund                                                Interest   Amount
----                                               ---------- ----------
Blue Chip Growth..................................    1.16%   $  836,000
Growth Opportunities..............................    2.39     1,721,000
New Century.......................................    8.00     5,762,000
Growth and Income.................................    0.20       144,000
Biotech/Health....................................    9.39     6,764,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated March 31, 2004, bearing interest at a rate of 0.92% per annum, with a principal amount of $72,011,000, a repurchase price of $72,012,840 and a maturity date of April 1, 2004. The repurchase agreement is collateralized by the following:

                          Interest Rate/ Maturity  Principal
Type of Collateral        Discount Yield   Date     Amount    Market Value
------------------        -------------- -------- ----------- ------------
U.S. Treasury Bills......      0.92%     05/06/04 $20,430,000 $20,404,463
U.S. Treasury Bills......      0.93      06/10/04  12,280,000  12,255,440
U.S. Treasury Notes......      6.88      05/15/06  17,995,000  20,403,523
U.S. Treasury Notes......      4.63      05/15/06  18,920,000  20,405,239

   In addition, at March 31, 2004, the following Funds held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                                                   Percentage Principal
                                                    Interest   Amount
                                                   ---------- ----------
Blue Chip Growth..................................    1.33%   $2,000,000
New Century.......................................    5.33     8,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Warburg, LLC, dated March 31, 2004, bearing interest at a rate of .99% per annum, with a principal amount of $150,000,000 a repurchase price of $150,004,125, and a maturity date of April 1, 2004. The repurchase agreement is collateralized by the following:

                                              Maturity   Principal
Type of Collateral             Interest Rate    Date      Amount     Market Value
------------------             ------------- ---------- ------------ ------------
U.S. Treasury Inflation Index
 Notes........................     3.00%     07/15/2012 $130,075,000 $153,003,320

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Funds. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income to their shareholders. Therefore, no federal income tax or excise tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: For the period ended March 31, 2004, the Balanced Assets Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Fund receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Fund may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the period ended March 31, 2004, $474 of broker rebates were reclassified to interest expense. As with other extensions of credit, should the borrower of the securities fail financially, the Fund may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. As of March 31, 2004, the Balanced Assets Fund did not have any securities on loan.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)

   the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. At March 31, 2004, there were no open future contracts.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call and put options written during the period ended March 31, 2004 for the New Century Fund are summarized as follows:

                                         Written Options
                                       -------------------
                                       Number of  Premiums
                                       Contracts  Received
                                       --------- ---------
Beginning of period..................       --   $      --
Written..............................   (1,718)   (377,174)
Closed...............................    1,718     404,023
Expired..............................       --          --
Exercised............................       --          --
Net realized gain on options closed..       --     (26,849)
                                        ------   ---------
End of period........................       --   $      --
                                        ======   =========

   Short Sales: The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)

   borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo for Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund and Balanced Assets Fund is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. The rate for the International Equity Fund is 1.00% of the Fund's average daily net assets. The annual rate for the Value Fund is 1.00% for the first $750 million, 0.95% for the next $750 million, and 0.90% for any amount exceeding 1.5 billion of the average daily net assets. The annual rate for the Biotech/Health Fund and the Tax Managed Equity Fund is 0.75% and 0.85%, respectively, of the average daily net assets. For the period ended March 31, 2004, SAAMCo earned fees in the amounts stated on the Statement of Operations. The International Equity Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives an annual fee of 0.47% of the average daily net assets of the Fund, which is paid by SAAMCo. The Value Fund is subadvised by American Century. American Century receives an annual fee of 0.46% of the average daily net assets of the Fund, which is paid by SAAMCo. The Tax Managed Equity Fund is subadvised by J.P. Morgan Fleming Asset Management, Inc. and receives an annual fee of 0.45% of the average daily net assets of the Fund, which is paid by SAAMCo.

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

                    Fund                            Percentage
                    ----                            ----------
                    Blue Chip Growth Class I.......    1.33%
                    Growth Opportunities Class I...    1.33
                    New Century Class I............    1.33
                    Growth and Income Class I......    1.33
                    Balanced Assets Class I........    1.33
                    International Equity Class A...    1.90
                    International Equity Class B...    2.55
                    International Equity Class C+..    2.55
                    International Equity Class I...    1.80
                    Value Class A..................    1.78
                    Value Class B..................    2.43
                    Value Class C+.................    2.43
                    Value Class I..................    1.68
                    Value Class Z..................    1.21
                    Biotech/Health Class A.........    1.55
                    Biotech/Health Class B.........    2.20
                    Biotech/Health Class C+........    2.20
                    Tax Managed Class A............    1.45
                    Tax Managed Class B............    2.10
                    Tax Managed Class C+...........    2.10

   + Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


   SAAMCo has voluntarily agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

                    Fund                          Percentage
                    ----                          ----------
                    Growth Opportunities Class X..   1.20%
                    New Century Class C+..........   2.14

   For the International Equity Fund, Value Fund, Biotech/Health Fund, and Tax Managed Fund, any waivers or reimbursements made by SAAMCo are subject to recoupment from the Funds within the following two years of such waivers or reimbursements, provided that the Funds are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

   For the period ending March 31, 2004, SAAMCo has agreed to reimburse expenses as follows:

Blue Chip Growth Class I.................................... $ 6,406
Growth Opportunities Class I................................   5,170
New Century Fund Class C+...................................   7,067
New Century Fund Class I....................................   5,223
Growth and Income Class I...................................   4,412
Balanced Assets Class I.....................................   4,637
International Equity Class A................................  25,160
International Equity Class B................................  25,107
International Equity Class C+...............................  14,874
International Equity Class I................................   5,775
Value Fund Class A..........................................   2,545
Value Fund Class I..........................................     432
Value Fund Class Z..........................................   8,520
Biotech/Health Class A......................................  14,207
Biotech/Health Class B......................................  16,553
Biotech/Health Class C+.....................................  12,709
Tax Managed Equity Class A..................................  15,195
Tax Managed Equity Class B..................................  22,506
Tax Managed Equity Class C+.................................  21,812

   For the period ended March 31, 2004, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                                               Other
                                                              Expenses
                                                             Reimbursed
                                                             ----------
International Equity........................................  $     --
Value Fund..................................................        --
Biotech/Health..............................................        --
Tax Managed Equity..........................................        --

                                                               Class
                                                              Specific
                                                              Expenses
                                                             Reimbursed
                                                             ----------
International Equity Class A................................  $103,960
International Equity Class B................................    71,514
International Equity Class C+...............................    75,656
International Equity Class I................................    47,521
Value Fund Class A..........................................     4,479
Value Fund Class B..........................................        --
Value Fund Class C+.........................................     8,873
Value Fund Class I..........................................     8,981

   + Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


                                                               Class
                                                              Specific
                                                              Expenses
                                                             Reimbursed
                                                             ----------
Value Fund Class Z..........................................   48,563
Biotech/Health Class A......................................   85,551
Biotech/Health Class B......................................   91,275
Biotech/Health Class C+.....................................   80,115
Tax Managed Equity Class A..................................   86,042
Tax Managed Equity Class B..................................  120,045
Tax Managed Equity Class C+.................................  122,081

   For the period November 01, 2003 through March 31, 2004, the amounts repaid per the recoupment agreement to the Advisor which are included in the Investment advisory and management fees on the Statement of Operations are as follows:

                                                              Amount
                                                             Recouped
                                                             --------
Value Fund Class A..........................................  $8,465
Value Fund Class C+.........................................   2,151
Value Fund Class I..........................................     399

   + Effective February 23, 2004, Class II shares were redesignated to Class C shares.

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended March 31, 2004, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing additional shareholder services to Class I shareholders. For the period ended March 31, 2004, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A and Class C shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. Effective February 23, 2004, the front-end sales charge for Class C is no longer in effect. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended March 31, 2004, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


                                                     Class A                           Class B
                               ---------------------------------------------------- -------------
                                                                       Contingent    Contingent
                                Sales     Affiliated   Non-affiliated   Deferred      Deferred
                               Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
                               -------- -------------- -------------- ------------- -------------
Blue Chip Growth Fund......... $ 35,067    $ 17,996       $12,168        $   --        $28,405
Growth Opportunities Fund.....   75,630      25,913        37,871            --         76,650
New Century Fund..............   36,946      19,971        12,130            --         12,553
Growth and Income Fund........   69,547      32,237        19,920            --         93,874
Balanced Assets Fund..........  178,632     112,362        41,861            --         69,400
International Equity Fund.....   27,807       5,773        17,973            --         22,062
Value Fund+...................  117,517      60,362        38,480            --         54,498
Biotech/Health Fund+..........   64,264      14,352        40,508            --         42,303
Tax Managed Equity Fund+......    6,305       2,583         2,248            --         43,428

                                                    Class C++
                               ----------------------------------------------------
                                                                       Contingent
                                Sales     Affiliated   Non-affiliated   Deferred
                               Charges  Broker-dealers Broker-dealers Sales Charges
                               -------- -------------- -------------- -------------
Blue Chip Growth Fund......... $  2,711    $    932       $ 1,779        $  266
Growth Opportunities Fund.....    2,933       1,117         1,816           583
New Century Fund..............      361         143           218            28
Growth and Income Fund........    6,487       1,912         4,575         2,158
Balanced Assets Fund..........    7,365       2,758         4,607         3,574
International Equity Fund.....    4,779       1,476         3,303           695
Value Fund+...................   18,155       3,678        14,477         3,665
Biotech/Health Fund+..........    5,464       2,319         3,145           431
Tax Managed Equity Fund+......    5,280         673         4,607           596

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended March 31, 2004, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                          Expense                           Payable At March 31, 2004
                                         ------------------------------------------ -----------------------------------------
Fund                                     Class A  Class B Class C++ Class I Class X Class A Class B Class C++ Class I Class X
----                                     -------- ------- --------- ------- ------- ------- ------- --------- ------- -------
Blue Chip Growth Fund................... $ 77,631 $35,463  $ 8,565  $17,287 $    -- $12,846 $ 5,975  $1,421   $  586  $   --
Growth Opportunities Fund...............   71,247  44,609   22,342    5,421  13,028  11,866   7,442   3,680      946   2,531
New Century Fund........................   97,852  17,088    2,499    4,513      --  15,908   2,621     407       --      --
Growth and Income Fund..................   82,865  73,755   56,553   12,245      --  13,928  11,927   9,337      350      --
Balanced Assets Fund....................  195,878  52,169   28,627    3,836      --  32,420   8,545   4,749      608      --
International Equity Fund...............   35,717  30,484   18,158   21,757      --   6,220   5,078   3,100    1,432      --
Value Fund+.............................   59,944  77,791   22,463    6,727      --  13,068  15,341   4,652    1,452      --
Biotech/Health Fund+....................   18,262  16,806   11,948       --      --   3,794   3,453   2,466       --      --
Tax Managed Equity Fund+................   13,983  20,996   20,722       --      --   2,812   4,190   4,117       --      --

+  For the period November 01, 2003 through March 31, 2004.
++ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


   As of March 31, 2004, the Variable Annuity Life Insurance Company ('VALIC'), an indirectly wholly owned subsidiary of AIG, held more than five percent of the outstanding shares of the following Funds' classes:

Fund                                          VALIC
----                                          -----
Blue Chip Growth Fund Class I................  33%
Growth Opportunities Fund Class I............  21
Growth and Income Fund Class I...............  55
Balanced Asset Fund Class I..................  75
International Equity Fund Class A............   7
International Equity Fund Class B............   7
International Equity Fund Class I............  59
Value Fund Class I...........................  36

   On February 10, 2004, the advisor for the Growth Opportunities Fund, purchased 40,000 shares of iShares Russell 2000 Growth Index Fund representing 1.70% of the Fund's net assets, causing the total iShares Russell 2000 Growth Index Fund investment to exceed 5.00% of net assets. The Fund has an investment restriction that states the Fund may not exceed 5.00% of net assets in a single investment company. The iShares Russell 2000 Growth Index Fund is considered to be an investment company. On April 05, 2004, the advisor disposed of 25,000 shares to bring the Fund into compliance. As of March 31, 2004, $33,000 of unrealized appreciation applicable to the 25,000 shares which were sold April 05, 2004, is included on the Statement of Assets and Liabilities.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended March 31, 2004 were as follows:

                                                                 Blue Chip      Growth        New       Growth and    Balanced
                                                                  Growth     Opportunities  Century       Income       Assets
                                                                   Fund          Fund         Fund         Fund         Fund
                                                               ------------- ------------- ----------- ------------ ------------
Purchases (excluding U.S. government securities).............  $ 94,397,865  $136,713,470  $33,299,823 $166,270,919 $185,120,157
Sales and maturities (excluding U.S. government securities)..   120,380,163   122,693,825   66,945,437  200,902,711  193,778,778
Purchases of U.S. government securities......................            --            --           --           --   99,762,341
Sales and maturities of U.S. government securities...........            --            --           --           --  109,644,619

                                                                                                           Tax
                                                               International                Biotech/     Managed
                                                                  Equity         Value       Health       Equity
                                                                   Fund          Fund+       Fund+        Fund+
                                                               ------------- ------------- ----------- ------------
Purchases (excluding U.S. government securities).............  $ 97,881,925  $ 85,737,391  $39,254,943 $  7,023,250
Sales and maturities (excluding U.S. government securities)..   117,154,714    78,670,993   30,593,692   12,708,373
Purchases of U.S. government securities......................            --            --           --           --
Sales and maturities of U.S. government securities...........            --            --           --           --

+  For the period November 01, 2003 through March 31, 2004.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


Note 6. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                               Growth         New
                                                Blue Chip   Opportunities   Century     Growth and     Balanced
                                               Growth Fund      Fund         Fund       Income Fund   Assets Fund
                                              ------------- ------------- -----------  ------------  ------------
Cost (tax basis)............................  $104,059,194  $128,005,079  $82,839,577  $172,375,529  $234,921,644
                                              ============  ============  ===========  ============  ============
Appreciation................................  $ 10,973,694  $ 17,599,398  $20,404,712  $ 19,202,275  $ 16,557,439
Depreciation................................    (3,680,839)   (3,865,294)  (1,429,184)   (4,082,410)   (4,868,781)
                                              ------------  ------------  -----------  ------------  ------------
Net unrealized appreciation (depreciation)..  $  7,292,855  $ 13,734,104  $18,975,528  $ 15,119,865  $ 11,688,658
                                              ============  ============  ===========  ============  ============

                                              International                Biotech/     Tax Managed
                                               Equity Fund   Value Fund   Health Fund   Equity Fund
                                              ------------- ------------- -----------  ------------
Cost (tax basis)............................  $ 77,329,001  $180,866,748  $39,587,879  $ 59,371,236
                                              ============  ============  ===========  ============
Appreciation................................  $  9,981,160  $ 14,976,965  $ 9,811,555  $  7,037,887
Depreciation................................    (1,466,993)   (4,573,096)  (1,051,896)   (7,568,058)
                                              ------------  ------------  -----------  ------------
Net unrealized appreciation (depreciation)..  $  8,514,167  $ 10,403,869  $ 8,759,659  $   (530,171)
                                              ============  ============  ===========  ============

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies and derivative transactions. Also included in the tables below are the capital loss carryforwards at September 30, 2003.

                                     Distributable Earnings             Tax Distributions
                            ----------------------------------------  ---------------------
                                         For the year ended September 30, 2003
                            ---------------------------------------------------------------
                                       Long-term Gains/  Unrealized              Long-term
                             Ordinary    Capital Loss   Appreciation   Ordinary   Capital
                              Income      Carryover     (Depreciation   Income     Gains
                            ---------- ---------------- ------------- ---------- ----------
Blue Chip Growth Fund...... $       --  $ (95,747,926)   $ 4,932,432  $       -- $       --
Growth Opportunities Fund..         --   (237,869,603)    10,921,057          --         --
New Century Fund...........         --   (145,971,301)    19,104,199          --         --
Growth and Income Fund.....         --    (94,689,968)     4,296,534          --         --
Balanced Assets Fund.......    137,892   (107,118,737)     4,691,416   2,088,794         --
International Equity Fund..     28,461    (71,403,293)     6,859,774          --         --
Value Fund+................  7,451,020             --      7,174,581   4,305,100  2,019,911
Biotech/Health Fund+.......         --    (36,097,343)     7,134,660          --         --
Tax Managed Equity Fund+...         --    (30,923,844)    (5,525,690)         --         --

+For the period November 1, 2002 through October 31, 2003.

                             Tax Distributions
                          ------------------------
                             For the year ended
                             September 31, 2002
                          ------------------------
                           Ordinary    Long-term
                            Income   Capital Gains
                          ---------- -------------
Blue Chip Growth Fund.... $       --  $       --
Growth Opportunities Fund         --          --
New Century Fund.........         --          --
Growth and Income Fund...         --          --
Balanced Assets Fund.....         --          --
International Equity Fund         --          --
Value Fund+..............  5,165,336   2,447,955
Biotech/Health Fund+.....         --          --
Tax Managed Equity Fund+.         --          --

+For the period November 1, 2001 through October 31, 2002.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                         Blue Chip Growth Fund
                          -------------------------------------------------
                                                Class A
                          -------------------------------------------------
                                  For the
                               period ended                 For the
                              March 31, 2004              year ended
                                (unaudited)           September 30, 2003
                          ----------------------  -------------------------
                           Shares      Amount        Shares        Amount
                          --------  ------------  ----------   ------------
Shares sold..............  541,466* $  7,616,012*    667,646** $  8,164,351**
Reinvested dividends.....       --            --          --             --
Shares redeemed.......... (759,094)  (10,926,137) (1,100,613)   (13,344,907)
                          --------  ------------  ----------   ------------
Net increase (decrease).. (217,628) $ (3,310,125)   (432,967)  $ (5,180,556)
                          ========  ============  ==========   ============

                                         Blue Chip Growth Fund
                          -------------------------------------------------
                                              Class C(1)
                          -------------------------------------------------
                                  For the
                               period ended                 For the
                              March 31, 2004              year ended
                                (unaudited)           September 30, 2003
                          ----------------------  -------------------------
                           Shares      Amount        Shares        Amount
                          --------  ------------  ----------   ------------
Shares sold..............   50,255  $    648,315     212,883   $  2,355,419
Reinvested dividends.....       --            --          --             --
Shares redeemed..........  (87,116)   (1,137,868)   (354,083)    (3,888,325)
                          --------  ------------  ----------   ------------
Net increase (decrease)..  (36,861) $   (489,553)   (141,200)  $ (1,532,906)
                          ========  ============  ==========   ============

                                       Growth Opportunities Fund
                          -------------------------------------------------
                                                Class A
                          -------------------------------------------------
                                  For the
                               period ended                 For the
                              March 31, 2004              year ended
                                (unaudited)           September 30, 2003
                          ----------------------  -------------------------
                           Shares      Amount        Shares        Amount
                          --------  ------------  ----------   ------------
Shares sold..............  309,664+ $  4,641,691+  1,789,798++ $ 20,911,843++
Reinvested dividends.....       --            --          --             --
Shares redeemed.......... (759,991)  (11,338,394) (2,237,193)   (25,721,737)
                          --------  ------------  ----------   ------------
Net increase (decrease).. (450,327) $ (6,696,703)   (447,395)  $ (4,809,894)
                          ========  ============  ==========   ============

                                            Blue Chip Growth Fund
                          ------------------------------------------------------
                                                   Class B
                          ------------------------------------------------------
                                    For the
                                 period ended                    For the
                                March 31, 2004                 year ended
                                  (unaudited)              September 30, 2003
                          -------------------------   --------------------------
                             Shares        Amount        Shares         Amount
                          ----------   ------------   ----------    ------------
Shares sold..............    209,778   $  2,744,239      546,397    $  6,073,302
Reinvested dividends.....         --             --           --              --
Shares redeemed..........   (333,436)*   (4,354,157)* (1,063,759)**  (11,736,666)**
                          ----------   ------------   ----------    ------------
Net increase (decrease)..   (123,658)  $ (1,609,918)    (517,362)   $ (5,663,364)
                          ==========   ============   ==========    ============

                                            Blue Chip Growth Fund
                          ------------------------------------------------------
                                                   Class I
                          ------------------------------------------------------
                                    For the
                                 period ended                    For the
                                March 31, 2004                 year ended
                                  (unaudited)              September 30, 2003
                          -------------------------   --------------------------
                             Shares        Amount        Shares         Amount
                          ----------   ------------   ----------    ------------
Shares sold..............    119,051   $  1,800,315      624,237    $  7,468,473
Reinvested dividends.....         --             --           --              --
Shares redeemed.......... (1,401,711)   (20,900,986)    (519,967)     (6,253,415)
                          ----------   ------------   ----------    ------------
Net increase (decrease).. (1,282,660)  $(19,100,671)     104,270    $  1,215,058
                          ==========   ============   ==========    ============

                                          Growth Opportunities Fund
                          ------------------------------------------------------
                                                   Class B
                          ------------------------------------------------------
                                    For the
                                 period ended                    For the
                                March 31, 2004                 year ended
                                  (unaudited)              September 30, 2003
                          -------------------------   --------------------------
                             Shares        Amount        Shares         Amount
                          ----------   ------------   ----------    ------------
Shares sold..............    148,912   $  2,009,120    1,129,240    $ 12,028,932
Reinvested dividends.....         --             --           --              --
Shares redeemed..........   (431,448)+   (5,827,836)+ (1,652,186)++  (17,373,362)++
                          ----------   ------------   ----------    ------------
Net increase (decrease)..   (282,536)  $ (3,818,716)    (522,946)   $ (5,344,430)
                          ==========   ============   ==========    ============

* Includes automatic conversion of 73,426 shares of Class B shares in the amount of $938,563 to 66,529 shares of Class A shares in the amount of $938,563.
** Includes automatic conversion of 246,929 shares of Class B shares in the amount of $2,761,911 to 224,890 shares of Class A shares in the amount of $2,761,911.
+ Includes automatic conversion of 28,051 shares of Class B shares in the amount of $374,745 to 25,330 shares of Class A shares in the amount of $374,745.
++ Includes automatic conversion of 162,597 shares of Class B shares in the amount of $1,733,132 to 147,591 shares of Class A shares in the amount of $1,733,132.
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                          Growth Opportunities Fund
                  -------------------------------------------------------------------------------------------------------
                                      Class C(1)                                             Class I
                  -------------------------------------------------   ---------------------------------------------------
                          For the                                             For the
                       period ended                 For the                 period ended                  For the
                      March 31, 2004              year ended               March 31, 2004               year ended
                        (unaudited)           September 30, 2003            (unaudited)             September 30, 2003
                  ----------------------  -------------------------   ----------------------   --------------------------
                   Shares      Amount        Shares        Amount       Shares      Amount        Shares         Amount
                  --------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold......   57,440  $    770,211     468,787   $  4,976,058     25,775   $   388,955       46,134    $    542,776
Reinvested
 dividends.......       --            --          --             --         --            --           --              --
Shares redeemed.. (252,337)   (3,401,931)   (796,853)    (8,347,567)   (17,526)     (267,782)     (32,299)       (371,452)
                  --------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease)...... (194,897) $ (2,631,720)   (328,066)  $ (3,371,509)     8,249   $   121,173       13,835    $    171,324
                  ========  ============  ==========   ============   ========   ===========   ==========    ============

                               Growth Opportunities Fund
                  -------------------------------------------------
                                        Class X
                  -------------------------------------------------
                          For the
                       period ended                 For the
                      March 31, 2004              year ended
                        (unaudited)           September 30, 2003
                  ----------------------  -------------------------
                   Shares      Amount        Shares        Amount
                  --------  ------------  ----------   ------------
Shares sold......  242,599  $  3,664,931     527,450   $  6,247,340
Reinvested
 dividends.......       --            --          --             --
Shares redeemed..  (98,265)   (1,429,463)    (35,347)      (427,960)
                  --------  ------------  ----------   ------------
Net increase
 (decrease)......  144,334  $  2,235,468     492,103   $  5,819,380
                  ========  ============  ==========   ============

                                                               New Century Fund
                  -------------------------------------------------------------------------------------------------------
                                        Class A                                              Class B
                  -------------------------------------------------   ---------------------------------------------------
                          For the                                             For the
                       period ended                 For the                 period ended                  For the
                      March 31, 2004              year ended               March 31, 2004               year ended
                        (unaudited)           September 30, 2003            (unaudited)             September 30, 2003
                  ----------------------  -------------------------   ----------------------   --------------------------
                   Shares      Amount        Shares        Amount       Shares      Amount        Shares         Amount
                  --------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold......  338,528* $  4,884,133*  1,352,573** $ 16,310,269**   73,513   $   949,004      343,848    $  3,680,626
Reinvested
 dividends.......       --            --          --             --         --            --           --              --
Shares redeemed.. (934,888)  (13,583,051) (1,636,627)   (19,570,318)  (365,750)*  (4,708,583)* (1,308,484)**  (14,067,218)**
                  --------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease)...... (596,360) $ (8,698,918)   (284,054)  $ (3,260,049)  (292,237)  $(3,759,579)    (964,636)   $(10,386,592)
                  ========  ============  ==========   ============   ========   ===========   ==========    ============

                                                               New Century Fund
                  -------------------------------------------------------------------------------------------------------
                                      Class C(1)                                             Class I+
                  -------------------------------------------------   ---------------------------------------------------
                          For the                                             For the
                       period ended                 For the                 period ended                  For the
                      March 31, 2004              year ended               March 31, 2004               year ended
                        (unaudited)           September 30, 2003            (unaudited)             September 30, 2003
                  ----------------------  -------------------------   ----------------------   --------------------------
                   Shares      Amount        Shares        Amount       Shares      Amount        Shares         Amount
                  --------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold......    9,221  $    118,548      52,648   $    567,386     23,471   $   366,941      146,603    $  1,709,295
Reinvested
 dividends.......       --            --          --             --         --            --           --              --
Shares redeemed..  (23,263)     (303,197)   (113,537)    (1,196,408)  (362,040)   (5,505,570)    (108,317)     (1,267,459)
                  --------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease)......  (14,042) $   (184,649)    (60,889)  $   (629,022)  (338,569)  $(5,138,629)      38,286    $    441,836
                  ========  ============  ==========   ============   ========   ===========   ==========    ============

* Includes automatic conversion of 195,560 shares of Class B shares in the amount of $2,521,962 to 174,717 shares of Class A shares in the amount of $2,521,962.
** Includes automatic conversion of 703,950 shares of Class B shares in the amount of $7,667,059 to 630,746 shares of Class A shares in the amount of $7,667,059.
+   See Note 1
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)

                      New Century Fund
                  ------------------------
                          Class Z#
                  ------------------------
                           For the
                         year ended
                     September 30, 2003
                  ------------------------
                    Shares       Amount
                  ----------  ------------
Shares sold......      7,199  $     86,274
Reinvested
 dividends.......         --            --
Shares redeemed..   (110,192)   (1,310,376)
                  ----------  ------------
Net increase
 (decrease)......   (102,993) $ (1,224,102)
                  ==========  ============

                                                              Growth and Income Fund
                  ------------------------------------------------------------------------------------------------------------
                                         Class A                                                 Class B
                  ---------------------------------------------------   ------------------------------------------------------
                           For the                                                For the
                        period ended                  For the                  period ended                    For the
                       March 31, 2004               year ended                March 31, 2004                 year ended
                         (unaudited)            September 30, 2003              (unaudited)              September 30, 2003
                  ------------------------  -------------------------   -------------------------   --------------------------
                    Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                  ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold......   681,641+  $ 7,591,736+   1,683,730++ $ 16,391,477++    289,938   $  3,100,062      604,185    $  5,578,360
Reinvested
 dividends.......         --            --          --             --           --             --           --              --
Shares redeemed.. (1,104,086)  (12,355,017) (2,785,695)   (26,551,456)  (1,344,416)+  (14,262,449)+ (3,370,139)++  (30,761,446)++
                  ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)......   (422,445) $ (4,763,281) (1,101,965)  $(10,159,979)  (1,054,478)  $(11,162,387)  (2,765,954)   $(25,183,086)
                  ==========  ============  ==========   ============   ==========   ============   ==========    ============

                                                              Growth and Income Fund
                  ------------------------------------------------------------------------------------------------------------
                                       Class C(1)                                                Class I
                  ---------------------------------------------------   ------------------------------------------------------
                           For the                                                For the
                        period ended                  For the                  period ended                    For the
                       March 31, 2004               year ended                March 31, 2004                 year ended
                         (unaudited)            September 30, 2003              (unaudited)              September 30, 2003
                  ------------------------  -------------------------   -------------------------   --------------------------
                    Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                  ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold......    125,901  $  1,321,886     363,022   $  3,318,644      112,404   $  1,320,900      533,327    $  5,022,032
Reinvested
 dividends.......         --            --          --             --           --             --           --              --
Shares redeemed..   (662,344)   (7,011,655) (2,331,541)   (21,041,757)  (1,206,658)   (14,114,928)    (382,061)     (3,601,108)
                  ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)......   (536,443) $ (5,689,769) (1,968,519)  $(17,723,113)  (1,094,254)  $(12,794,028)     151,266    $  1,420,924
                  ==========  ============  ==========   ============   ==========   ============   ==========    ============

                   Growth and Income Fund
                  ------------------------
                          Class Z#
                  ------------------------
                           For the
                         year ended
                     September 30, 2003
                  ------------------------
                    Shares       Amount
                  ----------  ------------
Shares sold......      6,055  $     58,677
Reinvested
 dividends.......         --            --
Shares redeemed..    (39,596)     (377,391)
                  ----------  ------------
Net increase
 (decrease)......    (33,541) $   (318,714)
                  ==========  ============

#   See Note 1
+ Includes automatic conversion of 388,173 shares of Class B shares in the amount of $4,098,668 to 368,409 shares of Class A shares in the amount of $4,098,668.
++ Includes automatic conversion of 972,591 shares of Class B shares in the amount of $9,107,456 to 926,892 shares of Class A shares in the amount of $9,107,456.
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                                Balanced Assets Fund
                  --------------------------------------------------------------------------------------------------------------
                                          Class A                                                  Class B
                  -----------------------------------------------------   ------------------------------------------------------
                           For the                                                  For the
                        period ended                   For the                   period ended                    For the
                       March 31, 2004                year ended                 March 31, 2004                 year ended
                         (unaudited)             September 30, 2003               (unaudited)              September 30, 2003
                  ------------------------  ---------------------------   -------------------------   --------------------------
                    Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                  ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold......    691,926# $  9,094,392#   2,020,442## $  24,213,183##    237,229   $  3,116,494      582,863    $  6,983,307
Reinvested
 dividends.......     66,604       882,373      137,761       1,658,350        6,476         85,618       14,987         176,868
Shares redeemed.. (1,892,011)  (24,979,825)  (3,661,431)    (43,869,345)    (683,891)#   (8,975,165)# (2,257,809)##  (26,844,252)##
                  ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)...... (1,133,481) $(15,003,060)  (1,503,228)  $ (17,997,812)    (440,186)  $ (5,773,053)  (1,659,959)   $(19,684,077)
                  ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                                                Balanced Assets Fund
                  --------------------------------------------------------------------------------------------------------------
                                        Class C(1)                                                 Class I
                  -----------------------------------------------------   ------------------------------------------------------
                           For the                                                  For the
                        period ended                   For the                   period ended                    For the
                       March 31, 2004                year ended                 March 31, 2004                 year ended
                         (unaudited)             September 30, 2003               (unaudited)              September 30, 2003
                  ------------------------  ---------------------------   -------------------------   --------------------------
                    Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                  ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold......    105,556  $  1,392,750      193,805   $   2,323,311      129,306   $  1,676,869       38,539    $    464,642
Reinvested
 dividends.......      3,564        47,162        7,634          90,206        1,390         18,435        4,178          50,394
Shares redeemed..   (287,751)   (3,785,460)    (838,430)     (9,991,677)    (253,664)    (3,288,786)     (53,657)       (640,288)
                  ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)......   (178,631) $ (2,345,548)    (636,991)  $  (7,578,160)    (122,968)  $ (1,593,482)     (10,940)   $   (125,252)
                  ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                                              International Equity Fund
                  --------------------------------------------------------------------------------------------------------------
                                          Class A                                                  Class B
                  -----------------------------------------------------   ------------------------------------------------------
                           For the                                                  For the
                        period ended                   For the                   period ended                    For the
                       March 31, 2004                year ended                 March 31, 2004                 year ended
                         (unaudited)             September 30, 2003               (unaudited)              September 30, 2003
                  ------------------------  ---------------------------   -------------------------   --------------------------
                    Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                  ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold......    481,657* $  4,736,052*  30,503,819** $ 227,514,952**    348,895   $  3,219,028      389,373    $  2,904,734
Reinvested
 dividends.......      1,103        10,629           --              --           --             --           --              --
Shares redeemed..   (485,755)   (4,831,701) (31,630,035)   (238,270,504)    (567,050)*   (5,435,485)* (1,208,986)**   (8,867,590)**
                  ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)......     (2,995) $    (85,020)  (1,126,216)  $ (10,755,552)    (218,155)  $ (2,216,457)    (819,613)   $ (5,962,856)
                  ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                                              International Equity Fund
                  --------------------------------------------------------------------------------------------------------------
                                        Class C(1)                                                 Class I
                  -----------------------------------------------------   ------------------------------------------------------
                           For the                                                  For the
                        period ended                   For the                   period ended                    For the
                       March 31, 2004                year ended                 March 31, 2004                 year ended
                         (unaudited)             September 30, 2003               (unaudited)              September 30, 2003
                  ------------------------  ---------------------------   -------------------------   --------------------------
                    Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                  ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold......    164,488  $  1,538,108    1,468,920   $  10,367,805      395,162   $  3,902,514    2,122,992    $ 16,282,171
Reinvested
 dividends.......         --            --           --              --        1,799         17,397           --              --
Shares redeemed..   (228,401)   (2,168,159)  (1,938,357)    (13,930,858)  (1,970,417)   (21,000,869)  (2,036,526)    (15,779,996)
                  ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)......    (63,913) $   (630,051)    (469,437)  $  (3,563,053)  (1,573,456)  $(17,080,958)      86,466    $    502,175
                  ==========  ============  ===========   =============   ==========   ============   ==========    ============

# Includes automatic conversion of 156,431 shares of Class B shares in the amount of $2,050,734 to 155,708 shares of Class A shares in the amount of $2,050,734.
## Includes automatic conversion of 843,098 shares of Class B shares in the amount of $10,050,519 to 839,286 shares of Class A shares in the amount of $10,050,519.
* Includes automatic conversion of 146,352 shares of Class B shares in the amount of $1,424,368 to 139,563 shares of Class A shares in the amount of $1,424,368.
** Includes automatic conversion of 262,760 shares of Class B shares in the amount of $1,918,130 to 250,009 shares of Class A shares in the amount of $1,918,130.
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                               Value Fund#
                            --------------------------------------------------------------------------------
                                                                 Class A
                            --------------------------------------------------------------------------------
                            For the five months ended
                                 March 31, 2004            For the year ended          For the year ended
                                   (unaudited)              October 31, 2003            October 31, 2002
                            -----------------------   --------------------------    ------------------------
                              Shares       Amount        Shares         Amount        Shares       Amount
                            --------   ------------   ----------    ------------    ----------  ------------
Shares sold................  898,344+  $ 15,086,361+   1,250,958++  $ 18,840,328++   1,281,563  $ 19,781,901
Shares issued by merger##..       --             --           --              --       222,667     3,547,219
Reinvested dividends.......  165,970      2,706,977      148,209       2,134,200       159,249     2,431,740
Shares redeemed............ (512,858)    (8,613,366)  (1,166,737)    (17,494,094)   (1,566,274)  (24,197,581)
                            --------   ------------   ----------    ------------    ----------  ------------
Net increase (decrease)....  551,456   $  9,179,972      232,430    $  3,480,434        97,205  $  1,563,279
                            ========   ============   ==========    ============    ==========  ============

                                                               Value Fund#
                            --------------------------------------------------------------------------------
                                                                 Class B
                            --------------------------------------------------------------------------------
                            For the five months ended
                                 March 31, 2004            For the year ended          For the year ended
                                   (unaudited)              October 31, 2003            October 31, 2002
                            -----------------------   --------------------------    ------------------------
                              Shares       Amount        Shares         Amount        Shares       Amount
                            --------   ------------   ----------    ------------    ----------  ------------
Shares sold................  267,743   $  4,332,398      790,880    $ 11,373,716       854,532  $ 12,737,305
Shares issued by merger##..       --             --           --              --       679,054    10,431,946
Reinvested dividends.......  211,580      3,326,044      190,506       2,649,945       225,310     3,327,829
Shares redeemed............ (915,293)+  (14,796,158)+ (1,219,512)++  (17,398,128)++ (1,504,713)  (22,144,087)
                            --------   ------------   ----------    ------------    ----------  ------------
Net increase (decrease).... (435,970)  $ (7,137,716)    (238,126)   $ (3,374,467)      254,183  $  4,352,993
                            ========   ============   ==========    ============    ==========  ============

                                                               Value Fund#
                            --------------------------------------------------------------------------------
                                                               Class C(1)
                            --------------------------------------------------------------------------------
                            For the five months ended
                                 March 31, 2004            For the year ended          For the year ended
                                   (unaudited)              October 31, 2003            October 31, 2002
                            -----------------------   --------------------------    ------------------------
                              Shares       Amount        Shares         Amount        Shares       Amount
                            --------   ------------   ----------    ------------    ----------  ------------
Shares sold................  148,934   $  2,401,290      543,767    $  7,827,633       335,996  $  5,021,580
Shares issued by merger##..       --             --           --              --       278,658     4,280,036
Reinvested dividends.......   58,785        924,693       46,488         646,641        58,720       867,290
Shares redeemed............ (161,645)    (2,612,867)    (427,255)     (6,130,918)     (580,375)   (8,574,128)
                            --------   ------------   ----------    ------------    ----------  ------------
Net increase (decrease)....   46,074   $    713,116      163,000    $  2,343,356        92,999  $  1,594,778
                            ========   ============   ==========    ============    ==========  ============

                                                               Value Fund#
                            --------------------------------------------------------------------------------
                                                                 Class I
                            --------------------------------------------------------------------------------
                            For the five months ended                                    For the period
                                 March 31, 2004            For the year ended          November 16, 2001*
                                   (unaudited)              October 31, 2003        through October 31, 2002
                            -----------------------   --------------------------    ------------------------
                              Shares       Amount        Shares         Amount        Shares       Amount
                            --------   ------------   ----------    ------------    ----------  ------------
Shares sold................   47,785   $    805,506       94,391    $  1,425,042        65,902  $  1,018,521
Shares issued by merger##..       --             --           --              --       753,772    12,008,384
Reinvested dividends.......   21,805        355,230       15,108         217,404        14,156       216,021
Shares redeemed............  (10,812)      (182,153)     (26,620)       (405,802)     (510,776)   (8,153,349)
                            --------   ------------   ----------    ------------    ----------  ------------
Net increase (decrease)....   58,778   $    978,583       82,879    $  1,236,644       323,054  $  5,089,577
                            ========   ============   ==========    ============    ==========  ============

#   See Note 1
##  See Note 2
+ Includes automatic conversion of 450,879 shares of Class B shares in the amount of $7,287,353 to 434,240 shares of Class A shares in the amount of $7,287,353.
++ Includes automatic conversion of 56,417 shares of Class B shares in the amount of $794,436 to 54,465 shares of Class A shares in the amount of $794,436.
*   Inception of the class
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                            Value Fund#
                            ---------------------------------------------------------------------------
                                                              Class Z
                            ---------------------------------------------------------------------------
                            For the five months ended
                                 March 31, 2004           For the year ended        For the year ended
                                  (unaudited)              October 31, 2003          October 31, 2002
                            ----------------------    -----------------------    -----------------------
                              Shares       Amount       Shares        Amount       Shares       Amount
                            --------    -----------   --------    -----------    ----------  -----------
Shares sold................   76,309    $ 1,314,646    268,453    $ 3,953,345        28,434  $   466,899
Shares issued by merger##..       --             --         --             --            --           --
Reinvested dividends.......   15,301        255,534      1,192         17,449         1,606       24,991
Shares redeemed............  (47,771)      (826,305)   (23,150)      (355,897)      (37,566)    (610,768)
                            --------    -----------   --------    -----------    ----------  -----------
Net increase (decrease)....   43,839    $   743,875    246,495    $ 3,614,897        (7,526) $  (118,878)
                            ========    ===========   ========    ===========    ==========  ===========

                                                        Biotech/Health Fund#
                            ---------------------------------------------------------------------------
                                                              Class A
                            ---------------------------------------------------------------------------
                            For the five months ended
                                 March 31, 2004           For the year ended       For the period ended
                                  (unaudited)              October 31, 2003          October 31, 2002
                            ----------------------    -----------------------    -----------------------
                              Shares       Amount       Shares        Amount       Shares       Amount
                            --------    -----------   --------    -----------    ----------  -----------
Shares sold................  280,391*   $ 2,903,892*   456,700**  $ 3,940,808**     646,970  $ 6,336,427
Reinvested dividends.......       --             --         --             --            --           --
Shares redeemed............ (287,433)    (2,994,737)  (639,968)    (5,253,782)   (1,062,148)  (9,526,931)
                            --------    -----------   --------    -----------    ----------  -----------
Net increase (decrease)....   (7,042)   $   (90,845)  (183,268)   $(1,312,974)     (415,178) $(3,190,504)
                            ========    ===========   ========    ===========    ==========  ===========

                                                        Biotech/Health Fund#
                            ---------------------------------------------------------------------------
                                                              Class B
                            ---------------------------------------------------------------------------
                            For the five months ended
                                 March 31, 2004           For the year ended       For the period ended
                                  (unaudited)              October 31, 2003          October 31, 2002
                            ----------------------    -----------------------    -----------------------
                              Shares       Amount       Shares        Amount       Shares       Amount
                            --------    -----------   --------    -----------    ----------  -----------
Shares sold................   89,233    $   902,216    504,910    $ 4,524,190       572,460  $ 5,712,976
Reinvested dividends.......       --             --         --             --            --           --
Shares redeemed............ (178,965)*   (1,807,466)* (746,314)**  (6,389,961)**   (810,536)  (7,339,560)
                            --------    -----------   --------    -----------    ----------  -----------
Net increase (decrease)....  (89,732)   $  (905,250)  (241,404)   $(1,865,771)     (238,076) $(1,626,584)
                            ========    ===========   ========    ===========    ==========  ===========

                                                        Biotech/Health Fund#
                            ---------------------------------------------------------------------------
                                                             Class C(1)
                            ---------------------------------------------------------------------------
                            For the five months ended
                                 March 31, 2004           For the year ended       For the period ended
                                  (unaudited)              October 31, 2003          October 31, 2002
                            ----------------------    -----------------------    -----------------------
                              Shares       Amount       Shares        Amount       Shares       Amount
                            --------    -----------   --------    -----------    ----------  -----------
Shares sold................   78,822    $   793,310    211,434    $ 1,825,147       339,378  $ 3,284,100
Reinvested dividends.......       --             --         --             --            --           --
Shares redeemed............ (121,887)    (1,227,618)  (551,787)    (4,263,083)     (838,133)  (7,689,471)
                            --------    -----------   --------    -----------    ----------  -----------
Net increase (decrease)....  (43,065)   $  (434,308)  (340,353)   $(2,437,936)     (498,755) $(4,405,371)
                            ========    ===========   ========    ===========    ==========  ===========

#   See Note 1
##  See Note 2
* Includes automatic conversion of 10,883 shares of Class B shares in the amount of $109,172 to 10,625 shares of Class A shares in the amount of $109,172.
** Includes automatic conversion of 21,973 shares of Class B shares in the amount of $178,278 to 21,668 shares of Class A shares in the amount of $178,278.
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (continued)


                                                    Tax Managed Equity Fund#
                          ----------------------------------------------------------------------------
                                                             Class A
                          ----------------------------------------------------------------------------
                            For the five months
                            ended March 31, 2004       For the year ended       For the period ended
                                (unaudited)             October 31, 2003          October 31, 2003
                          ----------------------   -----------------------    ------------------------
                            Shares      Amount       Shares        Amount       Shares       Amount
                          --------   -----------   --------    -----------    ----------  ------------
Shares sold..............   51,007+  $   556,084+    70,444++  $   672,205++     255,825  $  2,796,384
Reinvested dividends.....       --            --         --             --            --            --
Shares redeemed.......... (129,391)   (1,448,368)  (494,385)    (4,600,304)   (1,016,375)  (10,481,262)
                          --------   -----------   --------    -----------    ----------  ------------
Net increase (decrease)..  (78,384)  $  (892,284)  (423,941)   $(3,928,099)     (760,550) $ (7,684,878)
                          ========   ===========   ========    ===========    ==========  ============

                                                    Tax Managed Equity Fund#
                          ----------------------------------------------------------------------------
                                                             Class B
                          ----------------------------------------------------------------------------
                            For the five months
                            ended March 31, 2004       For the year ended        For the year ended
                                (unaudited)             October 31, 2003          October 31, 2002
                          ----------------------   -----------------------    ------------------------
                            Shares      Amount       Shares        Amount       Shares       Amount
                          --------   -----------   --------    -----------    ----------  ------------
Shares sold..............   46,988   $   500,353     74,626    $   688,358       341,922  $  3,766,020
Reinvested dividends.....       --            --         --             --            --            --
Shares redeemed.......... (236,252)+  (2,543,770)+ (768,187)++  (6,967,422)++ (1,167,526)  (11,638,648)
                          --------   -----------   --------    -----------    ----------  ------------
Net increase (decrease).. (189,264)  $(2,043,417)  (693,561)   $(6,279,064)     (825,604) $ (7,872,628)
                          ========   ===========   ========    ===========    ==========  ============

                                                    Tax Managed Equity Fund#
                          ----------------------------------------------------------------------------
                                                           Class C(1)
                          ----------------------------------------------------------------------------
                            For the five months
                            ended March 31, 2004       For the year ended        For the year ended
                                (unaudited)             October 31, 2003          October 31, 2002
                          ----------------------   -----------------------    ------------------------
                            Shares      Amount       Shares        Amount       Shares       Amount
                          --------   -----------   --------    -----------    ----------  ------------
Shares sold..............   43,865   $   466,462    168,595    $ 1,555,227       319,412  $  3,458,869
Reinvested dividends.....       --            --         --             --            --            --
Shares redeemed.......... (302,844)   (3,224,803)  (910,268)    (8,270,207)   (1,331,221)  (13,791,589)
                          --------   -----------   --------    -----------    ----------  ------------
Net increase (decrease).. (258,979)  $(2,758,341)  (741,673)   $(6,714,980)   (1,011,809) $(10,332,720)
                          ========   ===========   ========    ===========    ==========  ============

#   See Note 1
+ Includes automatic conversion of 2,289 shares of Class B shares in the amount of $24,372 to 2,214 shares of Class A shares in the amount of $24,372.
++ Includes automatic conversion of 5,175 shares of Class B shares in the amount of $49,538 to 5,051 shares of Class A shares in the amount of $49,538.
(1) Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


Note 8. Commitments and Contingencies

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the statement of operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended March 31, 2004, the following Funds had borrowings:

                                                            Weighted
                               Days     Interest Average Debt Average
                            Outstanding Charges    Utilized   Interest
                            ----------- -------- ------------ --------
Blue Chip Growth Fund......      8       $1,447   $4,281,481    1.52
New Century Fund ..........     61        6,489    2,514,687    1.53
Growth and Income Fund.....     45        4,615    2,429,352    1.52
Balanced Assets Fund.......     23          996    1,015,842    1.53
International Equity Fund..     39        3,796    2,307,818    1.53

   For the period ended March 31, 2004, the Balanced Assets Fund had $151,217 in borrowings outstanding at an interest rate of 1.56%.

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ending March 31, 2004 none of the Funds participated in this program.

Note 9. Transactions with Affiliates:

   As disclosed in the portfolio of investments, certain Funds own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the period ended March 31, 2004, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                   Market                                             Market
                                                                  Value at                                           Value at
                                                                 October 31,                  Realized   Unrealized  March 31,
                                    Security              Income    2003     Purchases Sales Gain (Loss) Gain (Loss)   2004
                        --------------------------------- ------ ----------- --------- ----- ----------- ----------- ---------
Tax Managed Equity Fund American International Group Inc. $1,505  $704,411      $--     $--      $--       $15,124   $826,233

Note 10. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2004 -- (unaudited)
        (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Accrued Expenses on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees on the Statement of Operations.

                            Retirement Retirement Retirement
                               Plan       Plan       Plan
                            Liability   Expense    Payments
                            ---------- ---------- ----------
                                  As of March 31, 2004
                            --------------------------------
Blue Chip Growth Fund......  $32,047     $2,058     $  625
Growth Opportunities Fund..   25,784      2,083        447
New Century Fund...........   53,566      1,822      1,114
Growth and Income Fund.....   39,259      3,761        626
Balanced Assets Fund.......   91,466      4,640      1,855
International Equity Fund..   17,984      1,617        320
Value Fund.................   28,583      2,108        478
Biotech/Health Fund........    4,773        559         62
Tax Managed Equity Fund....   10,409        800        148

Note 11. Investment Concentration

   Some of the Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund. At March 31, 2004, the International Equity Fund had approximately 23% and 19% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively.

        SunAmerica Equity Funds
        TRUSTEE INFORMATION -- (unaudited)

The following table contains basic information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the SunAmerica Mutual Funds complex.

                                                                                    Number of
                                      Term of                                     Portfolios in
                         Position    Office and                                       Fund                Other
Name,                   Held With    Length of                                       Complex          Directorships
Address and             SunAmerica      Time          Principal Occupations        Overseen by           Held by
Date of Birth*           Complex     Served(4)         During Past 5 Years         Trustee(1)          Trustee(2)
--------------          ----------- ------------ -------------------------------- ------------- -------------------------

Jeffrey S. Burum(5)     Trustee     2004-Present Founder and CEO of National      32            None
DOB: February 27, 1963                           Housing Development Corp.

S. James Coppersmith(5) Trustee      1986-2004   Retired.                         41            Director of BJ'S
DOB: February 21, 1933                                                                          Wholesale Club, Inc.;
                                                                                                Director, Boston Stock
                                                                                                Exchange.

Dr. Judith L. Craven    Trustee     2001-Present Retired.                         70            Director, A.G. Belo
DOB: October 6, 1945                                                                            Corporation (1992 to
                                                                                                present); Director, Sysco
                                                                                                Corporation (1996 to
                                                                                                present); Director,
                                                                                                Luby's, Inc. (1998 to
                                                                                                present).

William F. Devin        Trustee     2001-Present Retired.                         70            Member of the Board of
DOB: December 30, 1938                                                                          Governors, Boston Stock
                                                                                                Exchange (1985-Present).

Samuel M. Eisenstat     Chairman of 1986-Present Attorney, solo practitioner.     42            Director, North European
DOB: March 7, 1940      the Board                                                               Oil Royalty Trust.

Stephen J. Gutman       Trustee     1986-Present Partner and Member of            42            None
DOB: May 10, 1943                                Managing Directors, Beau
                                                 Brummel-Soho LLC (Licensing
                                                 of menswear specialty retailing
                                                 and other activities) (June 1988
                                                 to present)

Peter A. Harbeck(3)     Trustee     1995-Present President, CEO and Director,     79            None
DOB: January 23, 1954                            SAAMCo. (August 1995 to
                                                 present); Director, AIG
                                                 SunAmerica Capital Services,
                                                 Inc. ("SACS") (August 1993 to
                                                 present)

Sebastiano Sterpa(5)    Trustee      1993-2004   Founder and Chairman of the      32            Director, Real Estate
DOB: July 18, 1929                               Board of the Sterpa Group (Real                Business Service and
                                                 Estate Investment and                          CountryWide Financial.
                                                 Management) (1962 to Present)

        SunAmerica Equity Funds
        TRUSTEE INFORMATION -- (unaudited) (continued)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds), and Seasons Series Trust (19 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 10 of the financial statements.
(5) Effective on February 23, 2004, S. James Coppersmith and Sebastiano Sterpa retired as trustees and Jeffrey S. Burum began serving as trustee.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Equity Funds
        SPECIAL MEETING OF SHAREHOLDERS -- Proxy Voting Results -- March 31, 2004 (unaudited)

A special Meeting of Shareholders of SunAmerica Equity Funds was held on January 30, 2004. The Fund voted in favor of adopting the following proposals.

1. To elect as Directors/Trustees the following nominees:

                         Jeffrey S. Burum
                         Votes in favor....... 52,742,518
                         Votes withheld.......    827,485

                         Dr. Judith L. Craven
                         Votes in favor....... 52,756,774
                         Votes withheld.......    813,230

                         William F. Devin
                         Votes in favor....... 52,763,217
                         Votes withheld.......    806,786

                         Samuel M. Eisenstat
                         Votes in favor....... 52,761,252
                         Votes withheld.......    808,751

                         Stephen J. Gutman
                         Votes in favor....... 52,757,266
                         Votes withheld.......    812,737

                         Peter A. Harbeck
                         Votes in favor....... 52,737,457
                         Votes withheld.......    832,546

                         William J. Shea*
                         Votes in favor....... 52,742,351
                         Votes withheld.......    827,652

2. To approve the Agreement and Plan of Reorganization, pursuant to which the Focused Dividend Strategy Portfolio of SunAmerica Equity Funds will be reorganized into newly created Focused Dividend Strategy Portfolio of SunAmerica Focused Series, Inc.

                     Votes in favor of the proposal.. 6,109,675
                     Votes Against the proposal......   129,678
                     Votes Abstained.................   137,598
                     Broker Non-votes................ 2,259,219

*  William J. Shea never assumed his position on the Board of Trustees.

     [LOGO]

AIG SunAmerica
    Mutual Funds


            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser         This report is submitted
 Samuel M. Eisenstat        AIG SunAmerica Asset      solely for the general
 Peter A. Harbeck             Management Corp.        information of
 Dr. Judith L. Craven       Harborside Financial      shareholders of the Fund.
 William F. Devin             Center                  Distribution of this
 Stephen J. Gutman          3200 Plaza 5              report to persons other
 Jeffrey S. Burum           Jersey City, NJ           than shareholders of
                              07311-4992              the Fund is authorized
Officers                                              only in connection with a
 Robert M. Zakem,          Distributor                currently effective
   President                AIG SunAmerica Capital    prospectus, setting forth
 Donna M. Handel,             Services, Inc.          details of the Fund,
   Treasurer                Harborside Financial      which must precede or
 Brian P. Clifford, Vice      Center                  accompany this report.
   President                3200 Plaza 5
 Francis Gannon, Vice       Jersey City, NJ           The accompanying report
   President                  07311-4992              has not been audited by
 J. Steven Neamtz, Vice                               independent
   President               Shareholder Servicing      accountants and
 Abbe P. Stein, Vice       Agent                      accordingly no opinion
   President                AIG SunAmerica Fund       has been expressed
   and Assistant Secretary    Services, Inc.          thereon.
 Joseph P. Kelly,           Harborside Financial
   Secretary                  Center                  VOTING PROXIES ON FUND
 Stacey V. Morrison,        3200 Plaza 5              PORTFOLIO SECURITIES.
   Assistant Secretary      Jersey City, NJ           A description of the
 Gregory R. Kingston,         07311-4992              policies and procedures
   Vice President and                                 that the Trust uses to
   Assistant Treasurer     Custodian and Transfer     determine how to vote
 Donald H. Guire,          Agent                      proxies relating to
   Assistant Treasurer      State Street Bank and     securities held in the
                              Trust Company           Fund's portfolio which is
                            P.O. Box 419572           available in the Trust's
                            Kansas City, MO           Statement of Additional
                              64141-6572              Information, may be
                                                      obtained without charge
                                                      upon request, by calling
                                                      (800) 858-8850. This
                                                      information is also
                                                      available from the EDGAR
                                                      database on the
                                                      Securities and Exchange
                                                      Commission's Internet
                                                      site at
                                                      http://www.sec.gov.




Distributed by:
AIG SunAmerica Capital Services, Inc.

EQSAN-3/04

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 11. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: June 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: June 9, 2004

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 9, 2004